UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.9%
Consumer Discretionary — 15.0%
	Distributors — 0.9%
42	Genuine Parts Co. (c)	1,787

	Diversified Consumer Services — 0.5%
51	H&R Block, Inc. (c)	901

	Hotels, Restaurants & Leisure — 3.3%
32	Darden Restaurants, Inc.	1,430
44	McDonald's Corp.	2,962
47	Yum! Brands, Inc.	1,782

		6,174
	Leisure Equipment & Products — 0.7%
37	Hasbro, Inc. (c)	1,409

	Media — 4.4%
49	McGraw-Hill Cos., Inc. (The)	1,736
50	Omnicom Group, Inc. (c)	1,925
58	Regal Entertainment Group, Class A	1,010
19	Time Warner Cable, Inc. (c)	1,007
61	Time Warner, Inc.	1,914
2	Washington Post Co. (The), Class B	711

		8,303
	Specialty Retail — 3.9%
86	Gap, Inc. (The)	1,983
46	Home Depot, Inc. (c)	1,491
14	Sherwin-Williams Co. (The)	968
31	Tiffany & Co. (c)	1,448
34	TJX Cos., Inc.	1,463

		7,353
	Textiles, Apparel & Luxury Goods — 1.3%
16	Nike, Inc., Class B	1,183
16	V.F. Corp. (c)	1,315

		2,498
	Total Consumer Discretionary	28,425
Consumer Staples — 8.4%
	Beverages — 2.0%
46	Coca-Cola Co. (The)	2,546
19	PepsiCo, Inc.	1,257

		3,803
	Food & Staples Retailing — 0.9%
31	Wal-Mart Stores, Inc.	1,701

	Food Products — 2.1%
22	General Mills, Inc.	1,536
28	JM Smucker Co. (The)	1,705
15	Mead Johnson Nutrition Co.	786

		4,027
	Household Products — 0.9%
14	Kimberly-Clark Corp.	862
14	Procter & Gamble Co. (The)	854

		1,716
	Tobacco — 2.5%
24	Lorillard, Inc.	1,836
56	Philip Morris International, Inc.	2,916

		4,752
	Total Consumer Staples	15,999
Energy — 12.2%
	Oil, Gas & Consumable Fuels — 12.2%
70	Chevron Corp.	5,338
71	ConocoPhillips	3,617
40	Energy Transfer Equity LP	1,363
88	Exxon Mobil Corp.	5,867
20	Marathon Oil Corp.	645
41	NuStar GP Holdings LLC	1,227
24	Occidental Petroleum Corp.	2,004
61	Teekay Corp., (Canada) (c)	1,383
78	Williams Cos., Inc. (The)	1,802

	Total Energy	23,246
Financials — 22.3%
	Capital Markets — 4.1%
44	Bank of New York Mellon Corp. (The)	1,365
7	Goldman Sachs Group, Inc. (The)	1,245
29	Northern Trust Corp. (c)	1,597
39	T. Rowe Price Group, Inc. (c)	2,115
49	W.P. Carey & Co. LLC	1,434

		7,756
	Commercial Banks — 6.9%
43	BancorpSouth, Inc. (c)	899
53	BB&T Corp. (c)	1,704
22	City National Corp. (c)	1,193
29	M&T Bank Corp. (c)	2,262
124	TCF Financial Corp. (c)	1,978
165	Wells Fargo & Co.	5,128

		13,164
	Consumer Finance — 0.9%
43	American Express Co.	1,762

	Insurance — 6.1%
33	Assurant, Inc.	1,141
36	Chubb Corp.	1,846
40	Cincinnati Financial Corp.	1,147
34	MetLife, Inc.	1,491
85	Old Republic International Corp.	1,082
61	OneBeacon Insurance Group Ltd., Class A	1,044
49	Travelers Cos., Inc. (The) (c)	2,643
44	Validus Holdings Ltd., (Bermuda)	1,203

		11,597
	Real Estate Investment Trusts (REITs) — 3.9%
32	Acadia Realty Trust	570
30	Agree Realty Corp.	690
8	Alexandria Real Estate Equities, Inc.	561
51	Kimco Realty Corp.	796
22	National Health Investors, Inc. (c)	864
11	Plum Creek Timber Co., Inc. (c)	444
16	Public Storage (c)	1,463
52	Regency Centers Corp. (c)	1,952

		7,340
	Thrifts & Mortgage Finance — 0.4%
48	People's United Financial, Inc. (c)	757

	Total Financials	42,376
Health Care — 10.7%
	Health Care Equipment & Supplies — 1.0%
25	Becton, Dickinson & Co. (c)	1,984

	Pharmaceuticals — 9.7%
15	Abbott Laboratories	806
59	Johnson & Johnson	3,814
128	Merck & Co., Inc.	4,792
65	Novartis AG, (Switzerland), ADR (c)	3,522
318	Pfizer, Inc.	5,453

		18,387
	Total Health Care	20,371
Industrials — 9.5%
	Aerospace & Defense — 3.1%
43	Honeywell International, Inc. (c)	1,938
55	United Technologies Corp.	4,041

		5,979
	Commercial Services & Supplies — 0.5%
35	Republic Services, Inc.	1,013

	Electrical Equipment — 2.4%
25	Cooper Industries plc	1,194
65	Emerson Electric Co. (c)	3,282

		4,476
	Machinery — 2.1%
19	Deere & Co.	1,154
33	Illinois Tool Works, Inc.	1,577
28	Snap-On, Inc.	1,213

		3,944
	Marine — 0.7%
126	Seaspan Corp., (Hong Kong)	1,260

	Road & Rail — 0.2%
8	Norfolk Southern Corp.	442

	Trading Companies & Distributors — 0.5%
20	Fastenal Co. (c)	969

	Total Industrials	18,083
Information Technology — 3.4%
	Computers & Peripherals — 0.8%
12	International Business Machines Corp.	1,577

	Electronic Equipment, Instruments & Components — 0.6%
41	Tyco Electronics Ltd., (Switzerland)	1,113

	Semiconductors & Semiconductor Equipment — 0.9%
72	Intel Corp.	1,596

	Software — 1.1%
72	Microsoft Corp.	2,093

	Total Information Technology	6,379
Materials — 3.1%
	Chemicals — 2.0%
26	Air Products & Chemicals, Inc.	1,930
28	PPG Industries, Inc.	1,825

		3,755
	Construction Materials — 0.6%
24	Vulcan Materials Co. (c)	1,110

	Containers & Packaging — 0.5%
33	Bemis Co., Inc.	948

	Total Materials	5,813
Telecommunication Services — 5.5%
	Diversified Telecommunication Services — 5.5%
80	AT&T, Inc.	2,054
39	CenturyTel, Inc.	1,372
102	Consolidated Communications Holdings, Inc.	1,925
164	Verizon Communications, Inc.	5,094

	Total Telecommunication Services	10,445
Utilities — 6.8%
	Electric Utilities — 0.8%
58	Northeast Utilities	1,595

	Gas Utilities — 1.4%
42	EQT Corp.	1,710
21	Oneok, Inc.	945

		2,655
	Multi-Utilities — 4.1%
170	CMS Energy Corp. (c)	2,625
46	NSTAR (c)	1,612
36	PG&E Corp.	1,510
92	Xcel Energy, Inc.	1,959

		7,706
	Water Utilities — 0.5%
44	American Water Works Co., Inc.	947

	Total Utilities	12,903
	Total Common Stocks (Cost $133,355)	184,040

Short-Term Investment — 3.7%
	Investment Company — 3.7%
6,961	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $6,961)	6,961

Investment of Cash Collateral for Securities on Loan — 19.4%
	Investment Company — 19.4%
36,966	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $36,966)	36,966

	Total Investments — 120.0% (Cost $177,282)	227,967
	Liabilities in Excess of Other Assets — (20.0)%	(38,006)
	NET ASSETS — 100.0%	$189,961

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)		The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$52,442
Aggregate gross unrealized depreciation	(1,757)
Net unrealized appreciation/depreciation	$50,685
Federal income tax cost of investments	$177,282

Equity Income Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$227,967	$–	$–	$227,967

# All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.1%
Consumer Discretionary — 10.0%
	Auto Components — 0.2%
41	Goodyear Tire & Rubber Co. (The) (a)	522
114	Johnson Controls, Inc.	3,777

		4,299
	Automobiles — 0.5%
574	Ford Motor Co. (a)	7,216
40	Harley-Davidson, Inc.	1,121

		8,337
	Distributors — 0.1%
27	Genuine Parts Co.	1,143

	Diversified Consumer Services — 0.2%
22	Apollo Group, Inc., Class A (a)	1,343
11	DeVry, Inc.	688
57	H&R Block, Inc.	1,018

		3,049
	Hotels, Restaurants & Leisure — 1.5%
74	Carnival Corp.	2,876
24	Darden Restaurants, Inc.	1,062
51	International Game Technology	933
43	Marriott International, Inc., Class A	1,368
183	McDonald's Corp.	12,236
127	Starbucks Corp. (a)	3,075
32	Starwood Hotels & Resorts Worldwide, Inc.	1,485
30	Wyndham Worldwide Corp.	784
12	Wynn Resorts Ltd.	892
80	Yum! Brands, Inc.	3,066

		27,777
	Household Durables — 0.4%
47	D.R. Horton, Inc.	594
26	Fortune Brands, Inc.	1,257
12	Harman International Industries, Inc. (a)	554
25	Leggett & Platt, Inc.	548
28	Lennar Corp., Class A	477
47	Newell Rubbermaid, Inc.	720
54	Pulte Group, Inc. (a)	608
27	Stanley Black & Decker, Inc.	1,540
13	Whirlpool Corp.	1,112

		7,410
	Internet & Catalog Retail — 0.6%
58	Amazon.com, Inc. (a)	7,919
36	Expedia, Inc.	900
8	priceline.com, Inc. (a)	1,981

		10,800
	Leisure Equipment & Products — 0.1%
46	Eastman Kodak Co. (a)	265
21	Hasbro, Inc.	801
62	Mattel, Inc.	1,409

		2,475
	Media — 3.0%
115	CBS Corp., Class B	1,609
484	Comcast Corp., Class A	9,102
159	DirecTV, Class A (a)	5,389
48	Discovery Communications, Inc., Class A (a)	1,633
40	Gannett Co., Inc.	668
83	Interpublic Group of Cos., Inc. (a)	689
54	McGraw-Hill Cos., Inc. (The)	1,918
6	Meredith Corp.	215
20	New York Times Co. (The), Class A (a)	221
384	News Corp., Class A	5,535
53	Omnicom Group, Inc.	2,054
15	Scripps Networks Interactive, Inc., Class A	677
60	Time Warner Cable, Inc.	3,203
196	Time Warner, Inc.	6,131
104	Viacom, Inc., Class B (a)	3,559
331	Walt Disney Co. (The)	11,541
1	Washington Post Co. (The), Class B	462

		54,606
	Multiline Retail — 0.9%
14	Big Lots, Inc. (a)	513
24	Family Dollar Stores, Inc.	863
40	J.C. Penney Co., Inc.	1,294
52	Kohl's Corp. (a)	2,863
72	Macy's, Inc.	1,562
28	Nordstrom, Inc.	1,151
8	Sears Holdings Corp. (a) (c)	897
128	Target Corp.	6,745

		15,888
	Specialty Retail — 2.0%
15	Abercrombie & Fitch Co., Class A	684
15	AutoNation, Inc. (a)	279
5	AutoZone, Inc. (a)	876
45	Bed Bath & Beyond, Inc. (a)	1,954
58	Best Buy Co., Inc.	2,486
28	GameStop Corp., Class A (a)	615
81	Gap, Inc. (The)	1,875
290	Home Depot, Inc.	9,376
46	Limited Brands, Inc.	1,123
251	Lowe's Cos., Inc.	6,082
47	Office Depot, Inc. (a)	374
23	O'Reilly Automotive, Inc. (a)	978
21	RadioShack Corp.	483
21	Ross Stores, Inc.	1,129
16	Sherwin-Williams Co. (The)	1,062
124	Staples, Inc.	2,906
21	Tiffany & Co.	1,007
72	TJX Cos., Inc.	3,042
22	Urban Outfitters, Inc. (a)	841

		37,172
	Textiles, Apparel & Luxury Goods — 0.5%
54	Coach, Inc.	2,117
66	Nike, Inc., Class B	4,885
10	Polo Ralph Lauren Corp.	829
15	V.F. Corp.	1,209

		9,040
	Total Consumer Discretionary	181,996
Consumer Staples — 11.2%
	Beverages — 2.5%
19	Brown-Forman Corp., Class B	1,101
393	Coca-Cola Co. (The)	21,609
54	Coca-Cola Enterprises, Inc.	1,507
34	Constellation Brands, Inc., Class A (a)	560
43	Dr. Pepper Snapple Group, Inc.	1,523
27	Molson Coors Brewing Co., Class B	1,136
279	PepsiCo, Inc.	18,429

		45,865
	Food & Staples Retailing — 2.7%
75	Costco Wholesale Corp.	4,471
237	CVS/Caremark Corp.	8,665
111	Kroger Co. (The)	2,399
66	Safeway, Inc.	1,647
36	SUPERVALU, Inc.	603
101	SYSCO Corp.	2,979
168	Walgreen Co.	6,228
364	Wal-Mart Stores, Inc.	20,221
29	Whole Foods Market, Inc. (a)	1,050

		48,263
	Food Products — 1.8%
110	Archer-Daniels-Midland Co.	3,165
32	Campbell Soup Co.	1,136
76	ConAgra Foods, Inc.	1,895
31	Dean Foods Co. (a)	485
56	General Mills, Inc.	3,976
54	H.J. Heinz Co.	2,458
28	Hershey Co. (The)	1,214
12	Hormel Foods Corp.	498
20	JM Smucker Co. (The)	1,222
43	Kellogg Co.	2,322
296	Kraft Foods, Inc., Class A	8,951
23	McCormick & Co., Inc. (Non-Voting)	864
35	Mead Johnson Nutrition Co.	1,814
119	Sara Lee Corp.	1,656
52	Tyson Foods, Inc., Class A	996

		32,652
	Household Products — 2.5%
24	Clorox Co.	1,533
84	Colgate-Palmolive Co.	7,175
71	Kimberly-Clark Corp.	4,462
495	Procter & Gamble Co. (The)	31,324

		44,494
	Personal Products — 0.2%
73	Avon Products, Inc.	2,468
20	Estee Lauder Cos., Inc. (The), Class A	1,307

		3,775
	Tobacco — 1.5%
355	Altria Group, Inc.	7,277
26	Lorillard, Inc.	1,985
321	Philip Morris International, Inc.	16,723
29	Reynolds American, Inc.	1,555

		27,540
	Total Consumer Staples	202,589
Energy — 10.8%
	Energy Equipment & Services — 1.8%
53	Baker Hughes, Inc.	2,490
50	BJ Services Co.	1,071
42	Cameron International Corp. (a)	1,786
12	Diamond Offshore Drilling, Inc. (c)	1,052
21	FMC Technologies, Inc. (a)	1,344
154	Halliburton Co.	4,648
18	Helmerich & Payne, Inc.	686
49	Nabors Industries Ltd., (Bermuda) (a)	952
71	National Oilwell Varco, Inc.	2,894
19	Rowan Cos., Inc. (a)	565
204	Schlumberger Ltd.	12,943
42	Smith International, Inc.	1,813

		32,244
	Oil, Gas & Consumable Fuels — 9.0%
84	Anadarko Petroleum Corp.	6,114
57	Apache Corp.	5,822
18	Cabot Oil & Gas Corp.	650
111	Chesapeake Energy Corp.	2,627
342	Chevron Corp.	25,958
253	ConocoPhillips	12,968
37	Consol Energy, Inc.	1,584
67	Denbury Resources, Inc. (a)	1,137
76	Devon Energy Corp.	4,907
120	El Paso Corp.	1,296
43	EOG Resources, Inc.	4,001
805	Exxon Mobil Corp.	53,900
50	Hess Corp.	3,105
121	Marathon Oil Corp.	3,818
15	Massey Energy Co.	771
33	Murphy Oil Corp.	1,831
30	Noble Energy, Inc.	2,171
138	Occidental Petroleum Corp.	11,700
46	Peabody Energy Corp.	2,094
20	Pioneer Natural Resources Co.	1,109
27	Range Resources Corp.	1,271
59	Southwestern Energy Co. (a)	2,402
110	Spectra Energy Corp.	2,486
20	Sunoco, Inc.	592
24	Tesoro Corp.	333
96	Valero Energy Corp.	1,897
99	Williams Cos., Inc. (The)	2,298
99	XTO Energy, Inc.	4,691

		163,533
	Total Energy	195,777
Financials — 16.4%
	Capital Markets — 2.7%
44	Ameriprise Financial, Inc.	1,976
206	Bank of New York Mellon Corp. (The)	6,359
167	Charles Schwab Corp. (The)	3,114
271	E*Trade Financial Corp. (a)	448
15	Federated Investors, Inc., Class B (c)	398
25	Franklin Resources, Inc.	2,804
90	Goldman Sachs Group, Inc. (The)	15,305
73	Invesco Ltd.	1,601
31	Janus Capital Group, Inc.	447
28	Legg Mason, Inc.	795
238	Morgan Stanley	6,980
41	Northern Trust Corp.	2,276
84	State Street Corp.	3,812
44	T. Rowe Price Group, Inc.	2,425

		48,740
	Commercial Banks — 3.1%
118	BB&T Corp.	3,813
30	Comerica, Inc.	1,128
136	Fifth Third Bancorp	1,842
38	First Horizon National Corp. (a)	539
122	Huntington Bancshares, Inc.	656
150	KeyCorp	1,160
14	M&T Bank Corp. (c)	1,124
90	Marshall & Ilsley Corp.	723
88	PNC Financial Services Group, Inc.	5,261
203	Regions Financial Corp.	1,596
85	SunTrust Banks, Inc.	2,280
326	U.S. Bancorp	8,440
883	Wells Fargo & Co.	27,480
26	Zions Bancorp (c)	559

		56,601
	Consumer Finance — 0.8%
204	American Express Co.	8,416
78	Capital One Financial Corp.	3,213
93	Discover Financial Services	1,381
83	SLM Corp. (a)	1,035

		14,045
	Diversified Financial Services — 4.6%
1,710	Bank of America Corp.	30,522
3,349	Citigroup, Inc. (a)	13,564
11	CME Group, Inc.	3,591
13	IntercontinentalExchange, Inc. (a)	1,408
677	JPMorgan Chase & Co. (q)	30,304
32	Leucadia National Corp. (a)	802
34	Moody's Corp. (c)	997
25	NASDAQ OMX Group, Inc. (The) (a)	533
44	NYSE Euronext	1,317

		83,038
	Insurance — 3.8%
80	Aflac, Inc.	4,341
91	Allstate Corp. (The)	2,955
23	American International Group, Inc. (a) (c)	785
45	AON Corp.	1,943
20	Assurant, Inc.	683
282	Berkshire Hathaway, Inc., Class B (a)	22,924
56	Chubb Corp.	2,904
28	Cincinnati Financial Corp.	802
83	Genworth Financial, Inc., Class A (a)	1,529
76	Hartford Financial Services Group, Inc.	2,149
52	Lincoln National Corp.	1,582
60	Loews Corp.	2,255
91	Marsh & McLennan Cos., Inc.	2,215
140	MetLife, Inc.	6,051
54	Principal Financial Group, Inc.	1,590
114	Progressive Corp. (The)	2,185
79	Prudential Financial, Inc.	4,795
14	Torchmark Corp.	756
88	Travelers Cos., Inc. (The)	4,722
57	Unum Group	1,403
58	XL Capital Ltd., (Bermuda), Class A	1,102

		69,671
	Real Estate Investment Trusts (REITs) — 1.2%
20	Apartment Investment & Management Co., Class A	368
14	AvalonBay Communities, Inc.	1,200
24	Boston Properties, Inc.	1,787
48	Equity Residential	1,881
50	HCP, Inc.	1,653
21	Health Care REIT, Inc.	953
111	Host Hotels & Resorts, Inc.	1,631
69	Kimco Realty Corp.	1,081
28	Plum Creek Timber Co., Inc.	1,080
81	ProLogis	1,067
23	Public Storage	2,127
49	Simon Property Group, Inc.	4,147
27	Ventas, Inc.	1,268
27	Vornado Realty Trust	2,034

		22,277
	Real Estate Management & Development — 0.1%
46	CB Richard Ellis Group, Inc., Class A (a)	730

	Thrifts & Mortgage Finance — 0.1%
81	Hudson City Bancorp, Inc.	1,143
63	People's United Financial, Inc.	990

		2,133
	Total Financials	297,235
Health Care — 12.0%
	Biotechnology — 1.5%
167	Amgen, Inc. (a)	9,975
46	Biogen Idec, Inc. (a)	2,636
78	Celgene Corp. (a)	4,855
13	Cephalon, Inc. (a) (c)	865
45	Genzyme Corp. (a)	2,351
154	Gilead Sciences, Inc. (a)	7,003

		27,685
	Health Care Equipment & Supplies — 1.9%
103	Baxter International, Inc.	5,979
40	Becton, Dickinson & Co.	3,163
258	Boston Scientific Corp. (a)	1,860
16	C.R. Bard, Inc.	1,412
30	CareFusion Corp. (a)	799
25	DENTSPLY International, Inc.	874
28	Hospira, Inc. (a)	1,582
7	Intuitive Surgical, Inc. (a)	2,310
188	Medtronic, Inc.	8,479
55	St. Jude Medical, Inc. (a)	2,277
48	Stryker Corp.	2,756
21	Varian Medical Systems, Inc. (a)	1,169
36	Zimmer Holdings, Inc. (a)	2,149

		34,809
	Health Care Providers & Services — 2.2%
73	Aetna, Inc.	2,579
48	AmerisourceBergen Corp.	1,392
62	Cardinal Health, Inc.	2,220
47	CIGNA Corp.	1,714
25	Coventry Health Care, Inc. (a)	624
18	DaVita, Inc. (a)	1,115
47	Express Scripts, Inc. (a)	4,775
29	Humana, Inc. (a)	1,357
18	Laboratory Corp. of America Holdings (a)	1,351
46	McKesson Corp.	3,018
79	Medco Health Solutions, Inc. (a)	5,107
16	Patterson Cos., Inc.	494
26	Quest Diagnostics, Inc.	1,493
74	Tenet Healthcare Corp. (a)	422
197	UnitedHealth Group, Inc.	6,446
76	WellPoint, Inc. (a)	4,871

		38,978
	Life Sciences Tools & Services — 0.4%
31	Life Technologies Corp. (a)	1,611
10	Millipore Corp. (a)	1,009
20	PerkinElmer, Inc.	479
70	Thermo Fisher Scientific, Inc. (a)	3,590
16	Waters Corp. (a)	1,077

		7,766
	Pharmaceuticals — 6.0%
265	Abbott Laboratories	13,941
52	Allergan, Inc.	3,424
292	Bristol-Myers Squibb Co.	7,801
173	Eli Lilly & Co.	6,265
52	Forest Laboratories, Inc. (a)	1,616
469	Johnson & Johnson	30,582
42	King Pharmaceuticals, Inc. (a)	498
531	Merck & Co., Inc.	19,833
52	Mylan, Inc. (a) (c)	1,187
1,376	Pfizer, Inc.	23,591
18	Watson Pharmaceuticals, Inc. (a)	759

		109,497
	Total Health Care	218,735
Industrials — 10.4%
	Aerospace & Defense — 2.9%
129	Boeing Co. (The)	9,368
66	General Dynamics Corp.	5,076
21	Goodrich Corp.	1,505
130	Honeywell International, Inc.	5,899
31	ITT Corp.	1,671
20	L-3 Communications Holdings, Inc.	1,805
54	Lockheed Martin Corp.	4,473
52	Northrop Grumman Corp.	3,384
24	Precision Castparts Corp.	3,060
65	Raytheon Co.	3,691
27	Rockwell Collins, Inc.	1,677
160	United Technologies Corp.	11,749

		53,358
	Air Freight & Logistics — 1.0%
28	C.H. Robinson Worldwide, Inc.	1,586
36	Expeditors International of Washington, Inc.	1,335
53	FedEx Corp.	4,981
169	United Parcel Service, Inc., Class B	10,900

		18,802
	Airlines — 0.1%
127	Southwest Airlines Co.	1,675

	Building Products — 0.1%
61	Masco Corp.	949

	Commercial Services & Supplies — 0.5%
19	Avery Dennison Corp.	695
22	Cintas Corp.	629
31	Iron Mountain, Inc.	846
35	Pitney Bowes, Inc.	865
35	R.R. Donnelley & Sons Co.	748
55	Republic Services, Inc.	1,602
14	Stericycle, Inc. (a)	788
83	Waste Management, Inc.	2,846

		9,019
	Construction & Engineering — 0.2%
30	Fluor Corp.	1,417
21	Jacobs Engineering Group, Inc. (a)	960
36	Quanta Services, Inc. (a)	686

		3,063
	Electrical Equipment — 0.5%
128	Emerson Electric Co.	6,456
8	First Solar, Inc. (a) (c)	1,016
24	Rockwell Automation, Inc.	1,371
16	Roper Industries, Inc.	924

		9,767
	Industrial Conglomerates — 2.4%
121	3M Co.	10,138
1,819	General Electric Co.	33,099
46	Textron, Inc.	986

		44,223
	Machinery — 1.7%
106	Caterpillar, Inc.	6,692
34	Cummins, Inc.	2,126
45	Danaher Corp.	3,569
72	Deere & Co.	4,297
32	Dover Corp.	1,485
28	Eaton Corp.	2,136
10	Flowserve Corp.	1,050
66	Illinois Tool Works, Inc.	3,123
62	PACCAR, Inc.	2,690
20	Pall Corp.	810
27	Parker Hannifin Corp.	1,774
10	Snap-On, Inc.	427

		30,179
	Professional Services — 0.1%
9	Dun & Bradstreet Corp.	647
22	Equifax, Inc.	771
25	Robert Half International, Inc.	771

		2,189
	Road & Rail — 0.8%
66	CSX Corp.	3,384
63	Norfolk Southern Corp.	3,521
9	Ryder System, Inc.	353
86	Union Pacific Corp.	6,313

		13,571
	Trading Companies & Distributors — 0.1%
22	Fastenal Co. (c)	1,073
10	W.W. Grainger, Inc.	1,135

		2,208
	Total Industrials	189,003
Information Technology — 18.7%
	Communications Equipment — 2.5%
976	Cisco Systems, Inc. (a)	25,403
22	Harris Corp.	1,059
38	JDS Uniphase Corp. (a)	477
90	Juniper Networks, Inc. (a)	2,748
394	Motorola, Inc. (a)	2,767
286	QUALCOMM, Inc.	12,028
66	Tellabs, Inc.	496

		44,978
	Computers & Peripherals — 5.7%
155	Apple, Inc. (a)	36,311
293	Dell, Inc. (a)	4,405
350	EMC Corp. (a)	6,312
401	Hewlett-Packard Co.	21,326
221	International Business Machines Corp.	28,396
13	Lexmark International, Inc., Class A (a)	480
59	NetApp, Inc. (a)	1,913
19	QLogic Corp. (a)	394
39	SanDisk Corp. (a)	1,350
28	Teradata Corp. (a)	821
39	Western Digital Corp. (a)	1,519

		103,227
	Electronic Equipment, Instruments & Components — 0.6%
59	Agilent Technologies, Inc. (a)	2,045
30	Amphenol Corp., Class A	1,245
266	Corning, Inc.	5,370
26	FLIR Systems, Inc. (a)	735
33	Jabil Circuit, Inc.	533
23	Molex, Inc.	482

		10,410
	Internet Software & Services — 1.9%
29	Akamai Technologies, Inc. (a)	921
193	eBay, Inc. (a)	5,192
41	Google, Inc., Class A (a)	23,356
21	Monster Worldwide, Inc. (a) (c)	356
31	VeriSign, Inc. (a)	813
203	Yahoo!, Inc. (a)	3,353

		33,991
	IT Services — 1.4%
86	Automatic Data Processing, Inc.	3,826
51	Cognizant Technology Solutions Corp., Class A (a)	2,586
26	Computer Sciences Corp. (a)	1,427
56	Fidelity National Information Services, Inc.	1,318
26	Fiserv, Inc. (a)	1,318
16	MasterCard, Inc., Class A	4,178
55	Paychex, Inc.	1,683
52	SAIC, Inc. (a)	920
34	Total System Services, Inc.	526
76	Visa, Inc., Class A	6,926
116	Western Union Co. (The)	1,974

		26,682
	Office Electronics — 0.1%
230	Xerox Corp.	2,247

	Semiconductors & Semiconductor Equipment — 2.5%
96	Advanced Micro Devices, Inc. (a)	892
51	Altera Corp.	1,232
51	Analog Devices, Inc.	1,462
229	Applied Materials, Inc.	3,086
73	Broadcom Corp., Class A	2,439
942	Intel Corp.	20,959
29	KLA-Tencor Corp.	907
38	Linear Technology Corp.	1,077
112	LSI Corp. (a)	685
39	MEMC Electronic Materials, Inc. (a)	594
31	Microchip Technology, Inc.	884
145	Micron Technology, Inc. (a)	1,507
41	National Semiconductor Corp.	586
16	Novellus Systems, Inc. (a)	409
95	NVIDIA Corp. (a)	1,644
30	Teradyne, Inc. (a)	337
212	Texas Instruments, Inc.	5,180
47	Xilinx, Inc.	1,202

		45,082
	Software — 4.0%
89	Adobe Systems, Inc. (a)	3,160
39	Autodesk, Inc. (a)	1,152
31	BMC Software, Inc. (a)	1,183
67	CA, Inc.	1,581
31	Citrix Systems, Inc. (a)	1,487
39	Compuware Corp. (a)	326
56	Electronic Arts, Inc. (a)	1,039
54	Intuit, Inc. (a)	1,837
27	McAfee, Inc. (a)	1,085
1,301	Microsoft Corp.	38,067
59	Novell, Inc. (a)	356
666	Oracle Corp.	17,116
32	Red Hat, Inc. (a)	941
19	Salesforce.com, Inc. (a)	1,395
137	Symantec Corp. (a)	2,325

		73,050
	Total Information Technology	339,667
Materials — 3.4%
	Chemicals — 1.9%
36	Air Products & Chemicals, Inc.	2,674
14	Airgas, Inc.	897
8	CF Industries Holdings, Inc.	755
196	Dow Chemical Co. (The)	5,797
154	E.l. du Pont de Nemours & Co.	5,737
12	Eastman Chemical Co.	789
40	Ecolab, Inc.	1,770
12	FMC Corp.	748
13	International Flavors & Fragrances, Inc.	642
93	Monsanto Co.	6,643
28	PPG Industries, Inc.	1,849
52	Praxair, Inc.	4,334
21	Sigma-Aldrich Corp.	1,114

		33,749
	Construction Materials — 0.0% (g)
22	Vulcan Materials Co.	1,017

	Containers & Packaging — 0.2%
16	Ball Corp.	856
19	Bemis Co., Inc.	534
29	Owens-Illinois, Inc. (a)	1,021
23	Pactiv Corp. (a)	568
27	Sealed Air Corp.	571

		3,550
	Metals & Mining — 1.1%
19	AK Steel Holding Corp.	428
174	Alcoa, Inc.	2,476
17	Allegheny Technologies, Inc.	904
23	Cliffs Natural Resources, Inc.	1,635
73	Freeport-McMoRan Copper & Gold, Inc.	6,131
84	Newmont Mining Corp.	4,262
54	Nucor Corp.	2,436
14	Titanium Metals Corp. (a)	239
24	United States Steel Corp.	1,552

		20,063
	Paper & Forest Products — 0.2%
74	International Paper Co.	1,817
29	MeadWestvaco Corp.	746
36	Weyerhaeuser Co.	1,631

		4,194
	Total Materials	62,573
Telecommunication Services — 2.8%
	Diversified Telecommunication Services — 2.5%
1,006	AT&T, Inc.	25,995
51	CenturyTel, Inc.	1,810
53	Frontier Communications Corp. (c)	396
254	Qwest Communications International, Inc.	1,324
483	Verizon Communications, Inc.	14,993
78	Windstream Corp.	848

		45,366
	Wireless Telecommunication Services — 0.3%
69	American Tower Corp., Class A (a)	2,925
44	MetroPCS Communications, Inc. (a)	315
507	Sprint Nextel Corp. (a)	1,928

		5,168
	Total Telecommunication Services	50,534
Utilities — 3.4%
	Electric Utilities — 1.8%
29	Allegheny Energy, Inc.	665
81	American Electric Power Co., Inc.	2,785
223	Duke Energy Corp.	3,642
56	Edison International	1,898
32	Entergy Corp.	2,623
112	Exelon Corp.	4,928
52	FirstEnergy Corp.	2,031
70	FPL Group, Inc.	3,405
30	Northeast Utilities	827
38	Pepco Holdings, Inc.	650
17	Pinnacle West Capital Corp.	652
64	PPL Corp.	1,781
49	Progress Energy, Inc.	1,909
140	Southern Co.	4,637

		32,433
	Gas Utilities — 0.2%
25	EQT Corp.	1,005
8	Nicor, Inc.	323
18	Oneok, Inc.	821
30	Questar Corp.	1,286

		3,435
	Independent Power Producers & Energy Traders — 0.2%
114	AES Corp. (The) (a)	1,253
34	Constellation Energy Group, Inc.	1,204
45	NRG Energy, Inc. (a)	933

		3,390
	Multi-Utilities — 1.2%
40	Ameren Corp.	1,053
67	CenterPoint Energy, Inc.	961
39	CMS Energy Corp.	605
48	Consolidated Edison, Inc.	2,136
102	Dominion Resources, Inc.	4,205
28	DTE Energy Co.	1,254
13	Integrys Energy Group, Inc.	618
47	NiSource, Inc.	745
63	PG&E Corp.	2,685
86	Public Service Enterprise Group, Inc.	2,546
19	SCANA Corp.	714
42	Sempra Energy	2,101
36	TECO Energy, Inc.	579
20	Wisconsin Energy Corp.	985
78	Xcel Energy, Inc.	1,650

		22,837
	Total Utilities	62,095
	Total Common Stocks (Cost $1,053,564)	1,800,204
Short-Term Investment — 0.3%
	Investment Company — 0.3%
5,803	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $5,803)	5,803
PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Investments of Cash Collateral for Securities on Loan — 0.5%
	Corporate Note — 0.1%
1,700	Monumental Global Funding III, VAR, 0.312%, 05/24/10 (e)	1,695

SHARES
	Investment Company — 0.4%
7,844	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l)	7,844

	Total Investments of Cash Collateral for Securities on Loan (Cost $9,544)	9,539
	Total Investments — 99.9% (Cost $1,068,911)	1,815,546
	Other Assets in Excess of Liabilities — 0.1%	1,455
	NET ASSETS — 100.0%	$1,817,001

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
19	E-mini S&P 500	06/17/10	$5,535	$125
169	E-mini S&P 500	06/18/10	9,846	(12)
				$113

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2010.
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)		Amount rounds to less than 0.1%.
(l)		The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(q)		Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$ 818,765
Aggregate gross unrealized depreciation	(72,130)
Net unrealized appreciation/depreciation	$ 746,635
Federal income tax cost of investments	$ 1,068,911

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,813,851	$1,695	$–	$1,815,546
Appreciation in Other Financial Instruments
Futures Contracts	$125	$–	$–	$125

Depreciation in Other Financial Instruments
Futures Contracts	$(12)	$–	$–	$(12)

# Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments ("SOI"). Level 2 consists of a corporate note that is held as an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Intrepid Mid Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.7%
Consumer Discretionary — 18.8%
	Auto Components — 1.0%
40	Autoliv, Inc., (Sweden) (a)	2,072
74	TRW Automotive Holdings Corp. (a)	2,109

		4,181
	Distributors — 0.3%
26	Genuine Parts Co.	1,098

	Diversified Consumer Services — 1.9%
37	Apollo Group, Inc., Class A (a)	2,255
122	H&R Block, Inc.	2,173
369	Service Corp. International	3,386

		7,814
	Hotels, Restaurants & Leisure — 1.9%
103	Brinker International, Inc.	1,978
12	Choice Hotels International, Inc.	425
4	Hyatt Hotels Corp., Class A (a)	171
26	International Speedway Corp., Class A	665
189	Wyndham Worldwide Corp.	4,863

		8,102
	Household Durables — 2.6%
21	D.R. Horton, Inc.	262
1	Garmin Ltd., (Cayman Islands) (c)	54
132	Jarden Corp.	4,381
92	Leggett & Platt, Inc.	1,997
30	Newell Rubbermaid, Inc.	455
3	NVR, Inc. (a)	2,252
24	Stanley Black & Decker, Inc.	1,378

		10,779
	Internet & Catalog Retail — 0.7%
12	priceline.com, Inc. (a)	3,137

	Leisure Equipment & Products — 0.4%
41	Hasbro, Inc.	1,556

	Media — 3.0%
98	CBS Corp., Class B	1,367
55	DISH Network Corp., Class A	1,149
28	DreamWorks Animation SKG, Inc., Class A (a)	1,093
368	Gannett Co., Inc.	6,078
7	John Wiley & Sons, Inc., Class A	299
49	Liberty Global, Inc., Class A (a)	1,437
25	McGraw-Hill Cos., Inc. (The)	877

		12,300
	Multiline Retail — 2.0%
101	Big Lots, Inc. (a)	3,667
8	J.C. Penney Co., Inc.	251
138	Macy's, Inc.	2,998
34	Nordstrom, Inc.	1,373

		8,289
	Specialty Retail — 4.6%
35	Abercrombie & Fitch Co., Class A (m)	1,611
26	Advance Auto Parts, Inc. (m)	1,075
31	Aeropostale, Inc. (a) (m)	887
11	Bed Bath & Beyond, Inc. (a)	481
193	GameStop Corp., Class A (a)	4,232
116	Gap, Inc. (The)	2,674
86	Limited Brands, Inc.	2,120
72	RadioShack Corp.	1,638
36	Ross Stores, Inc.	1,914
35	Signet Jewelers Ltd., (Bermuda) (a)	1,126
28	TJX Cos., Inc.	1,203

		18,961
	Textiles, Apparel & Luxury Goods — 0.4%
68	Hanesbrands, Inc. (a)	1,903

	Total Consumer Discretionary	78,120
Consumer Staples — 5.1%
	Beverages — 0.6%
153	Constellation Brands, Inc., Class A (a)	2,514

	Food & Staples Retailing — 0.4%
563	Rite Aid Corp. (a)	843
40	SUPERVALU, Inc.	664

		1,507
	Food Products — 3.1%
335	Del Monte Foods Co.	4,885
424	Tyson Foods, Inc., Class A	8,125

		13,010
	Personal Products — 0.5%
41	Herbalife Ltd., (Cayman Islands)	1,905

	Tobacco — 0.5%
13	Lorillard, Inc.	973
23	Reynolds American, Inc.	1,236

		2,209
	Total Consumer Staples	21,145
Energy — 6.0%
	Energy Equipment & Services — 2.9%
47	BJ Services Co.	999
9	Diamond Offshore Drilling, Inc. (c)	755
18	Dresser-Rand Group, Inc. (a)	572
82	Ensco plc, (United Kingdom), ADR	3,672
23	National Oilwell Varco, Inc.	926
78	Oil States International, Inc. (a)	3,548
11	Tidewater, Inc.	506
25	Unit Corp. (a)	1,076

		12,054
	Oil, Gas & Consumable Fuels — 3.1%
37	Alpha Natural Resources, Inc. (a)	1,826
37	Cimarex Energy Co.	2,218
7	Denbury Resources, Inc. (a)	121
97	EXCO Resources, Inc.	1,786
28	Frontline Ltd., (Bermuda) (c)	870
29	Murphy Oil Corp.	1,613
51	Newfield Exploration Co. (a)	2,665
11	Noble Energy, Inc.	777
36	Southern Union Co.	913

		12,789
	Total Energy	24,843
Financials — 18.0%
	Capital Markets — 2.0%
43	Affiliated Managers Group, Inc. (a) (m)	3,413
33	Federated Investors, Inc., Class B (c)	870
6	Lazard Ltd., (Bermuda), Class A	221
29	Raymond James Financial, Inc.	765
156	TD AMERITRADE Holding Corp. (a)	2,967

		8,236
	Commercial Banks — 2.3%
38	BancorpSouth, Inc.	792
27	Bank of Hawaii Corp.	1,232
28	BOK Financial Corp.	1,447
9	City National Corp.	486
9	Cullen/Frost Bankers, Inc.	508
12	M&T Bank Corp. (c)	929
250	TCF Financial Corp. (c)	3,987
18	Valley National Bancorp (c)	279

		9,660
	Consumer Finance — 0.5%
21	AmeriCredit Corp. (a)	494
95	Discover Financial Services	1,417

		1,911
	Diversified Financial Services — 0.3%
56	NASDAQ OMX Group, Inc. (The) (a)	1,192

	Insurance — 5.9%
35	Allied World Assurance Co. Holdings Ltd., (Bermuda)	1,556
127	American Financial Group, Inc.	3,602
25	Arch Capital Group Ltd., (Bermuda) (a)	1,902
44	Assurant, Inc.	1,508
22	Axis Capital Holdings Ltd., (Bermuda)	691
17	CNA Financial Corp. (a)	460
186	Genworth Financial, Inc., Class A (a)	3,417
29	Hanover Insurance Group, Inc. (The)	1,278
21	Lincoln National Corp.	645
17	PartnerRe Ltd., (Bermuda)	1,315
57	Principal Financial Group, Inc.	1,653
10	Protective Life Corp.	222
15	Reinsurance Group of America, Inc.	782
44	StanCorp Financial Group, Inc.	2,072
6	Torchmark Corp.	321
131	Unum Group	3,247

		24,671
	Real Estate Investment Trusts (REITs) — 5.9%
14	Alexandria Real Estate Equities, Inc. (m)	913
50	AMB Property Corp. (m)	1,350
157	Annaly Capital Management, Inc.	2,690
10	Camden Property Trust	408
30	Chimera Investment Corp.	115
30	Douglas Emmett, Inc. (m)	456
27	Equity Residential	1,065
27	Federal Realty Investment Trust	1,959
47	Health Care REIT, Inc.	2,126
125	Hospitality Properties Trust	2,983
137	HRPT Properties Trust	1,068
34	Mack-Cali Realty Corp.	1,209
45	Nationwide Health Properties, Inc.	1,564
30	ProLogis	391
32	SL Green Realty Corp.	1,810
41	Taubman Centers, Inc.	1,629
58	Ventas, Inc.	2,749

		24,485
	Thrifts & Mortgage Finance — 1.1%
150	Hudson City Bancorp, Inc.	2,121
152	New York Community Bancorp, Inc.	2,506

		4,627
	Total Financials	74,782
Health Care — 8.8%
	Biotechnology — 1.6%
48	BioMarin Pharmaceutical, Inc. (a)	1,122
21	Cephalon, Inc. (a)	1,444
42	Dendreon Corp. (a)	1,528
21	Human Genome Sciences, Inc. (a)	643
39	Talecris Biotherapeutics Holdings Corp. (a)	779
24	Vertex Pharmaceuticals, Inc. (a)	981

		6,497
	Health Care Equipment & Supplies — 2.4%
99	Cooper Cos., Inc. (The)	3,861
56	Hospira, Inc. (a)	3,184
17	Inverness Medical Innovations, Inc. (a)	642
47	Kinetic Concepts, Inc. (a)	2,259

		9,946
	Health Care Providers & Services — 3.6%
40	Aetna, Inc. (m)	1,394
156	AmerisourceBergen Corp.	4,500
70	CIGNA Corp.	2,575
73	Health Management Associates, Inc., Class A (a)	629
25	Humana, Inc. (a)	1,165
25	Laboratory Corp. of America Holdings (a)	1,885
22	Lincare Holdings, Inc. (a)	983
71	Omnicare, Inc.	2,001

		15,132
	Life Sciences Tools & Services — 0.2%
15	Life Technologies Corp. (a)	788

	Pharmaceuticals — 1.0%
38	Endo Pharmaceuticals Holdings, Inc. (a)	900
54	King Pharmaceuticals, Inc. (a)	638
58	Mylan, Inc. (a) (c)	1,324
35	Watson Pharmaceuticals, Inc. (a)	1,456

		4,318
	Total Health Care	36,681
Industrials — 11.4%
	Aerospace & Defense — 2.3%
52	Goodrich Corp.	3,674
14	ITT Corp.	724
41	L-3 Communications Holdings, Inc.	3,729
22	Northrop Grumman Corp.	1,410

		9,537
	Airlines — 0.9%
60	Copa Holdings S.A., (Panama), Class A	3,618

	Building Products — 0.1%
13	Lennox International, Inc.	576

	Commercial Services & Supplies — 1.1%
28	Pitney Bowes, Inc.	680
99	R.R. Donnelley & Sons Co.	2,120
55	Republic Services, Inc.	1,605

		4,405
	Construction & Engineering — 1.0%
29	Shaw Group, Inc. (The) (a)	984
62	URS Corp. (a)	3,071

		4,055
	Electrical Equipment — 1.3%
65	Hubbell, Inc., Class B	3,281
58	Thomas & Betts Corp. (a)	2,268

		5,549
	Machinery — 3.5%
42	AGCO Corp. (a) (m)	1,519
19	Cummins, Inc.	1,197
59	Dover Corp.	2,779
32	Gardner Denver, Inc.	1,394
10	Joy Global, Inc.	566
72	Oshkosh Corp. (a)	2,917
44	Parker Hannifin Corp.	2,878
21	SPX Corp.	1,409

		14,659
	Marine — 0.3%
33	Kirby Corp. (a)	1,255

	Road & Rail — 0.7%
33	CSX Corp.	1,657
33	Ryder System, Inc.	1,294

		2,951
	Trading Companies & Distributors — 0.2%
22	WESCO International, Inc. (a)	774

	Total Industrials	47,379
Information Technology — 14.2%
	Communications Equipment — 1.3%
73	Brocade Communications Systems, Inc. (a)	418
67	CommScope, Inc. (a)	1,882
62	Harris Corp.	2,937

		5,237
	Computers & Peripherals — 1.8%
75	Lexmark International, Inc., Class A (a)	2,695
33	QLogic Corp. (a)	676
111	Western Digital Corp. (a)	4,324

		7,695
	Electronic Equipment, Instruments & Components — 1.5%
74	Arrow Electronics, Inc. (a)	2,223
101	Avnet, Inc. (a)	3,015
10	Tech Data Corp. (a)	398
81	Vishay Intertechnology, Inc. (a)	830

		6,466
	IT Services — 4.4%
63	Alliance Data Systems Corp. (a) (c)	4,054
69	Broadridge Financial Solutions, Inc.	1,475
68	Computer Sciences Corp. (a)	3,708
304	Convergys Corp. (a)	3,726
17	DST Systems, Inc.	688
87	Fidelity National Information Services, Inc.	2,037
45	Hewitt Associates, Inc., Class A (a)	1,770
19	Lender Processing Services, Inc.	706

		18,164
	Office Electronics — 0.3%
121	Xerox Corp.	1,180

	Semiconductors & Semiconductor Equipment — 2.9%
62	Integrated Device Technology, Inc. (a)	377
29	Intersil Corp., Class A	429
31	Linear Technology Corp.	878
333	LSI Corp. (a)	2,036
131	Marvell Technology Group Ltd., (Bermuda) (a)	2,674
121	Micron Technology, Inc. (a)	1,254
101	National Semiconductor Corp.	1,465
221	ON Semiconductor Corp. (a)	1,769
18	Teradyne, Inc. (a)	202
46	Xilinx, Inc.	1,162

		12,246
	Software — 2.0%
75	BMC Software, Inc. (a)	2,855
159	CA, Inc.	3,729
98	Symantec Corp. (a)	1,656

		8,240
	Total Information Technology	59,228
Materials — 7.2%
	Chemicals — 4.2%
9	Airgas, Inc. (m)	572
55	Ashland, Inc.	2,908
50	Celanese Corp., Class A	1,602
9	CF Industries Holdings, Inc.	830
25	Eastman Chemical Co.	1,614
20	FMC Corp.	1,214
41	Lubrizol Corp.	3,724
44	PPG Industries, Inc.	2,877
28	Scotts Miracle-Gro Co. (The), Class A	1,275
21	Terra Industries, Inc.	945

		17,561
	Containers & Packaging — 1.1%
106	Crown Holdings, Inc. (a)	2,847
31	Pactiv Corp. (a)	786
54	Temple-Inland, Inc.	1,099

		4,732
	Metals & Mining — 1.3%
25	Cliffs Natural Resources, Inc.	1,795
26	Reliance Steel & Aluminum Co.	1,260
14	Schnitzer Steel Industries, Inc., Class A	714
16	Walter Energy, Inc.	1,518

		5,287
	Paper & Forest Products — 0.6%
93	International Paper Co.	2,284

	Total Materials	29,864
Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.8%
1,143	Qwest Communications International, Inc.	5,966
122	Windstream Corp.	1,330

	Total Telecommunication Services	7,296
Utilities — 7.4%
	Electric Utilities — 1.2%
115	DPL, Inc.	3,138
60	Edison International	2,050

		5,188
	Gas Utilities — 2.2%
81	Energen Corp.	3,774
48	National Fuel Gas Co.	2,414
103	UGI Corp.	2,741

		8,929
	Independent Power Producers & Energy Traders — 0.8%
151	NRG Energy, Inc. (a)	3,160

	Multi-Utilities — 3.2%
8	Alliant Energy Corp.	281
214	CenterPoint Energy, Inc.	3,073
94	CMS Energy Corp.	1,446
14	DTE Energy Co.	615
61	MDU Resources Group, Inc.	1,316
92	Sempra Energy	4,591
129	TECO Energy, Inc.	2,052

		13,374
	Total Utilities	30,651
	Total Common Stocks (Cost $348,905)	409,989
PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.1%
520	U.S. Treasury Note, 1.250%, 11/30/10 (k) (Cost $523)	523
SHARES
Short-Term Investment — 1.6%
	Investment Company — 1.6%
6,594	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $6,594)	6,594
PRINCIPAL AMOUNT ($)
Investments of Cash Collateral for Securities on Loan — 2.2%
	Corporate Note — 1.1%
4,500	Monumental Global Funding III, VAR, 0.312%, 05/24/10 (e)	4,486

SHARES
	Investment Company — 1.1%
4,777	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l)	4,777

	Total Investments of Cash Collateral for Securities on Loan (Cost $9,277)	9,263
	Total Investments — 102.6% (Cost $365,299)	426,369
	Liabilities in Excess of Other Assets — (2.6)%	(10,863)
	NET ASSETS — 100.0%	$415,506

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
98	E-mini S&P MidCap 400	06/18/10	$7,723	$182

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2010.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$80,056
Aggregate gross unrealized depreciation	(18,986)
Net unrealized appreciation/depreciation	$61,070
Federal income tax cost of investments	$365,299

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$417,688	$8,681	$–	$426,369

Appreciation in Other Financial Instruments
Futures Contracts	$182	$–	$–	$182

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of an ADR, a U.S. Treasury Note that is held for futures collateral and a corporate note that is held as an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies – 100.1% (b)
	Alternative Assets – 6.4%
12,072	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	121,560
695	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	10,877
	Total Alternative Assets	132,437
	Fixed Income – 43.1%
21,373	JPMorgan Core Bond Fund, Select Class Shares	239,169
35,647	JPMorgan Core Plus Bond Fund, Select Class Shares	280,543
2,745	JPMorgan Emerging Markets Debt Fund, Select Class Shares	21,330
7,530	JPMorgan Government Bond Fund, Select Class Shares	79,821
21,508	JPMorgan High Yield Fund, Select Class Shares	170,558
4,546	JPMorgan Limited Duration Bond Fund, Select Class Shares	40,503
2,172	JPMorgan Real Return Fund, Select Class Shares	20,182
3,964	JPMorgan Short Duration Bond Fund, Select Class Shares	43,173
	Total Fixed Income	895,279
	International Equity – 5.6%
6,351	JPMorgan International Equity Index Fund, Select Class Shares	116,474
	Money Market – 1.5%
31,399	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (l) (m)	31,399
	U.S. Equity – 43.5%
7,527	JPMorgan Intrepid America Fund, Select Class Shares	161,371
3,870	JPMorgan Intrepid Growth Fund, Select Class Shares	80,292
4,540	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	61,194
2,085	JPMorgan Intrepid Plus Fund, Select Class Shares	28,439
2,116	JPMorgan Large Cap Growth Fund, Select Class Shares	37,049
11,214	JPMorgan Large Cap Value Fund, Select Class Shares	116,963
8,707	JPMorgan Market Expansion Index Fund, Select Class Shares	82,369
21,360	JPMorgan U.S. Equity Fund, Select Class Shares	202,282
6,875	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	131,790
	Total U.S. Equity	901,749
	Total Investments — 100.1% (Cost $1,960,078)	2,077,338
	Liabilities in Excess of Other Assets — (0.1)%	(2,258)
	NET ASSETS — 100.0%	$2,075,080

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$120,399
Aggregate gross unrealized depreciation	(3,139)
Net unrealized appreciation/depreciation	$117,260
Federal income tax cost of investments	$1,960,078

Investor Balanced Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$2,077,338	$–	$–	$2,077,338

# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Investment Companies – 101.2% (b)
	Alternative Assets – 5.4%
6,423	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	64,676
446	JPMorgan Research Market Neutral Fund, Select Class Shares	6,990

	Total Alternative Assets	71,666
	Fixed Income – 61.7%
16,784	JPMorgan Core Bond Fund, Select Class Shares	187,809
32,177	JPMorgan Core Plus Bond Fund, Select Class Shares	253,236
1,728	JPMorgan Emerging Markets Debt Fund, Select Class Shares	13,428
12,420	JPMorgan Government Bond Fund, Select Class Shares	131,652
10,833	JPMorgan High Yield Fund, Select Class Shares	85,906
6,924	JPMorgan Limited Duration Bond Fund, Select Class Shares	61,697
1,373	JPMorgan Real Return Fund, Select Class Shares	12,757
6,563	JPMorgan Short Duration Bond Fund, Select Class Shares	71,474

	Total Fixed Income	817,959

	International Equity – 3.0%
2,173	JPMorgan International Equity Index Fund, Select Class Shares	39,857
	Money Market – 3.0%
39,513	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (l) (m)	39,513
	U.S. Equity – 28.1%
3,363	JPMorgan Intrepid America Fund, Select Class Shares	72,112
1,705	JPMorgan Intrepid Growth Fund, Select Class Shares	35,380
1,057	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	14,244
1,508	JPMorgan Intrepid Plus Fund, Select Class Shares	20,570
3,382	JPMorgan Large Cap Value Fund, Select Class Shares	35,279
1,521	JPMorgan Market Expansion Index Fund, Select Class Shares	14,389
580	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	11,291
8,526	JPMorgan U.S. Equity Fund, Select Class Shares	80,739
4,001	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	76,693
717	JPMorgan Value Advantage Fund, Select Class Shares	11,870

	Total U.S. Equity	372,567

	Total Investments — 101.2% (Cost $1,273,103)	1,341,562
	Liabilities in Excess of Other Assets — (1.2)%	(16,020)
	NET ASSETS — 100.0%	$1,325,542
Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,886
Aggregate gross unrealized depreciation	(3,427)
Net unrealized appreciation/depreciation	$68,459
Federal income tax cost of investments	$1,273,103

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities	$1,341,562	$–	$–	$1,341,562

# All portfolio holdings designated as Level 1 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies – 99.5% (b)
	Alternative Assets – 6.7%
10,149	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	102,202
542	JPMorgan Research Market Neutral Fund, Select Class Shares	8,483
	Total Alternative Assets	110,685
	Fixed Income – 25.0%
10,882	JPMorgan Core Bond Fund, Select Class Shares	121,770
17,972	JPMorgan Core Plus Bond Fund, Select Class Shares	141,437
2,117	JPMorgan Emerging Markets Debt Fund, Select Class Shares	16,452
14,732	JPMorgan High Yield Fund, Select Class Shares	116,821
1,742	JPMorgan Real Return Fund, Select Class Shares	16,180
	Total Fixed Income	412,660
	International Equity – 7.2%
2,485	JPMorgan International Equity Fund, Select Class Shares	32,877
4,690	JPMorgan International Equity Index Fund, Select Class Shares	86,015
	Total International Equity	118,892
	Money Market – 0.9%
14,300	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (l) (m)	14,300
	U.S. Equity – 59.7%
9,429	JPMorgan Intrepid America Fund, Select Class Shares	202,164
3,279	JPMorgan Intrepid Growth Fund, Select Class Shares	68,045
2,295	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	30,943
1,844	JPMorgan Intrepid Plus Fund, Select Class Shares	25,156
6,196	JPMorgan Large Cap Growth Fund, Select Class Shares	108,498
13,812	JPMorgan Large Cap Value Fund, Select Class Shares	144,060
8,593	JPMorgan Market Expansion Index Fund, Select Class Shares	81,290
437	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	8,498
1,892	JPMorgan Small Cap Value Fund, Select Class Shares	31,650
20,441	JPMorgan U.S. Equity Fund, Select Class Shares	193,577
4,468	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	85,645
502	JPMorgan Value Advantage Fund, Select Class Shares	8,318

	Total U.S. Equity	987,844
	Total Investments — 99.5% (Cost $1,556,683)	1,644,381
	Other Assets in Excess of Liabilities — 0.5%	8,460
	NET ASSETS — 100.0%	$1,652,841

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,796
Aggregate gross unrealized depreciation	(13,098)
Net unrealized appreciation/depreciation	$87,698
Federal income tax cost of investments	$1,556,683

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,644,381	$–	$–	$1,644,381

# All portfolio holdings designated as Level 1 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies – 100.1% (b)
	Alternative Assets – 6.2%
7,308	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	73,596
446	JPMorgan Research Market Neutral Fund, Select Class Shares	6,985
	Total Alternative Assets	80,581
	Fixed Income – 6.7%
1,612	JPMorgan Core Plus Bond Fund, Select Class Shares	12,685
1,677	JPMorgan Emerging Markets Debt Fund, Select Class Shares	13,027
839	JPMorgan Government Bond Fund, Select Class Shares	8,895
3,680	JPMorgan High Yield Fund, Select Class Shares	29,186
978	JPMorgan Limited Duration Bond Fund, Select Class Shares	8,713
1,355	JPMorgan Real Return Fund, Select Class Shares	12,586
	Total Fixed Income	85,092
	International Equity – 10.7%
3,058	JPMorgan International Equity Fund, Select Class Shares	40,458
5,287	JPMorgan International Equity Index Fund, Select Class Shares	96,955
	Total International Equity	137,413
	Money Market – 0.9%
11,325	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (l) (m)	11,325
	U.S. Equity – 75.6%
7,893	JPMorgan Intrepid America Fund, Select Class Shares	169,231
3,579	JPMorgan Intrepid Growth Fund, Select Class Shares	74,270
3,614	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	48,723
1,811	JPMorgan Intrepid Plus Fund, Select Class Shares	24,704
6,859	JPMorgan Large Cap Growth Fund, Select Class Shares	120,102
14,829	JPMorgan Large Cap Value Fund, Select Class Shares	154,668
8,006	JPMorgan Market Expansion Index Fund, Select Class Shares	75,738
338	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	6,570
2,331	JPMorgan Small Cap Value Fund, Select Class Shares	38,993
19,300	JPMorgan U.S. Equity Fund, Select Class Shares	182,774
3,450	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	66,142
394	JPMorgan Value Advantage Fund, Select Class Shares	6,531

	Total U.S. Equity	968,446
	Total Investments — 100.1% (Cost $1,239,677)	1,282,857
	Liabilities in Excess of Other Assets — (0.1)%	(745)
	NET ASSETS — 100.0%	$1,282,112

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,990
Aggregate gross unrealized depreciation	(33,810)
Net unrealized appreciation/depreciation	$43,180
Federal income tax cost of investments	$1,239,677

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,282,857	$–	$–	$1,282,857
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.3%
Consumer Discretionary — 11.8%
		Hotels, Restaurants & Leisure — 1.3%
55		WMS Industries, Inc. (a)	2,324
71		Wynn Resorts Ltd.	5,414

			7,738
		Internet & Catalog Retail — 6.3%
181		Amazon.com, Inc. (a)	24,627
27		Netflix, Inc. (a) (c)	1,961
43		priceline.com, Inc. (a) (c)	10,914

			37,502
		Media — 1.2%
219		DirecTV, Class A (a)	7,389

		Multiline Retail — 2.0%
55		Dollar Tree, Inc. (a)	3,233
58		Kohl's Corp. (a)	3,183
140		Nordstrom, Inc.	5,711

			12,127
		Specialty Retail — 1.0%
159		Urban Outfitters, Inc. (a)	6,058

		Total Consumer Discretionary	70,814
Consumer Staples — 9.0%
		Beverages — 2.1%
227		Coca-Cola Co. (The)	12,485

		Food & Staples Retailing — 1.1%
122		Wal-Mart Stores, Inc.	6,778

		Food Products — 1.4%
116		General Mills, Inc.	8,233

		Household Products — 2.1%
147		Colgate-Palmolive Co.	12,491

		Tobacco — 2.3%
267		Philip Morris International, Inc.	13,906

		Total Consumer Staples	53,893
Energy — 4.8%
		Energy Equipment & Services — 2.1%
104		National Oilwell Varco, Inc.	4,216
72		Schlumberger Ltd.	4,555
45		Transocean Ltd., (Switzerland) (a)	3,903

			12,674
		Oil, Gas & Consumable Fuels — 2.7%
131		Occidental Petroleum Corp.	11,058
123		Petroleo Brasileiro S.A., (Brazil), ADR	5,472

			16,530
		Total Energy	29,204
Financials — 3.8%
		Capital Markets — 3.4%
47		BlackRock, Inc.	10,128
31		Goldman Sachs Group, Inc. (The)	5,204
92		T. Rowe Price Group, Inc.	5,032

			20,364
		Diversified Financial Services — 0.4%
7		CME Group, Inc.	2,339

		Total Financials	22,703
Health Care — 17.3%
		Biotechnology — 5.7%
87		Alexion Pharmaceuticals, Inc. (a)	4,741
271		Celgene Corp. (a)	16,785
64		Dendreon Corp. (a)	2,345
223		Gilead Sciences, Inc. (a)	10,155

			34,026
		Health Care Equipment & Supplies — 0.9%
16		Intuitive Surgical, Inc. (a)	5,396

		Health Care Providers & Services — 3.1%
186		Express Scripts, Inc. (a)	18,945

		Life Sciences Tools & Services — 1.4%
164		Life Technologies Corp. (a)	8,567

		Pharmaceuticals — 6.2%
149		Allergan, Inc.	9,713
122		Johnson & Johnson	7,948
210		Merck & Co., Inc.	7,836
183		Teva Pharmaceutical Industries Ltd., (Israel), ADR	11,556

			37,053
		Total Health Care	103,987
Industrials — 5.2%
		Aerospace & Defense — 1.7%
34		General Dynamics Corp.	2,623
60		Precision Castparts Corp.	7,565

			10,188
		Machinery — 2.9%
102		Cummins, Inc.	6,331
98		Joy Global, Inc.	5,553
132		PACCAR, Inc.	5,699

			17,583
		Professional Services — 0.6%
109		Robert Half International, Inc.	3,314

		Total Industrials	31,085
Information Technology — 38.7%
		Communications Equipment — 3.7%
476		Cisco Systems, Inc. (a)	12,380
94		F5 Networks, Inc. (a)	5,782
141		Juniper Networks, Inc. (a)	4,332

			22,494
		Computers & Peripherals — 12.3%
161		Apple, Inc. (a)	37,770
248		Hewlett-Packard Co.	13,187
98		International Business Machines Corp.	12,604
248		NetApp, Inc. (a)	8,088
63		SanDisk Corp. (a)	2,171

			73,820
		Electronic Equipment, Instruments & Components — 1.5%
220		Amphenol Corp., Class A	9,269

		Internet Software & Services — 4.8%
7		Baidu, Inc., (China), ADR (a)	4,119
44		Google, Inc., Class A (a)	24,878

			28,997
		IT Services — 6.8%
309		Cognizant Technology Solutions Corp., Class A (a)	15,738
37		MasterCard, Inc., Class A	9,456
170		Visa, Inc., Class A	15,493

			40,687
		Semiconductors & Semiconductor Equipment — 2.8%
143		Broadcom Corp., Class A	4,738
99		Lam Research Corp. (a)	3,699
409		Marvell Technology Group Ltd., (Bermuda) (a)	8,325

			16,762
		Software — 6.8%
251		Activision Blizzard, Inc.	3,026
–	(h)	CA, Inc.	3
486		Microsoft Corp.	14,217
398		Oracle Corp.	10,226
218		Red Hat, Inc. (a)	6,369
92		Salesforce.com, Inc. (a)	6,819

			40,660
		Total Information Technology	232,689
Materials — 5.3%
		Chemicals — 3.0%
89		Monsanto Co.	6,383
12		Potash Corp. of Saskatchewan, Inc., (Canada)	1,435
127		Praxair, Inc.	10,574

			18,392
		Metals & Mining — 2.3%
103		Freeport-McMoRan Copper & Gold, Inc. (a)	8,629
162		Vale S.A., (Brazil), ADR	5,202

			13,831
		Total Materials	32,223
Telecommunication Services — 1.4%
		Wireless Telecommunication Services — 1.4%
198		American Tower Corp., Class A (a)	8,428

		Total Common Stocks (Cost $400,372)	585,026
Preferred Stock — 0.9%
Telecommunication Services — 0.9%
		Wireless Telecommunication Services — 0.9%
202		Vivo Participacoes S.A., (Brazil), ADR (Cost $3,080)	5,484
Short-Term Investment — 1.6%
		Investment Company — 1.6%
9,616		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $9,616)	9,616

PRINCIPAL AMOUNT ($)
Investments of Cash Collateral for Securities on Loan — 2.0%
		Corporate Note — 0.6%
3,500		Monumental Global Funding III, VAR, 0.312%, 05/24/10 (e)	3,489

SHARES
		Investment Company — 1.4%
8,549		JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l)	8,549

		Total Investments of Cash Collateral for Securities on Loan (Cost $12,049)	12,038
		Total Investments — 101.8% (Cost $425,117)	612,164
		Liabilities in Excess of Other Assets — (1.8)%	(10,756)
		NET ASSETS — 100.0%	$601,408

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2010.

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)		Amount rounds to less than one thousand (shares or dollars).
(l)		The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation			$190,732
Aggregate gross unrealized depreciation			(3,685)
Net unrealized appreciation/depreciation			$187,047
Federal income tax cost of investments			$425,117

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$70,814	$–	$ –	$70,814
Consumer Staples	53,893	–	–	53,893
Energy	23,732	5,472	–	29,204
Financials	22,703	–	–	22,703
Health Care	92,431	11,556	–	103,987
Industrials	31,085	–	–	31,085
Information Technology	228,570	4,119	–	232,689
Materials	32,223	–	–	32,223
Telecommunication Services	8,428	–	–	8,428
Total Common Stocks	563,879	21,147	–	585,026
Preferred Stocks
Telecommunication Services	–	5,484	–	5,484
Total Preferred Stocks	–	5,484	–	5,484
Short-Term Investments
Investment Companies	9,616	–	–	9,616
Investments of Cash Collateral for Securities on Loan
Corporate Notes	–	3,489	–	3,489
Investment Companies	8,549	–	–	8,549
Total Investments in Securities	$582,044	$30,120	$ –	$612,164

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.1%
Consumer Discretionary — 9.8%
	Auto Components — 1.1%
167	Johnson Controls, Inc.	5,493

	Hotels, Restaurants & Leisure — 1.1%
48	Carnival Corp.	1,854
101	International Game Technology	1,860
55	Royal Caribbean Cruises Ltd. (a) (c)	1,815

		5,529
	Household Durables — 0.6%
47	KB Home	785
136	Lennar Corp., Class A	2,332

		3,117
	Media — 5.3%
209	Gannett Co., Inc.	3,448
94	Time Warner Cable, Inc.	4,995
219	Time Warner, Inc.	6,840
356	Walt Disney Co. (The)	12,414

		27,697
	Multiline Retail — 0.4%
38	Kohl's Corp. (a)	2,071

	Specialty Retail — 0.8%
177	Staples, Inc.	4,129

	Textiles, Apparel & Luxury Goods — 0.5%
68	Coach, Inc.	2,691

	Total Consumer Discretionary	50,727
Consumer Staples — 5.7%
	Beverages — 0.8%
77	Coca-Cola Co. (The)	4,250

	Food & Staples Retailing — 3.2%
258	CVS/Caremark Corp.	9,431
78	Kroger Co. (The)	1,688
124	SYSCO Corp.	3,657
37	Wal-Mart Stores, Inc.	2,074

		16,850
	Food Products — 0.6%
43	General Mills, Inc.	3,011

	Household Products — 1.1%
90	Procter & Gamble Co. (The)	5,715

	Total Consumer Staples	29,826
Energy — 16.6%
	Energy Equipment & Services — 2.4%
27	Baker Hughes, Inc.	1,265
144	Halliburton Co.	4,351
109	Schlumberger Ltd.	6,947

		12,563
	Oil, Gas & Consumable Fuels — 14.2%
67	Anadarko Petroleum Corp.	4,861
47	Apache Corp.	4,803
158	Chevron Corp.	11,975
220	ConocoPhillips	11,278
10	EOG Resources, Inc.	911
285	Exxon Mobil Corp.	19,102
166	Occidental Petroleum Corp.	14,028
294	Williams Cos., Inc. (The)	6,787

		73,745
	Total Energy	86,308
Financials — 26.9%
	Capital Markets — 5.5%
88	Goldman Sachs Group, Inc. (The)	14,996
279	Morgan Stanley	8,174
127	State Street Corp.	5,740

		28,910
	Commercial Banks — 7.3%
220	BB&T Corp.	7,138
214	Fifth Third Bancorp	2,907
168	U.S. Bancorp	4,341
698	Wells Fargo & Co.	21,714
89	Zions Bancorp (c)	1,931

		38,031
	Consumer Finance — 1.2%
148	Capital One Financial Corp.	6,121

	Diversified Financial Services — 6.6%
1,371	Bank of America Corp.	24,480
1,791	Citigroup, Inc. (a)	7,253
136	North American Financial Holdings, Inc., Class A (a) (e) (f) (i)	2,713

		34,446
	Insurance — 4.7%
95	ACE Ltd., (Switzerland)	4,993
92	Aflac, Inc.	5,007
88	Genworth Financial, Inc., Class A (a)	1,607
18	MetLife, Inc.	795
9	Primerica, Inc. (a)	140
71	Principal Financial Group, Inc.	2,063
114	Prudential Financial, Inc.	6,915
50	RenaissanceRe Holdings Ltd., (Bermuda)	2,846

		24,366
	Real Estate Investment Trusts (REITs) — 1.2%
44	Alexandria Real Estate Equities, Inc.	2,950
75	Annaly Capital Management, Inc.	1,290
286	Lexington Realty Trust (c)	1,859

		6,099
	Thrifts & Mortgage Finance — 0.4%
128	New York Community Bancorp, Inc.	2,122

	Total Financials	140,095
Health Care — 9.6%
	Biotechnology — 0.2%
13	Celgene Corp. (a)	781

	Health Care Equipment & Supplies — 0.7%
22	Baxter International, Inc.	1,286
51	Covidien plc, (Ireland)	2,582

		3,868
	Health Care Providers & Services — 2.7%
98	Aetna, Inc.	3,435
48	McKesson Corp.	3,152
115	WellPoint, Inc. (a)	7,428

		14,015
	Pharmaceuticals — 6.0%
75	Abbott Laboratories	3,971
408	Merck & Co., Inc.	15,239
708	Pfizer, Inc.	12,136

		31,346
	Total Health Care	50,010
Industrials — 10.6%
	Aerospace & Defense — 1.9%
61	Honeywell International, Inc.	2,767
22	Precision Castparts Corp.	2,764
62	United Technologies Corp.	4,592

		10,123
	Electrical Equipment — 0.9%
51	Cooper Industries plc	2,455
36	Roper Industries, Inc.	2,053

		4,508
	Industrial Conglomerates — 1.9%
415	General Electric Co.	7,550
69	Tyco International Ltd., (Switzerland)	2,622

		10,172
	Machinery — 3.6%
78	Deere & Co.	4,614
52	Eaton Corp.	3,903
36	Joy Global, Inc.	2,041
74	Navistar International Corp. (a)	3,297
72	Parker Hannifin Corp.	4,675

		18,530
	Road & Rail — 2.0%
121	Norfolk Southern Corp.	6,743
51	Union Pacific Corp.	3,769

		10,512
	Trading Companies & Distributors — 0.3%
48	GATX Corp.	1,364

	Total Industrials	55,209
Information Technology — 8.4%
	Communications Equipment — 1.1%
215	Cisco Systems, Inc. (a)	5,601

	Computers & Peripherals — 2.4%
238	Hewlett-Packard Co.	12,663

	Electronic Equipment, Instruments & Components — 1.5%
397	Corning, Inc.	8,017

	Internet Software & Services — 0.4%
4	Google, Inc., Class A (a)	2,063

	Semiconductors & Semiconductor Equipment — 1.0%
196	Applied Materials, Inc.	2,639
101	Intersil Corp., Class A	1,483
62	Marvell Technology Group Ltd., (Bermuda) (a)	1,260

		5,382
	Software — 2.0%
208	Microsoft Corp.	6,078
238	Symantec Corp. (a)	4,034

		10,112
	Total Information Technology	43,838
Materials — 3.6%
	Chemicals — 2.4%
229	Dow Chemical Co. (The)	6,782
54	E.l. du Pont de Nemours & Co.	2,026
40	PPG Industries, Inc.	2,603
9	Praxair, Inc.	763

		12,174
	Containers & Packaging — 0.4%
107	Sealed Air Corp.	2,247

	Metals & Mining — 0.8%
25	Freeport-McMoRan Copper & Gold, Inc.	2,126
31	United States Steel Corp.	1,995

		4,121
	Total Materials	18,542
Telecommunication Services — 4.2%
	Diversified Telecommunication Services — 3.5%
577	Verizon Communications, Inc.	17,909

	Wireless Telecommunication Services — 0.7%
994	Sprint Nextel Corp. (a)	3,778

	Total Telecommunication Services	21,687
Utilities — 3.7%
	Electric Utilities — 2.4%
107	Edison International	3,649
102	FPL Group, Inc.	4,910
332	NV Energy, Inc.	4,092

		12,651
	Multi-Utilities — 0.8%
74	Public Service Enterprise Group, Inc.	2,190
53	SCANA Corp.	1,984

		4,174
	Water Utilities — 0.5%
111	American Water Works Co., Inc.	2,420

	Total Utilities	19,245
	Total Common Stocks (Cost $401,615)	515,487
Preferred Stock — 0.5%
Materials — 0.5%
	Metals & Mining — 0.5%
23	Freeport-McMoRan Copper & Gold, Inc., 6.750%, 05/01/10 (Cost $1,526)	2,652

Short-Term Investment — 0.9%
	Investment Company — 0.9%
4,682	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $4,682)	4,682
PRINCIPAL AMOUNT ($)
Investments of Cash Collateral for Securities on Loan — 0.6%
	Corporate Note — 0.3%
1,500	Monumental Global Funding III, VAR, 0.312%, 05/24/10 (e)	1,495

SHARES
	Investment Company — 0.3%
1,926	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l)	1,926

	Total Investments of Cash Collateral for Securities on Loan (Cost $3,426)	3,421
	Total Investments — 101.1% (Cost $411,249)	526,242
	Liabilities in Excess of Other Assets — (1.1)%	(5,913)
	NET ASSETS — 100.0%	$520,329

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2010.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $2,713,000 which amounts to 0.5% of total investments.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$118,937
Aggregate gross unrealized depreciation	(3,944)
Net unrealized appreciation/depreciation	$114,993
Federal income tax cost of investments	$411,249

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	50,727	–	–	50,727
Consumer Staples	29,826	–	–	29,826
Energy	86,308	–	–	86,308
Financials	137,382	–	2,713	140,095
Health Care	50,010	–	–	50,010
Industrials	55,209	–	–	55,209
Information Technology	43,838	–	–	43,838
Materials	18,542	–	–	18,542
Telecommunication Services	21,687	–	–	21,687
Utilities	19,245	–	–	19,245
Total Common Stocks	512,774	–	2,713	515,487
Preferred Stocks
Materials	–	2,652	–	2,652
Total Preferred Stocks	–	2,652	–	2,652
Short-Term Investments
Investment Companies	4,682	–	–	4,682
Investments of Cash Collateral for Securities on Loan
Corporate Notes	–	1,495	–	1,495
Investment Companies	1,926	–	–	1,926
Total Investments in Securities	$519,382	$4,147	$2,713	$526,242

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in detremining fair value (amounts in thousands):

	Balance as of 06/30/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/10
Investments in Securities
Common Stocks – Financials	–	–	–	–	2,713		–	2,713
Total	$–	$–	$–	$–	$2,713		$–	$2,713

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $0.
JPMorgan Market Expansion Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.4%
Consumer Discretionary — 15.0%
	Auto Components — 0.5%
64	BorgWarner, Inc. (a)	2,425
12	Drew Industries, Inc. (a)	254
62	Gentex Corp.	1,205
19	Spartan Motors, Inc.	109
12	Standard Motor Products, Inc.	115
15	Superior Industries International, Inc.	235

		4,343
	Automobiles — 0.2%
51	Thor Industries, Inc.	1,527
18	Winnebago Industries, Inc. (a)	269

		1,796
	Distributors — 0.2%
11	Audiovox Corp., Class A (a)	86
79	LKQ Corp. (a)	1,612

		1,698
	Diversified Consumer Services — 1.9%
11	American Public Education, Inc. (a)	529
30	Brink's Home Security Holdings, Inc. (a)	1,266
3	Capella Education Co. (a) (c)	316
74	Career Education Corp. (a)	2,347
19	Coinstar, Inc. (a) (c)	632
243	Corinthian Colleges, Inc. (a) (c)	4,279
40	Hillenbrand, Inc.	877
16	ITT Educational Services, Inc. (a)	1,782
18	Matthews International Corp., Class A	642
5	Pre-Paid Legal Services, Inc. (a) (c)	175
61	Regis Corp.	1,140
293	Service Corp. International	2,694
29	Sotheby's	911
12	Universal Technical Institute, Inc. (a)	280

		17,870
	Hotels, Restaurants & Leisure — 2.3%
35	Bally Technologies, Inc. (a)	1,435
13	BJ's Restaurants, Inc. (a)	302
18	Bob Evans Farms, Inc.	557
34	Boyd Gaming Corp. (a) (c)	332
182	Brinker International, Inc.	3,503
11	Buffalo Wild Wings, Inc. (a)	548
14	Burger King Holdings, Inc.	305
15	California Pizza Kitchen, Inc. (a)	257
14	CEC Entertainment, Inc. (a)	538
108	Cheesecake Factory, Inc. (The) (a)	2,922
35	CKE Restaurants, Inc.	386
14	Cracker Barrel Old Country Store, Inc.	670
10	DineEquity, Inc. (a) (c)	376
24	International Speedway Corp., Class A	618
25	Interval Leisure Group, Inc. (a)	364
44	Jack in the Box, Inc. (a)	1,028
7	Landry's Restaurants, Inc. (a)	133
43	Life Time Fitness, Inc. (a) (c)	1,198
13	Marcus Corp.	163
6	Monarch Casino & Resort, Inc. (a)	54
20	Multimedia Games, Inc. (a)	76
13	O'Charley's, Inc. (a)	113
14	Papa John's International, Inc. (a)	358
8	Peet's Coffee & Tea, Inc. (a)	325
14	PF Chang's China Bistro, Inc. (a)	633
37	Pinnacle Entertainment, Inc. (a)	363
9	Red Robin Gourmet Burgers, Inc. (a)	225
41	Ruby Tuesday, Inc. (a)	429
12	Ruth's Hospitality Group, Inc. (a)	61
63	Scientific Games Corp., Class A (a)	890
34	Shuffle Master, Inc. (a)	277
41	Sonic Corp. (a)	451
1	Steak N Shake Co. (The) (a)	326
32	Texas Roadhouse, Inc. (a)	438
116	Wendy's/Arby's Group, Inc., Class A	581

		21,235
	Household Durables — 1.7%
25	American Greetings Corp., Class A	520
4	Blyth, Inc.	112
17	Ethan Allen Interiors, Inc.	353
19	Helen of Troy Ltd., (Bermuda) (a)	496
88	Jarden Corp.	2,920
109	KB Home	1,828
10	Kid Brands, Inc. (a)	87
33	La-Z-Boy, Inc. (a)	408
2	Lennar Corp., Class A	37
11	M/I Homes, Inc. (a)	160
12	MDC Holdings, Inc.	421
20	Meritage Homes Corp. (a)	422
43	Mohawk Industries, Inc. (a)	2,351
3	National Presto Industries Inc.	361
3	NVR, Inc. (a)	2,437
49	Ryland Group, Inc.	1,107
4	Skyline Corp.	75
61	Standard Pacific Corp. (a)	278
29	Tupperware Brands Corp.	1,422
8	Universal Electronics, Inc. (a)	186

		15,981
	Internet & Catalog Retail — 0.4%
9	Blue Nile, Inc. (a) (c)	506
25	HSN, Inc. (a)	735
28	Netflix, Inc. (a) (c)	2,089
20	NutriSystem, Inc. (c)	348
14	PetMed Express, Inc. (c)	308

		3,986
	Leisure Equipment & Products — 0.4%
9	Arctic Cat, Inc. (a)	96
41	Callaway Golf Co.	359
18	JAKKS Pacific, Inc. (a)	230
16	Nautilus, Inc. (a)	48
30	Polaris Industries, Inc.	1,515
47	Pool Corp.	1,057
14	RC2 Corp. (a)	202
11	Sturm Ruger & Co., Inc. (c)	136

		3,643
	Media — 0.5%
17	Arbitron, Inc.	447
15	DreamWorks Animation SKG, Inc., Class A (a)	597
17	E.W. Scripps Co., Class A (a)	146
24	Harte-Hanks, Inc.	310
28	John Wiley & Sons, Inc., Class A	1,193
90	Live Nation Entertainment, Inc. (a)	1,301
16	Scholastic Corp.	451

		4,445
	Multiline Retail — 0.7%
92	Dollar Tree, Inc. (a)	5,421
25	Fred's, Inc., Class A	303
24	Saks, Inc. (a)	203
18	Tuesday Morning Corp. (a)	122

		6,049
	Specialty Retail — 4.2%
49	Aaron's, Inc.	1,617
4	Advance Auto Parts, Inc.	164
137	Aeropostale, Inc. (a)	3,945
36	AnnTaylor Stores Corp. (a)	743
8	Barnes & Noble, Inc. (c)	164
14	Big 5 Sporting Goods Corp.	207
27	Brown Shoe Co., Inc.	419
153	Cabela's, Inc. (a) (c)	2,683
40	CarMax, Inc. (a)	1,014
19	Cato Corp. (The), Class A	400
81	Chico's FAS, Inc.	1,162
23	Christopher & Banks Corp.	182
36	Coldwater Creek, Inc. (a)	250
144	Collective Brands, Inc. (a)	3,265
56	Dick's Sporting Goods, Inc. (a)	1,455
54	Dress Barn, Inc. (a)	1,424
36	Finish Line, Inc. (The), Class A	581
131	Foot Locker, Inc.	1,963
14	Genesco, Inc. (a)	439
15	Group 1 Automotive, Inc. (a)	487
26	Gymboree Corp. (a)	1,325
11	Haverty Furniture Cos., Inc.	180
18	Hibbett Sports, Inc. (a)	463
28	Hot Topic, Inc. (a)	182
61	Jo-Ann Stores, Inc. (a)	2,553
11	Jos. A. Bank Clothiers, Inc. (a)	620
13	Lithia Motors, Inc., Class A (a)	86
10	Lumber Liquidators Holdings, Inc. (a)	257
13	MarineMax, Inc. (a)	145
8	Midas, Inc. (a)	94
12	Monro Muffler Brake, Inc.	445
189	OfficeMax, Inc. (a)	3,104
29	Pep Boys-Manny, Moe & Jack	296
63	PetSmart, Inc.	2,005
121	Rent-A-Center, Inc. (a)	2,853
24	Sonic Automotive, Inc., Class A (a)	264
24	Stage Stores, Inc.	370
16	Stein Mart, Inc. (a)	143
11	Tractor Supply Co.	636
19	Zale Corp. (a) (c)	52
13	Zumiez, Inc. (a) (c)	270

		38,907
	Textiles, Apparel & Luxury Goods — 2.0%
19	Carter's, Inc. (a)	574
54	Crocs, Inc. (a)	475
27	Deckers Outdoor Corp. (a)	3,763
92	Fossil, Inc. (a)	3,474
77	Hanesbrands, Inc. (a)	2,144
16	K-Swiss, Inc., Class A (a)	167
60	Liz Claiborne, Inc. (a) (c)	446
12	Maidenform Brands, Inc. (a)	269
11	Movado Group, Inc. (a)	121
9	Oxford Industries, Inc.	178
6	Perry Ellis International, Inc. (a)	142
81	Quiksilver, Inc. (a)	384
88	Skechers U.S.A., Inc., Class A (a)	3,193
27	Timberland Co. (The), Class A (a)	584
16	True Religion Apparel, Inc. (a)	481
9	UniFirst Corp.	467
10	Volcom, Inc. (a)	205
35	Warnaco Group, Inc. (The) (a)	1,657

		18,724
	Total Consumer Discretionary	138,677
Consumer Staples — 3.6%
	Beverages — 0.2%
6	Boston Beer Co., Inc., Class A (a)	334
34	Hansen Natural Corp. (a)	1,468

		1,802
	Food & Staples Retailing — 0.3%
12	Andersons, Inc. (The)	387
44	Casey's General Stores, Inc.	1,384
18	Great Atlantic & Pacific Tea Co. (a) (c)	138
8	Nash Finch Co.	273
14	Spartan Stores, Inc.	204
14	United Natural Foods, Inc. (a)	401

		2,787
	Food Products — 1.8%
7	Calavo Growers, Inc. (c)	134
8	Cal-Maine Foods, Inc. (c)	270
75	Corn Products International, Inc.	2,610
51	Darling International, Inc. (a)	455
14	Diamond Foods, Inc.	568
25	Hain Celestial Group, Inc. (The) (a)	436
9	J & J Snack Foods Corp.	389
34	Lancaster Colony Corp.	2,033
20	Lance, Inc.	469
29	Ralcorp Holdings, Inc. (a)	1,967
49	Sanderson Farms, Inc.	2,652
222	Smithfield Foods, Inc. (a)	4,611
17	Tootsie Roll Industries, Inc.	461

		17,055
	Household Products — 0.4%
42	Central Garden & Pet Co., Class A (a)	386
10	Church & Dwight Co., Inc.	650
37	Energizer Holdings, Inc. (a)	2,305
10	WD-40 Co.	343

		3,684
	Personal Products — 0.5%
9	Mannatech, Inc. (c)	31
89	NBTY, Inc. (a)	4,251

		4,282
	Tobacco — 0.4%
56	Alliance One International, Inc. (a)	286
58	Universal Corp.	3,044

		3,330
	Total Consumer Staples	32,940
Energy — 4.9%
	Energy Equipment & Services — 2.4%
82	Atwood Oceanics, Inc. (a)	2,851
13	Basic Energy Services, Inc. (a)	103
22	Bristow Group, Inc. (a)	845
20	Exterran Holdings, Inc. (a)	473
9	Gulf Island Fabrication, Inc.	185
84	Helix Energy Solutions Group, Inc. (a)	1,091
15	Hornbeck Offshore Services, Inc. (a)	270
74	ION Geophysical Corp. (a)	364
9	Lufkin Industries, Inc.	744
15	Matrix Service Co. (a)	167
28	Oceaneering International, Inc. (a)	1,792
88	Oil States International, Inc. (a)	3,990
34	Pioneer Drilling Co. (a)	241
33	Pride International, Inc. (a)	996
15	SEACOR Holdings, Inc. (a)	1,189
7	Seahawk Drilling, Inc. (a)	140
12	Superior Well Services, Inc. (a)	156
48	Tetra Technologies, Inc. (a)	582
51	Tidewater, Inc.	2,409
79	Unit Corp. (a)	3,336

		21,924
	Oil, Gas & Consumable Fuels — 2.5%
12	Bill Barrett Corp. (a)	356
45	Cimarex Energy Co.	2,684
8	Denbury Resources, Inc. (a)	143
39	Forest Oil Corp. (a)	1,002
94	Frontier Oil Corp.	1,264
21	Holly Corp.	596
31	Mariner Energy, Inc. (a)	465
131	Newfield Exploration Co. (a)	6,827
67	Penn Virginia Corp.	1,634
12	Petroleum Development Corp. (a)	278
33	Petroquest Energy, Inc. (a)	167
11	Plains Exploration & Production Co. (a)	320
45	Quicksilver Resources, Inc. (a)	639
42	Southern Union Co.	1,075
54	St. Mary Land & Exploration Co.	1,891
26	Stone Energy Corp. (a)	464
23	Swift Energy Co. (a)	718
110	World Fuel Services Corp. (c)	2,921

		23,444
	Total Energy	45,368
Financials — 19.0%
	Capital Markets — 1.7%
22	Affiliated Managers Group, Inc. (a)	1,708
301	Apollo Investment Corp.	3,827
60	Eaton Vance Corp.	2,002
19	Investment Technology Group, Inc. (a)	324
130	Jefferies Group, Inc.	3,070
30	LaBranche & Co., Inc. (a)	157
7	optionsXpress Holdings, Inc. (a)	114
18	Piper Jaffray Cos. (a)	737
45	Raymond James Financial, Inc.	1,205
30	SEI Investments Co.	661
18	SWS Group, Inc.	205
21	TradeStation Group, Inc. (a)	146
40	Waddell & Reed Financial, Inc., Class A	1,441

		15,597
	Commercial Banks — 4.3%
28	BancorpSouth, Inc. (c)	591
36	Bank of Hawaii Corp.	1,613
8	Bank of the Ozarks, Inc.	289
41	Boston Private Financial Holdings, Inc.	302
50	Cathay General Bancorp (c)	585
10	City Holding Co.	342
19	City National Corp.	1,020
18	Columbia Banking System, Inc.	356
57	Commerce Bancshares, Inc.	2,347
21	Community Bank System, Inc.	471
49	Cullen/Frost Bankers, Inc.	2,752
58	East West Bancorp, Inc.	1,010
45	First Bancorp (c)	109
47	First Commonwealth Financial Corp.	317
20	First Financial Bancorp	363
13	First Financial Bankshares, Inc.	669
47	First Midwest Bancorp, Inc.	632
34	FirstMerit Corp.	729
179	Fulton Financial Corp.	1,826
28	Hancock Holding Co.	1,179
32	Hanmi Financial Corp. (a) (c)	78
12	Home Bancshares, Inc.	326
13	Independent Bank Corp.	326
33	International Bancshares Corp.	753
22	Nara Bancorp, Inc. (a)	189
79	National Penn Bancshares, Inc.	548
22	NBT Bancorp, Inc.	496
120	Old National Bancorp	1,439
19	PacWest Bancorp	424
21	Pinnacle Financial Partners, Inc. (a)	315
37	PrivateBancorp, Inc.	508
73	Prosperity Bancshares, Inc. (c)	3,004
15	S&T Bancorp, Inc. (c)	318
14	Signature Bank (a)	518
9	Simmons First National Corp., Class A	258
127	South Financial Group, Inc. (The)	88
11	Sterling Bancorp	108
63	Sterling Bancshares, Inc.	354
77	Susquehanna Bancshares, Inc.	758
70	SVB Financial Group (a)	3,282
179	Synovus Financial Corp.	588
43	TCF Financial Corp.	679
5	Tompkins Financial Corp. (c)	177
79	Trustmark Corp.	1,924
40	United Bankshares, Inc. (c)	1,043
56	United Community Banks, Inc. (a)	249
60	Valley National Bancorp (c)	917
41	Webster Financial Corp.	711
18	Westamerica Bancorp	1,052
12	Wilshire Bancorp, Inc.	127
19	Wintrust Financial Corp.	717

		39,776
	Consumer Finance — 0.5%
55	AmeriCredit Corp. (a)	1,295
59	Cash America International, Inc.	2,348
31	EZCORP, Inc., Class A (a)	629
17	First Cash Financial Services, Inc. (a)	362
5	Rewards Network, Inc.	72
10	World Acceptance Corp. (a) (c)	371

		5,077
	Diversified Financial Services — 0.3%
65	MSCI, Inc., Class A (a)	2,360
11	Portfolio Recovery Associates, Inc. (a) (c)	588

		2,948
	Insurance — 4.0%
131	American Financial Group, Inc.	3,721
6	American Physicians Capital, Inc.	192
12	AMERISAFE, Inc. (a)	195
50	Delphi Financial Group, Inc., Class A	1,251
15	eHealth, Inc. (a)	235
28	Employers Holdings, Inc.	418
64	Everest Re Group Ltd., (Bermuda)	5,158
120	Fidelity National Financial, Inc., Class A	1,773
70	First American Corp.	2,358
87	HCC Insurance Holdings, Inc.	2,412
25	Horace Mann Educators Corp.	373
8	Infinity Property & Casualty Corp.	381
12	Mercury General Corp.	508
25	National Financial Partners Corp. (a)	350
8	Navigators Group, Inc. (a)	325
13	Presidential Life Corp.	128
28	ProAssurance Corp. (a)	1,647
122	Protective Life Corp.	2,687
43	Reinsurance Group of America, Inc.	2,248
11	RLI Corp.	643
10	Safety Insurance Group, Inc.	366
34	Selective Insurance Group	557
47	StanCorp Financial Group, Inc.	2,219
11	Stewart Information Services Corp.	149
42	Transatlantic Holdings, Inc.	2,192
14	United Fire & Casualty Co.	254
32	Unitrin, Inc.	901
80	W.R. Berkley Corp.	2,078
25	Zenith National Insurance Corp.	946

		36,665
	Real Estate Investment Trusts (REITs) — 6.9%
25	Acadia Realty Trust	449
28	Alexandria Real Estate Equities, Inc.	1,923
97	AMB Property Corp.	2,649
63	BioMed Realty Trust, Inc.	1,046
35	BRE Properties, Inc.	1,251
41	Camden Property Trust	1,720
35	Cedar Shopping Centers, Inc.	273
42	Colonial Properties Trust	537
38	Corporate Office Properties Trust	1,505
64	Cousins Properties, Inc.	528
78	DiamondRock Hospitality Co. (a)	786
144	Duke Realty Corp.	1,789
17	EastGroup Properties, Inc.	623
27	Entertainment Properties Trust	1,113
22	Equity One, Inc.	425
19	Essex Property Trust, Inc.	1,687
55	Extra Space Storage, Inc.	692
39	Federal Realty Investment Trust	2,869
43	Franklin Street Properties Corp.	617
38	Healthcare Realty Trust, Inc.	891
46	Highwoods Properties, Inc.	1,452
23	Home Properties, Inc. (c)	1,067
79	Hospitality Properties Trust	1,903
45	Inland Real Estate Corp. (m)	409
27	Kilroy Realty Corp.	841
40	Kite Realty Group Trust	191
45	LaSalle Hotel Properties	1,048
65	Lexington Realty Trust	421
73	Liberty Property Trust	2,472
15	LTC Properties, Inc.	397
64	Macerich Co. (The)	2,447
51	Mack-Cali Realty Corp.	1,785
51	Medical Properties Trust, Inc.	531
19	Mid-America Apartment Communities, Inc.	963
53	National Retail Properties, Inc.	1,211
77	Nationwide Health Properties, Inc.	2,690
58	Omega Healthcare Investors, Inc.	1,127
14	Parkway Properties, Inc.	257
25	Pennsylvania Real Estate Investment Trust (c)	313
31	Post Properties, Inc.	674
26	Potlatch Corp.	897
11	PS Business Parks, Inc.	601
51	Rayonier, Inc.	2,325
67	Realty Income Corp. (c)	2,061
53	Regency Centers Corp.	1,992
82	Senior Housing Properties Trust	1,817
51	SL Green Realty Corp.	2,905
17	Sovran Self Storage, Inc.	605
26	Tanger Factory Outlet Centers	1,119
101	UDR, Inc.	1,788
14	Urstadt Biddle Properties, Inc., Class A	214
67	Weingarten Realty Investors	1,447

		63,343
	Real Estate Management & Development — 0.2%
23	Forestar Group, Inc. (a)	428
27	Jones Lang LaSalle, Inc.	1,964

		2,392
	Thrifts & Mortgage Finance — 1.1%
68	Astoria Financial Corp.	992
29	Bank Mutual Corp.	190
36	Brookline Bancorp, Inc.	386
16	Dime Community Bancshares	198
425	New York Community Bancorp, Inc. (c)	7,029
54	NewAlliance Bancshares, Inc.	681
48	Trustco Bank Corp.	299

		9,775
	Total Financials	175,573
Health Care — 12.4%
	Biotechnology — 1.0%
19	ArQule, Inc. (a)	112
67	Cubist Pharmaceuticals, Inc. (a)	1,501
10	Emergent BioSolutions, Inc. (a)	174
22	Martek Biosciences Corp. (a)	484
66	PDL BioPharma, Inc.	411
22	Regeneron Pharmaceuticals, Inc. (a)	578
22	United Therapeutics Corp. (a)	1,239
110	Vertex Pharmaceuticals, Inc. (a)	4,514

		9,013
	Health Care Equipment & Supplies — 3.9%
14	Abaxis, Inc. (a) (c)	378
68	Align Technology, Inc. (a)	1,314
69	American Medical Systems Holdings, Inc. (a)	1,277
8	Analogic Corp.	348
25	Beckman Coulter, Inc.	1,550
8	Cantel Medical Corp.	159
18	CONMED Corp. (a)	438
23	Cooper Cos., Inc. (The)	875
17	CryoLife, Inc. (a)	108
15	Cyberonics, Inc. (a)	289
11	Edwards Lifesciences Corp. (a)	1,080
19	Gen-Probe, Inc. (a)	936
14	Greatbatch, Inc. (a)	303
10	Haemonetics Corp. (a)	549
79	Hill-Rom Holdings, Inc.	2,140
269	Hologic, Inc. (a)	4,978
8	ICU Medical, Inc. (a)	278
29	IDEXX Laboratories, Inc. (a)	1,679
62	Immucor, Inc. (a)	1,396
3	Integra LifeSciences Holdings Corp. (a)	128
20	Invacare Corp.	542
7	Kensey Nash Corp. (a)	162
87	Kinetic Concepts, Inc. (a)	4,143
26	Meridian Bioscience, Inc.	529
18	Merit Medical Systems, Inc. (a)	271
18	Natus Medical, Inc. (a)	285
14	Neogen Corp. (a)	353
9	Osteotech, Inc. (a)	35
11	Palomar Medical Technologies, Inc. (a)	119
70	ResMed, Inc. (a) (c)	4,425
75	STERIS Corp.	2,519
11	SurModics, Inc. (a) (c)	229
21	Symmetry Medical, Inc. (a)	214
24	Teleflex, Inc.	1,551
20	Theragenics Corp. (a)	33
13	Zoll Medical Corp. (a)	351

		35,964
	Health Care Providers & Services — 4.6%
7	Air Methods Corp. (a)	234
5	Almost Family, Inc. (a)	191
70	Amedisys, Inc. (a) (c)	3,871
6	AMERIGROUP Corp. (a)	214
21	AMN Healthcare Services, Inc. (a)	181
19	AmSurg Corp. (a)	418
8	Bio-Reference Labs, Inc. (a)	330
37	Catalyst Health Solutions, Inc. (a)	1,541
121	Community Health Systems, Inc. (a)	4,481
5	Corvel Corp. (a)	162
19	Cross Country Healthcare, Inc. (a)	197
11	Genoptix, Inc. (a)	378
19	Gentiva Health Services, Inc. (a)	524
20	Hanger Orthopedic Group, Inc. (a)	364
120	Health Management Associates, Inc., Class A (a)	1,029
66	Health Net, Inc. (a)	1,632
106	Healthspring, Inc. (a)	1,862
21	Healthways, Inc. (a)	343
73	Henry Schein, Inc. (a)	4,283
21	inVentiv Health, Inc. (a)	477
8	IPC The Hospitalist Co., Inc. (a)	297
24	Kindred Healthcare, Inc. (a)	440
6	Landauer, Inc.	378
11	LCA-Vision, Inc. (a)	92
10	LHC Group, Inc. (a)	320
55	LifePoint Hospitals, Inc. (a)	2,028
55	Lincare Holdings, Inc. (a)	2,463
11	Magellan Health Services, Inc. (a)	493
12	Medcath Corp. (a)	122
8	Molina Healthcare, Inc. (a)	210
8	MWI Veterinary Supply, Inc. (a)	312
21	Odyssey HealthCare, Inc. (a)	379
163	Omnicare, Inc.	4,617
17	Owens & Minor, Inc.	808
19	PharMerica Corp. (a)	345
98	PSS World Medical, Inc. (a) (c)	2,315
15	Psychiatric Solutions, Inc. (a)	443
16	RehabCare Group, Inc. (a)	425
15	Res-Care, Inc. (a)	183
47	Universal Health Services, Inc., Class B	1,649
38	WellCare Health Plans, Inc. (a)	1,123

		42,154
	Health Care Technology — 0.2%
15	Cerner Corp. (a)	1,241
6	Computer Programs & Systems, Inc.	241
20	Omnicell, Inc. (a)	283
27	Phase Forward, Inc. (a)	348

		2,113
	Life Sciences Tools & Services — 1.3%
45	Affymetrix, Inc. (a)	330
16	Bio-Rad Laboratories, Inc., Class A (a)	1,652
17	Cambrex Corp. (a)	70
53	Charles River Laboratories International, Inc. (a)	2,073
11	Dionex Corp. (a)	846
19	Enzo Biochem, Inc. (a)	117
26	eResearchTechnology, Inc. (a)	179
52	Illumina, Inc. (a)	2,019
9	Kendle International, Inc. (a)	164
18	Mettler-Toledo International, Inc., (Switzerland) (a)	1,940
19	Parexel International Corp. (a)	434
17	Techne Corp.	1,097
18	Varian, Inc. (a)	953

		11,874
	Pharmaceuticals — 1.4%
163	Endo Pharmaceuticals Holdings, Inc. (a)	3,871
125	Medicis Pharmaceutical Corp., Class A	3,154
22	Par Pharmaceutical Cos., Inc. (a)	546
43	Perrigo Co.	2,529
54	Valeant Pharmaceuticals International (a)	2,312
49	ViroPharma, Inc. (a)	667

		13,079
	Total Health Care	114,197
Industrials — 15.4%
	Aerospace & Defense — 1.4%
25	AAR Corp. (a)	610
10	Aerovironment, Inc. (a)	253
44	Alliant Techsystems, Inc. (a)	3,599
6	American Science & Engineering, Inc.	424
8	Applied Signal Technology, Inc.	163
82	BE Aerospace, Inc. (a)	2,489
16	Ceradyne, Inc. (a)	368
15	Cubic Corp.	528
25	Esterline Technologies Corp. (a)	1,246
32	GenCorp, Inc. (a)	185
29	Moog, Inc., Class A (a)	1,034
65	Orbital Sciences Corp. (a)	1,239
10	Stanley, Inc. (a)	284
10	Triumph Group, Inc.	722

		13,144
	Air Freight & Logistics — 0.1%
18	Forward Air Corp.	473
24	Hub Group, Inc., Class A (a)	660

		1,133
	Airlines — 0.8%
123	AirTran Holdings, Inc. (a)	627
96	Alaska Air Group, Inc. (a)	3,963
26	Allegiant Travel Co. (a) (c)	1,489
43	JetBlue Airways Corp. (a)	240
39	SkyWest, Inc.	552

		6,871
	Building Products — 0.6%
8	AAON, Inc.	183
18	Apogee Enterprises, Inc.	279
19	Gibraltar Industries, Inc. (a)	237
29	Griffon Corp. (a)	360
72	Lennox International, Inc.	3,204
10	NCI Building Systems, Inc. (a)	108
24	Quanex Building Products Corp.	393
25	Simpson Manufacturing Co., Inc.	699
12	Universal Forest Products, Inc.	465

		5,928
	Commercial Services & Supplies — 0.8%
29	ABM Industries, Inc.	614
13	ATC Technology Corp. (a)	217
24	Bowne & Co., Inc.	267
13	Brink's Co. (The)	359
7	Consolidated Graphics, Inc. (a)	292
46	Corrections Corp. of America (a)	916
32	Deluxe Corp.	617
12	G&K Services, Inc., Class A	304
27	Healthcare Services Group, Inc.	615
36	Interface, Inc., Class A	412
19	Mine Safety Appliances Co.	534
22	Mobile Mini, Inc. (a)	348
27	Rollins, Inc.	591
8	Standard Register Co. (The)	40
26	SYKES Enterprises, Inc. (a)	589
12	United Stationers, Inc. (a)	700
13	Viad Corp.	267

		7,682
	Construction & Engineering — 1.9%
53	Aecom Technology Corp. (a)	1,495
24	Comfort Systems USA, Inc.	301
23	Dycom Industries, Inc. (a)	206
121	EMCOR Group, Inc. (a)	2,972
25	Insituform Technologies, Inc., Class A (a)	654
168	KBR, Inc.	3,730
103	Shaw Group, Inc. (The) (a)	3,546
98	URS Corp. (a)	4,858

		17,762
	Electrical Equipment — 1.7%
33	A.O. Smith Corp.	1,752
8	AZZ, Inc.	254
69	Belden, Inc.	1,893
47	Brady Corp., Class A	1,456
16	C&D Technologies, Inc. (a)	25
12	Encore Wire Corp.	244
48	Hubbell, Inc., Class B	2,443
16	II-VI, Inc. (a)	531
18	Magnetek, Inc. (a)	31
6	Powell Industries, Inc. (a)	180
53	Regal-Beloit Corp.	3,155
81	Thomas & Betts Corp. (a)	3,180
16	Vicor Corp. (a)	219

		15,363
	Industrial Conglomerates — 0.4%
89	Carlisle Cos., Inc.	3,378
7	Standex International Corp.	190
14	Tredegar Corp.	234

		3,802
	Machinery — 5.1%
107	Actuant Corp., Class A	2,083
17	Albany International Corp., Class A	373
13	Astec Industries, Inc. (a)	363
9	Badger Meter, Inc.	364
27	Barnes Group, Inc.	531
32	Briggs & Stratton Corp.	618
47	Bucyrus International, Inc.	3,081
6	Cascade Corp.	186
11	CIRCOR International, Inc.	357
89	Crane Co.	3,166
13	EnPro Industries, Inc. (a)	367
29	Federal Signal Corp.	265
52	Gardner Denver, Inc.	2,306
22	Graco, Inc.	717
38	Harsco Corp.	1,202
37	IDEX Corp.	1,209
17	John Bean Technologies Corp.	306
102	Joy Global, Inc.	5,773
36	Lincoln Electric Holdings, Inc.	1,954
8	Lindsay Corp.	325
10	Lydall, Inc. (a)	78
24	Mueller Industries, Inc.	637
14	Nordson Corp.	983
115	Oshkosh Corp. (a)	4,630
50	Pentair, Inc.	1,765
21	Robbins & Myers, Inc.	494
30	SPX Corp.	2,011
103	Timken Co.	3,078
31	Toro Co.	1,504
154	Trinity Industries, Inc.	3,065
26	Valmont Industries, Inc.	2,193
2	Wabtec Corp.	93
19	Watts Water Technologies, Inc., Class A	576

		46,653
	Marine — 0.1%
13	Alexander & Baldwin, Inc.	425

	Professional Services — 1.1%
14	Administaff, Inc.	301
8	CDI Corp.	112
21	Corporate Executive Board Co. (The)	562
8	Exponent, Inc. (a)	241
46	FTI Consulting, Inc. (a)	1,825
11	Heidrick & Struggles International, Inc.	302
16	Kelly Services, Inc., Class A (a)	272
29	Korn/Ferry International (a)	509
56	Manpower, Inc.	3,199
32	Navigant Consulting, Inc. (a)	383
23	On Assignment, Inc. (a)	163
10	School Specialty, Inc. (a)	230
31	SFN Group, Inc. (a)	250
26	Towers Watson & Co., Class A	1,258
28	TrueBlue, Inc. (a)	429
9	Volt Information Sciences, Inc. (a)	89

		10,125
	Road & Rail — 0.9%
16	Arkansas Best Corp.	469
99	Con-way, Inc.	3,483
49	Kansas City Southern (a)	1,790
11	Knight Transportation, Inc.	224
22	Landstar System, Inc.	942
41	Werner Enterprises, Inc.	956

		7,864
	Trading Companies & Distributors — 0.5%
24	Applied Industrial Technologies, Inc.	588
27	GATX Corp.	781
16	Kaman Corp.	407
4	Lawson Products, Inc.	57
19	MSC Industrial Direct Co., Class A	962
38	United Rentals, Inc. (a)	356
28	Watsco, Inc.	1,616

		4,767
	Total Industrials	141,519
Information Technology — 15.8%
	Communications Equipment — 1.8%
253	3Com Corp. (a)	1,942
102	ADC Telecommunications, Inc. (a)	743
275	Arris Group, Inc. (a)	3,298
7	Bel Fuse, Inc., Class B	137
11	Black Box Corp.	341
26	Blue Coat Systems, Inc. (a)	796
118	CommScope, Inc. (a)	3,305
15	Digi International, Inc. (a)	159
9	EMS Technologies, Inc. (a)	150
59	Harmonic, Inc. (a)	374
22	NETGEAR, Inc. (a)	571
17	Network Equipment Technologies, Inc. (a)	96
13	PC-Tel, Inc. (a)	78
81	Plantronics, Inc.	2,525
26	Symmetricom, Inc. (a)	153
70	Tekelec (a)	1,272
8	Tollgrade Communications, Inc. (a)	49
24	ViaSat, Inc. (a)	841

		16,830
	Computers & Peripherals — 0.4%
76	Adaptec, Inc. (a)	249
18	Avid Technology, Inc. (a)	249
14	Compellent Technologies, Inc. (a)	252
14	Hutchinson Technology, Inc. (a)	86
35	Intermec, Inc. (a)	502
13	Intevac, Inc. (a)	180
68	NCR Corp. (a)	943
19	Novatel Wireless, Inc. (a)	131
13	Stratasys, Inc. (a)	312
22	Synaptics, Inc. (a) (c)	608

		3,512
	Electronic Equipment, Instruments & Components — 2.8%
14	Agilysys, Inc.	157
60	Arrow Electronics, Inc. (a)	1,822
113	Avnet, Inc. (a)	3,384
60	Benchmark Electronics, Inc. (a)	1,252
43	Brightpoint, Inc. (a)	324
24	Checkpoint Systems, Inc. (a)	533
25	Cognex Corp.	455
21	CTS Corp.	202
22	Daktronics, Inc. (c)	166
11	DTS, Inc. (a)	377
17	Electro Scientific Industries, Inc. (a)	222
10	FARO Technologies, Inc. (a)	257
78	Flextronics International Ltd., (Singapore) (a)	613
16	Gerber Scientific, Inc. (a)	99
102	Ingram Micro, Inc., Class A (a)	1,790
29	Insight Enterprises, Inc. (a)	416
19	Itron, Inc. (a)	1,402
8	Keithley Instruments, Inc.	53
14	Littelfuse, Inc. (a)	523
10	LoJack Corp. (a)	43
15	Mercury Computer Systems, Inc. (a)	204
23	Methode Electronics, Inc.	223
10	MTS Systems Corp.	304
27	National Instruments Corp.	886
23	Newport Corp. (a)	286
13	Park Electrochemical Corp.	373
15	RadiSys Corp. (a)	135
10	Rogers Corp. (a)	288
16	ScanSource, Inc. (a)	472
56	SYNNEX Corp. (a)	1,649
82	Tech Data Corp. (a)	3,429
24	Technitrol, Inc.	129
27	TTM Technologies, Inc. (a)	242
257	Vishay Intertechnology, Inc. (a)	2,624

		25,334
	Internet Software & Services — 1.0%
69	AOL, Inc. (a)	1,754
15	comScore, Inc. (a)	251
26	DealerTrack Holdings, Inc. (a)	436
24	Digital River, Inc. (a)	740
26	Equinix, Inc. (a)	2,498
22	Infospace, Inc. (a)	247
29	j2 Global Communications, Inc. (a)	668
19	Knot, Inc. (The) (a)	148
19	Perficient, Inc. (a)	215
9	Stamps.com, Inc. (a)	94
53	United Online, Inc.	400
205	ValueClick, Inc. (a)	2,080

		9,531
	IT Services — 2.7%
9	Acxiom Corp. (a)	155
26	Alliance Data Systems Corp. (a) (c)	1,689
134	Broadridge Financial Solutions, Inc.	2,858
49	CACI International, Inc., Class A (a)	2,403
44	CIBER, Inc. (a)	164
167	Convergys Corp. (a)	2,048
22	CSG Systems International, Inc. (a)	465
72	DST Systems, Inc.	2,990
9	Forrester Research, Inc. (a)	274
60	Global Payments, Inc.	2,754
23	Heartland Payment Systems, Inc.	435
35	Hewitt Associates, Inc., Class A (a)	1,378
10	Integral Systems, Inc. (a)	99
93	Lender Processing Services, Inc.	3,528
5	ManTech International Corp., Class A (a)	259
11	MAXIMUS, Inc.	680
58	NeuStar, Inc., Class A (a)	1,467
27	SRA International, Inc., Class A (a)	569
7	StarTek, Inc. (a)	48
22	TeleTech Holdings, Inc. (a)	370
11	Wright Express Corp. (a)	331

		24,964
	Semiconductors & Semiconductor Equipment — 3.6%
17	Actel Corp. (a)	229
21	Advanced Energy Industries, Inc. (a)	347
114	Amkor Technology, Inc. (a) (c)	805
20	ATMI, Inc. (a)	383
41	Brooks Automation, Inc. (a)	359
15	Cabot Microelectronics Corp. (a)	550
15	Cohu, Inc.	204
84	Cree, Inc. (a)	5,906
5	Cymer, Inc. (a)	193
22	Diodes, Inc. (a)	494
14	DSP Group, Inc. (a)	117
28	Exar Corp. (a)	194
291	Fairchild Semiconductor International, Inc. (a)	3,095
24	FEI Co. (a)	545
51	Integrated Device Technology, Inc. (a)	310
52	Intersil Corp., Class A	763
41	Kopin Corp. (a)	150
44	Kulicke & Soffa Industries, Inc. (a)	317
93	Lam Research Corp. (a)	3,471
27	Micrel, Inc.	290
76	Microsemi Corp. (a)	1,318
31	MKS Instruments, Inc. (a)	603
16	Pericom Semiconductor Corp. (a)	167
660	RF Micro Devices, Inc. (a)	3,287
18	Rudolph Technologies, Inc. (a)	157
41	Semtech Corp. (a)	712
17	Sigma Designs, Inc. (a) (c)	198
10	Silicon Laboratories, Inc. (a)	484
141	Skyworks Solutions, Inc. (a)	2,202
14	Standard Microsystems Corp. (a)	327
8	Supertex, Inc. (a)	209
32	Tessera Technologies, Inc. (a)	644
90	TriQuint Semiconductor, Inc. (a)	632
15	Ultratech, Inc. (a)	203
32	Varian Semiconductor Equipment Associates, Inc. (a)	1,064
47	Veeco Instruments, Inc. (a) (c)	2,052

		32,981
	Software — 3.5%
21	ACI Worldwide, Inc. (a)	443
9	Advent Software, Inc. (a)	410
46	ANSYS, Inc. (a)	1,983
28	Blackbaud, Inc.	703
541	Cadence Design Systems, Inc. (a)	3,603
27	CommVault Systems, Inc. (a)	568
19	Ebix, Inc. (a) (c)	301
36	Epicor Software Corp. (a)	341
22	EPIQ Systems, Inc. (a)	276
20	FactSet Research Systems, Inc.	1,472
83	Fair Isaac Corp.	2,109
8	Interactive Intelligence, Inc. (a)	151
25	Jack Henry & Associates, Inc.	608
23	JDA Software Group, Inc. (a)	632
15	Manhattan Associates, Inc. (a)	378
62	Mentor Graphics Corp. (a)	498
21	Netscout Systems, Inc. (a)	313
73	Parametric Technology Corp. (a)	1,315
22	Phoenix Technologies Ltd. (a)	71
25	Progress Software Corp. (a)	797
154	Quest Software, Inc. (a)	2,744
16	Radiant Systems, Inc. (a)	234
81	Rovi Corp. (a)	2,989
19	Smith Micro Software, Inc. (a)	166
56	Solera Holdings, Inc.	2,176
19	Sonic Solutions, Inc. (a)	176
91	Sybase, Inc. (a)	4,253
51	Take-Two Interactive Software, Inc. (a)	506
24	Taleo Corp., Class A (a)	628
42	THQ, Inc. (a)	292
17	Tyler Technologies, Inc. (a)	320
28	Websense, Inc. (a)	629

		32,085
	Total Information Technology	145,237
Materials — 6.5%
	Chemicals — 3.5%
16	A Schulman, Inc.	403
12	American Vanguard Corp.	98
15	Arch Chemicals, Inc.	532
103	Ashland, Inc.	5,438
18	Balchem Corp.	436
55	Cabot Corp.	1,676
35	Calgon Carbon Corp. (a)	607
40	Cytec Industries, Inc.	1,872
2	H.B. Fuller Co.	40
26	Intrepid Potash, Inc. (a) (c)	795
71	Lubrizol Corp.	6,489
12	Minerals Technologies, Inc.	613
22	NewMarket Corp.	2,237
51	OM Group, Inc. (a)	1,741
7	Penford Corp. (a)	69
58	PolyOne Corp. (a)	598
6	Quaker Chemical Corp.	176
73	RPM International, Inc.	1,549
27	Scotts Miracle-Gro Co. (The), Class A	1,264
5	Stepan Co.	269
64	Terra Industries, Inc.	2,941
62	Valspar Corp.	1,828
3	Westlake Chemical Corp.	73
13	Zep, Inc.	287

		32,031
	Construction Materials — 0.0% (g)
30	Headwaters, Inc. (a)	140

	Containers & Packaging — 1.0%
54	Aptargroup, Inc.	2,119
14	Greif, Inc., Class A	794
17	Myers Industries, Inc.	176
44	Rock-Tenn Co., Class A	2,025
17	Silgan Holdings, Inc.	1,022
48	Sonoco Products Co.	1,463
90	Temple-Inland, Inc.	1,843

		9,442
	Metals & Mining — 1.6%
10	AM Castle & Co. (a)	129
15	AMCOL International Corp.	421
13	Brush Engineered Materials, Inc. (a) (c)	288
14	Carpenter Technology Corp.	506
99	Century Aluminum Co. (a)	1,360
94	Commercial Metals Co.	1,420
6	Olympic Steel, Inc.	186
93	Reliance Steel & Aluminum Co.	4,597
19	RTI International Metals, Inc. (a)	575
112	Steel Dynamics, Inc.	1,954
170	Worthington Industries, Inc.	2,946

		14,382
	Paper & Forest Products — 0.4%
24	Buckeye Technologies, Inc. (a)	320
7	Clearwater Paper Corp. (a)	354
7	Deltic Timber Corp.	298
79	Louisiana-Pacific Corp. (a)	712
9	Neenah Paper, Inc.	138
37	Schweitzer-Mauduit International, Inc.	1,737
31	Wausau Paper Corp. (a)	264

		3,823
	Total Materials	59,818
Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.3%
16	Cbeyond, Inc. (a)	223
130	Cincinnati Bell, Inc. (a)	442
28	General Communication, Inc., Class A (a)	163
21	Iowa Telecommunications Services, Inc.	346
21	Neutral Tandem, Inc. (a)	334
96	tw telecom, inc. (a)	1,742

		3,250
	Wireless Telecommunication Services — 0.4%
19	NTELOS Holdings Corp.	344
44	Syniverse Holdings, Inc. (a)	854
63	Telephone & Data Systems, Inc.	2,123
14	USA Mobility, Inc. (a)	176

		3,497
	Total Telecommunication Services	6,747
Utilities — 5.1%
	Electric Utilities — 1.8%
19	Allete, Inc.	642
8	Central Vermont Public Service Corp.	154
82	DPL, Inc.	2,238
28	El Paso Electric Co. (a)	574
21	Great Plains Energy, Inc.	395
98	Hawaiian Electric Industries, Inc.	2,203
42	IDACORP, Inc.	1,442
325	NV Energy, Inc.	4,004
164	PNM Resources, Inc.	2,049
19	UIL Holdings Corp.	520
49	UniSource Energy Corp.	1,553
50	Westar Energy, Inc.	1,112

		16,886
	Gas Utilities — 1.9%
48	AGL Resources, Inc.	1,855
118	Atmos Energy Corp.	3,376
37	Energen Corp.	1,705
14	Laclede Group, Inc. (The)	464
7	National Fuel Gas Co.	334
61	New Jersey Resources Corp.	2,282
15	Northwest Natural Gas Co.	690
20	Oneok, Inc.	903
46	Southwest Gas Corp.	1,389
96	UGI Corp.	2,555
45	WGL Holdings, Inc.	1,543

		17,096
	Independent Power Producers & Energy Traders — 0.0% (g)
181	Dynegy, Inc., Class A (a)	228

	Multi-Utilities — 1.3%
57	Alliant Energy Corp.	1,885
57	Avista Corp.	1,183
78	Black Hills Corp.	2,359
7	CH Energy Group, Inc.	278
161	MDU Resources Group, Inc.	3,481
50	OGE Energy Corp.	1,963
42	Vectren Corp.	1,045

		12,194
	Water Utilities — 0.1%
12	American States Water Co.	406

	Total Utilities	46,810
	Total Common Stocks (Cost $736,424)	906,886

Short-Term Investments — 1.8%
	Investment Company — 1.5%
13,709	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l)	13,709

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.3%
2,720	U.S. Treasury Bill, 0.113%, 06/03/10 (k) (n)	2,719

	Total Short-Term Investments (Cost $16,429)	16,428
Investments of Cash Collateral for Securities on Loan — 3.7%
	Corporate Note — 0.6%
5,000	Monumental Global Funding III, VAR, 0.312%, 05/24/10 (e)	4,984

SHARES
	Investment Company — 3.1%
28,896	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l)	28,896

	Total Investments of Cash Collateral for Securities on Loan (Cost $33,895)	33,880
	Total Investments — 103.9% (Cost $786,748)	957,194
	Liabilities in Excess of Other Assets — (3.9)%	(35,622)
	NET ASSETS — 100.0%	$921,572

Percentages indicated are based on net assets.
Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
67	E-mini Russell 2000	06/10/10	$4,537	$23
140	E-mini S&P MidCap 400	06/18/10	11,033	141
				$164

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2010.
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)		Amount rounds to less than 0.1%.
(k)		Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)		The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)		The rate shown is the effective yield at the date of purchase.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$193,959
Aggregate gross unrealized depreciation	(23,513)
Net unrealized appreciation/depreciation	$170,446
Federal income tax cost of investments	$786,748

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$949,491	$7,703	$ –	$957,194
Appreciation in Other Financial Instruments
Futures Contracts	$ 164	$ –	$ –	$ 164

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a corporate note that is held as investments of cash collateral for securities on loan and U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.3%
Consumer Discretionary — 21.5%
	Auto Components — 1.1%
864	Gentex Corp.	16,780

	Automobiles — 0.7%
368	Harley-Davidson, Inc.	10,324

	Diversified Consumer Services — 1.2%
840	Education Management Corp. (a)	18,407

	Hotels, Restaurants & Leisure — 2.8%
64	Chipotle Mexican Grill, Inc. (a)	7,155
510	Royal Caribbean Cruises Ltd. (a) (c)	16,815
361	Starwood Hotels & Resorts Worldwide, Inc.	16,818

		40,788
	Internet & Catalog Retail — 1.7%
94	Amazon.com, Inc. (a)	12,799
159	Netflix, Inc. (a) (c)	11,732

		24,531
	Media — 1.6%
334	Discovery Communications, Inc., Class A (a)	11,279
342	Lamar Advertising Co., Class A (a)	11,738

		23,017
	Multiline Retail — 2.4%
256	Kohl's Corp. (a)	14,046
505	Nordstrom, Inc.	20,625

		34,671
	Specialty Retail — 7.9%
446	Bed Bath & Beyond, Inc. (a)	19,530
830	Chico's FAS, Inc.	11,963
786	Dick's Sporting Goods, Inc. (a)	20,517
293	J Crew Group, Inc. (a)	13,467
283	Sherwin-Williams Co. (The)	19,133
462	Staples, Inc.	10,799
813	Williams-Sonoma, Inc.	21,361

		116,770
	Textiles, Apparel & Luxury Goods — 2.1%
327	Phillips-Van Heusen Corp.	18,740
149	Polo Ralph Lauren Corp.	12,696

		31,436
	Total Consumer Discretionary	316,724
Consumer Staples — 0.7%
	Food & Staples Retailing — 0.7%
274	Whole Foods Market, Inc. (a)	9,901

Energy — 5.4%
	Energy Equipment & Services — 1.9%
347	Cameron International Corp. (a)	14,879
211	Oceaneering International, Inc. (a)	13,385

		28,264
	Oil, Gas & Consumable Fuels — 3.5%
250	Cabot Oil & Gas Corp.	9,198
660	Forest Oil Corp. (a)	17,030
160	Noble Energy, Inc.	11,695
322	Southwestern Energy Co. (a)	13,110

		51,033
	Total Energy	79,297
Financials — 10.4%
	Capital Markets — 4.9%
49	BlackRock, Inc.	10,605
506	Invesco Ltd.	11,093
218	Northern Trust Corp.	12,042
747	Och-Ziff Capital Management Group LLC, Class A	11,953
277	T. Rowe Price Group, Inc.	15,218
594	TD AMERITRADE Holding Corp. (a)	11,324

		72,235
	Commercial Banks — 2.2%
366	BB&T Corp.	11,845
199	BOK Financial Corp.	10,430
282	Comerica, Inc.	10,735

		33,010
	Diversified Financial Services — 1.7%
429	Moody's Corp. (c)	12,772
355	MSCI, Inc., Class A (a)	12,812

		25,584
	Insurance — 1.6%
269	ACE Ltd., (Switzerland)	14,074
341	HCC Insurance Holdings, Inc.	9,412

		23,486
	Total Financials	154,315
Health Care — 12.4%
	Biotechnology — 2.2%
189	Alexion Pharmaceuticals, Inc. (a)	10,281
664	BioMarin Pharmaceutical, Inc. (a)	15,522
295	Myriad Genetics, Inc. (a)	7,088

		32,891
	Health Care Equipment & Supplies — 1.4%
287	DENTSPLY International, Inc.	10,015
178	Zimmer Holdings, Inc. (a)	10,555

		20,570
	Health Care Providers & Services — 5.1%
563	Brookdale Senior Living, Inc. (a)	11,725
222	DaVita, Inc. (a)	14,084
152	Express Scripts, Inc. (a)	15,457
259	Humana, Inc. (a)	12,115
661	UnitedHealth Group, Inc.	21,585

		74,966
	Health Care Technology — 0.7%
123	Cerner Corp. (a)	10,428

	Life Sciences Tools & Services — 1.6%
234	Covance, Inc. (a)	14,369
222	Illumina, Inc. (a)	8,636

		23,005
	Pharmaceuticals — 1.4%
1,282	Biovail Corp., (Canada)	21,501

	Total Health Care	183,361
Industrials — 19.4%
	Aerospace & Defense — 2.7%
254	Goodrich Corp.	17,877
178	Precision Castparts Corp.	22,497

		40,374
	Air Freight & Logistics — 1.0%
388	Expeditors International of Washington, Inc.	14,332

	Airlines — 1.4%
1,382	Delta Air Lines, Inc. (a)	20,161

	Building Products — 1.2%
405	Lennox International, Inc.	17,967

	Commercial Services & Supplies — 2.5%
573	Corrections Corp. of America (a)	11,372
223	Stericycle, Inc. (a)	12,163
411	Waste Connections, Inc. (a)	13,942

		37,477
	Construction & Engineering — 0.9%
459	Aecom Technology Corp. (a)	13,025

	Electrical Equipment — 1.5%
39	First Solar, Inc. (a) (c)	4,788
304	Roper Industries, Inc.	17,569

		22,357
	Industrial Conglomerates — 1.6%
309	Carlisle Cos., Inc.	11,788
435	McDermott International, Inc. (a)	11,722

		23,510
	Machinery — 2.2%
322	Cummins, Inc.	19,976
290	Wabtec Corp.	12,198

		32,174
	Professional Services — 0.8%
390	Robert Half International, Inc.	11,872

	Road & Rail — 2.1%
231	Canadian National Railway Co., (Canada)	13,984
413	Landstar System, Inc.	17,325

		31,309
	Trading Companies & Distributors — 1.5%
206	W.W. Grainger, Inc.	22,294

	Total Industrials	286,852
Information Technology — 26.6%
	Communications Equipment — 2.7%
374	CommScope, Inc. (a)	10,477
228	F5 Networks, Inc. (a)	13,999
510	Juniper Networks, Inc. (a)	15,656

		40,132
	Computers & Peripherals — 1.4%
637	NetApp, Inc. (a)	20,724

	Electronic Equipment, Instruments & Components — 3.1%
384	Amphenol Corp., Class A	16,195
192	Dolby Laboratories, Inc., Class A (a)	11,259
652	Tyco Electronics Ltd., (Switzerland)	17,906

		45,360
	Internet Software & Services — 0.8%
127	Equinix, Inc. (a)	12,373

	IT Services — 8.4%
203	Alliance Data Systems Corp. (a) (c)	12,990
1,082	Amdocs Ltd., (United Kingdom) (a)	32,577
577	Cognizant Technology Solutions Corp., Class A (a)	29,420
448	Hewitt Associates, Inc., Class A (a)	17,837
62	MasterCard, Inc., Class A	15,819
892	Western Union Co. (The)	15,120

		123,763
	Semiconductors & Semiconductor Equipment — 4.7%
426	Broadcom Corp., Class A	14,128
989	Marvell Technology Group Ltd., (Bermuda) (a)	20,156
696	MEMC Electronic Materials, Inc. (a)	10,674
320	Microchip Technology, Inc. (c)	9,003
462	Varian Semiconductor Equipment Associates, Inc. (a)	15,305

		69,266
	Software — 5.5%
293	ANSYS, Inc. (a)	12,632
305	Concur Technologies, Inc. (a)	12,525
283	McAfee, Inc. (a)	11,357
446	MICROS Systems, Inc. (a)	14,674
145	Salesforce.com, Inc. (a)	10,795
395	Sybase, Inc. (a)	18,392

		80,375
	Total Information Technology	391,993
Materials — 1.0%
	Containers & Packaging — 1.0%
264	Greif, Inc., Class A	14,493

Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
767	tw telecom, inc. (a)	13,928

	Total Common Stocks (Cost $1,072,871)	1,450,864

Short-Term Investment — 0.9%
	Investment Company — 0.9%
12,996	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $12,996)	12,996

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Investments of Cash Collateral for Securities on Loan — 3.9%
	Corporate Note — 0.5%
7,000	Monumental Global Funding III, VAR, 0.312%, 05/24/10 (e)	6,977

SHARES
	Investment Company — 3.4%
50,418	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l)	50,418

	Total Investments of Cash Collateral for Securities on Loan (Cost $57,417)	57,395
	Total Investments — 103.1% (Cost $1,143,284)	1,521,255
	Liabilities in Excess of Other Assets — (3.1)%	(46,215)
	NET ASSETS — 100.0%	$1,475,040

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2010.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of March 31, 2010.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$392,916
Aggregate gross unrealized depreciation	(14,945)
Net unrealized appreciation/depreciation	$377,971
Federal income tax cost of investments	$1,143,284

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,514,278	$6,977	$–	$1,521,255

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of corporate notes that are held as investments of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Multi-Cap Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 99.2% (j)
Common Stocks — 95.2%
Consumer Discretionary — 18.8%
	Auto Components — 0.8%
96	Cooper Tire & Rubber Co.	1,822
108	Goodyear Tire & Rubber Co. (The) (a)	1,371
76	TRW Automotive Holdings Corp. (a)	2,180

		5,373
	Automobiles — 0.6%
224	Ford Motor Co. (a)	2,820
39	Thor Industries, Inc.	1,176

		3,996
	Distributors — 0.2%
28	Genuine Parts Co.	1,168

	Diversified Consumer Services — 1.0%
13	Apollo Group, Inc., Class A (a)	776
17	Career Education Corp. (a)	524
123	Corinthian Colleges, Inc. (a)	2,156
12	ITT Educational Services, Inc. (a)	1,343
60	Weight Watchers International, Inc.	1,523

		6,322
	Hotels, Restaurants & Leisure — 1.8%
83	Ameristar Casinos, Inc.	1,520
49	Bob Evans Farms, Inc.	1,518
96	Brinker International, Inc.	1,856
90	Cheesecake Factory, Inc. (The) (a)	2,422
58	Penn National Gaming, Inc. (a)	1,608
93	Wyndham Worldwide Corp.	2,383

		11,307
	Household Durables — 2.8%
139	D.R. Horton, Inc.	1,749
25	Fortune Brands, Inc.	1,198
63	Garmin Ltd., (Cayman Islands)	2,416
80	Jarden Corp.	2,669
107	KB Home	1,800
20	Leggett & Platt, Inc.	436
37	MDC Holdings, Inc.	1,268
35	Mohawk Industries, Inc. (a)	1,926
78	Newell Rubbermaid, Inc.	1,186
45	Pulte Group, Inc. (a)	505
54	Ryland Group, Inc.	1,219
12	Whirlpool Corp.	1,062

		17,434
	Internet & Catalog Retail — 0.9%
14	Amazon.com, Inc. (a)	1,843
101	Expedia, Inc.	2,525
15	Netflix, Inc. (a)	1,084

		5,452
	Leisure Equipment & Products — 0.2%
181	Eastman Kodak Co. (a)	1,046

	Media — 2.6%
86	DISH Network Corp., Class A	1,781
158	Gannett Co., Inc.	2,605
75	Liberty Global, Inc., Class A (a)	2,176
68	Liberty Media Corp. - Capital, Class A (a)	2,458
45	McGraw-Hill Cos., Inc. (The)	1,595
84	New York Times Co. (The), Class A (a)	931
69	News Corp., Class A	989
62	Time Warner, Inc.	1,937
96	Virgin Media, Inc.	1,662

		16,134
	Multiline Retail — 1.1%
58	Big Lots, Inc. (a)	2,111
35	Dollar Tree, Inc. (a)	2,060
129	Macy's, Inc.	2,805

		6,976
	Specialty Retail — 4.6%
86	Aeropostale, Inc. (a)	2,492
66	AutoNation, Inc. (a)	1,187
76	Barnes & Noble, Inc.	1,639
27	Best Buy Co., Inc.	1,150
113	Cabela's, Inc. (a)	1,978
73	Collective Brands, Inc. (a)	1,653
81	Dress Barn, Inc. (a)	2,115
76	Foot Locker, Inc.	1,145
83	GameStop Corp., Class A (a)	1,828
42	Jo-Ann Stores, Inc. (a)	1,753
91	Limited Brands, Inc.	2,230
212	Office Depot, Inc. (a)	1,688
109	OfficeMax, Inc. (a)	1,783
116	Penske Auto Group, Inc. (a)	1,666
65	Rent-A-Center, Inc. (a)	1,547
36	Ross Stores, Inc.	1,938
9	Sherwin-Williams Co. (The)	577
12	Williams-Sonoma, Inc.	312

		28,681
	Textiles, Apparel & Luxury Goods — 2.2%
76	Carter's, Inc. (a)	2,282
19	Deckers Outdoor Corp. (a)	2,656
46	Fossil, Inc. (a)	1,748
65	Hanesbrands, Inc. (a)	1,808
127	Jones Apparel Group, Inc.	2,407
40	Skechers U.S.A., Inc., Class A (a)	1,446
34	Warnaco Group, Inc. (The) (a)	1,637

		13,984
	Total Consumer Discretionary	117,873
Consumer Staples — 5.1%
	Food & Staples Retailing — 0.6%
492	Rite Aid Corp. (a)	739
118	SUPERVALU, Inc.	1,963
33	United Natural Foods, Inc. (a)	941

		3,643
	Food Products — 2.5%
17	Archer-Daniels-Midland Co.	482
11	Corn Products International, Inc.	381
164	Del Monte Foods Co.	2,390
75	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	1,520
26	Lancaster Colony Corp.	1,552
33	Sanderson Farms, Inc.	1,755
195	Sara Lee Corp.	2,716
96	Smithfield Foods, Inc. (a)	2,001
137	Tyson Foods, Inc., Class A	2,632

		15,429
	Household Products — 0.2%
22	Energizer Holdings, Inc. (a)	1,393

	Personal Products — 1.1%
24	Estee Lauder Cos., Inc. (The), Class A	1,564
50	Herbalife Ltd., (Cayman Islands)	2,287
38	NBTY, Inc. (a)	1,818
45	Nu Skin Enterprises, Inc., Class A	1,323

		6,992
	Tobacco — 0.7%
7	Lorillard, Inc.	512
41	Reynolds American, Inc.	2,220
33	Universal Corp.	1,735

		4,467
	Total Consumer Staples	31,924
Energy — 5.4%
	Energy Equipment & Services — 2.7%
49	Atwood Oceanics, Inc. (a)	1,704
118	Complete Production Services, Inc. (a)	1,362
4	Exterran Holdings, Inc. (a)	103
204	Global Industries Ltd. (a)	1,308
51	Nabors Industries Ltd., (Bermuda) (a)	997
44	National Oilwell Varco, Inc.	1,796
51	Noble Corp., (Switzerland) (a)	2,144
53	Oil States International, Inc. (a)	2,385
83	Rowan Cos., Inc. (a)	2,403
10	Tidewater, Inc.	488
3	Transocean Ltd., (Switzerland) (a)	296
48	Unit Corp. (a)	2,039

		17,025
	Oil, Gas & Consumable Fuels — 2.7%
17	Apache Corp.	1,742
25	Bill Barrett Corp. (a)	766
41	ConocoPhillips	2,083
7	Devon Energy Corp.	420
190	El Paso Corp.	2,065
16	Hess Corp.	1,032
50	Newfield Exploration Co. (a)	2,593
88	Penn Virginia Corp.	2,164
54	Quicksilver Resources, Inc. (a)	759
37	Williams Cos., Inc. (The)	861
95	World Fuel Services Corp.	2,536

		17,021
	Total Energy	34,046
Financials — 12.0%
	Capital Markets — 1.5%
54	American Capital Ltd. (a)	272
41	Ameriprise Financial, Inc.	1,861
115	Ares Capital Corp.	1,714
44	Bank of New York Mellon Corp. (The)	1,365
12	Goldman Sachs Group, Inc. (The)	1,994
29	Jefferies Group, Inc.	685
8	Piper Jaffray Cos. (a)	307
28	State Street Corp.	1,255

		9,453
	Commercial Banks — 2.3%
47	East West Bancorp, Inc.	820
111	Fulton Financial Corp.	1,132
22	Hancock Holding Co.	919
324	Huntington Bancshares, Inc.	1,739
20	M&T Bank Corp.	1,571
32	PNC Financial Services Group, Inc.	1,888
24	Prosperity Bancshares, Inc.	985
41	Regions Financial Corp.	322
49	SunTrust Banks, Inc.	1,323
16	SVB Financial Group (a)	765
46	TCF Financial Corp.	729
40	Trustmark Corp.	967
45	Wells Fargo & Co.	1,407

		14,567
	Consumer Finance — 1.0%
78	AmeriCredit Corp. (a)	1,852
33	Capital One Financial Corp.	1,382
35	Cash America International, Inc.	1,383
151	SLM Corp. (a)	1,894

		6,511
	Diversified Financial Services — 0.6%
48	Bank of America Corp.	862
342	Citigroup, Inc. (a)	1,384
15	NASDAQ OMX Group, Inc. (The) (a)	311
29	NYSE Euronext	852

		3,409
	Insurance — 6.0%
24	ACE Ltd., (Switzerland)	1,245
31	Aflac, Inc.	1,674
47	Allied World Assurance Co. Holdings Ltd., (Bermuda)	2,095
10	Allstate Corp. (The)	325
56	American Financial Group, Inc.	1,591
6	Arch Capital Group Ltd., (Bermuda) (a)	486
80	Aspen Insurance Holdings Ltd., (Bermuda)	2,316
41	Assurant, Inc.	1,417
68	Assured Guaranty Ltd., (Bermuda)	1,501
5	Chubb Corp.	259
60	CNA Financial Corp. (a)	1,600
327	Conseco, Inc. (a)	2,032
57	Endurance Specialty Holdings Ltd., (Bermuda)	2,114
88	Genworth Financial, Inc., Class A (a)	1,612
71	Hartford Financial Services Group, Inc.	2,030
75	Lincoln National Corp.	2,306
104	Montpelier Re Holdings Ltd., (Bermuda)	1,741
29	Platinum Underwriters Holdings Ltd., (Bermuda)	1,063
8	ProAssurance Corp. (a)	485
89	Protective Life Corp.	1,961
32	Prudential Financial, Inc.	1,956
40	RenaissanceRe Holdings Ltd., (Bermuda)	2,251
9	StanCorp Financial Group, Inc.	431
29	Travelers Cos., Inc. (The)	1,553
79	XL Capital Ltd., (Bermuda), Class A	1,496

		37,540
	Real Estate Investment Trusts (REITs) — 0.3%
40	Douglas Emmett, Inc. (m)	609
3	SL Green Realty Corp.	166
18	Taubman Centers, Inc.	709
9	Vornado Realty Trust	663

		2,147
	Thrifts & Mortgage Finance — 0.3%
102	New York Community Bancorp, Inc.	1,679

	Total Financials	75,306
Health Care — 9.9%
	Biotechnology — 1.0%
26	Amgen, Inc. (a)	1,546
10	Biogen Idec, Inc. (a)	551
26	Cephalon, Inc. (a)	1,746
30	Cubist Pharmaceuticals, Inc. (a)	667
72	Isis Pharmaceuticals, Inc. (a)	790
27	Myriad Genetics, Inc. (a)	645
27	Regeneron Pharmaceuticals, Inc. (a)	718

		6,663
	Health Care Equipment & Supplies — 1.9%
103	American Medical Systems Holdings, Inc. (a)	1,907
45	Hill-Rom Holdings, Inc.	1,237
109	Hologic, Inc. (a)	2,020
38	Hospira, Inc. (a)	2,132
15	Integra LifeSciences Holdings Corp. (a)	663
4	Intuitive Surgical, Inc. (a)	1,350
9	Kinetic Concepts, Inc. (a)	432
30	Sirona Dental Systems, Inc. (a)	1,156
31	STERIS Corp.	1,037

		11,934
	Health Care Providers & Services — 4.4%
40	Amedisys, Inc. (a)	2,199
74	AmerisourceBergen Corp.	2,139
50	Cardinal Health, Inc.	1,785
69	Centene Corp. (a)	1,653
59	Community Health Systems, Inc. (a)	2,175
89	Coventry Health Care, Inc. (a)	2,193
63	Health Management Associates, Inc., Class A (a)	541
85	Health Net, Inc. (a)	2,122
97	Healthsouth Corp. (a)	1,816
114	Healthspring, Inc. (a)	2,008
50	Humana, Inc. (a)	2,360
8	McKesson Corp.	510
76	Omnicare, Inc.	2,162
11	UnitedHealth Group, Inc.	369
47	WellCare Health Plans, Inc. (a)	1,407
35	WellPoint, Inc. (a)	2,285

		27,724
	Life Sciences Tools & Services — 0.5%
9	Bio-Rad Laboratories, Inc., Class A (a)	891
21	Charles River Laboratories International, Inc. (a)	807
26	Life Technologies Corp. (a)	1,379

		3,077
	Pharmaceuticals — 2.1%
9	Biovail Corp., (Canada)	155
45	Bristol-Myers Squibb Co.	1,214
33	Eli Lilly & Co.	1,190
99	Endo Pharmaceuticals Holdings, Inc. (a)	2,336
81	Forest Laboratories, Inc. (a)	2,528
131	King Pharmaceuticals, Inc. (a)	1,542
84	Medicis Pharmaceutical Corp., Class A	2,101
46	Valeant Pharmaceuticals International (a)	1,967

		13,033
	Total Health Care	62,431
Industrials — 13.7%
	Aerospace & Defense — 2.6%
24	Alliant Techsystems, Inc. (a)	1,913
23	Boeing Co. (The)	1,635
28	General Dynamics Corp.	2,149
38	ITT Corp.	2,034
25	L-3 Communications Holdings, Inc.	2,285
22	Lockheed Martin Corp.	1,811
34	Northrop Grumman Corp.	2,256
34	Raytheon Co.	1,965

		16,048
	Air Freight & Logistics — 1.0%
25	C.H. Robinson Worldwide, Inc.	1,373
36	Expeditors International of Washington, Inc.	1,328
15	FedEx Corp.	1,432
13	United Parcel Service, Inc., Class B	822
98	UTi Worldwide, Inc., (United Kingdom)	1,508

		6,463
	Airlines — 0.5%
18	Allegiant Travel Co. (a)	1,051
108	UAL Corp. (a)	2,103

		3,154
	Building Products — 0.6%
45	Armstrong World Industries, Inc. (a)	1,633
149	Masco Corp.	2,313

		3,946
	Commercial Services & Supplies — 0.4%
103	R.R. Donnelley & Sons Co.	2,190
5	United Stationers, Inc. (a)	311

		2,501
	Construction & Engineering — 1.6%
92	EMCOR Group, Inc. (a)	2,266
62	KBR, Inc.	1,375
70	Shaw Group, Inc. (The) (a)	2,398
96	Tutor Perini Corp. (a)	2,089
41	URS Corp. (a)	2,034

		10,162
	Electrical Equipment — 1.8%
27	A.O. Smith Corp.	1,416
55	Belden, Inc.	1,500
85	EnerSys (a)	2,100
69	General Cable Corp. (a)	1,850
21	Hubbell, Inc., Class B	1,083
19	Regal-Beloit Corp.	1,107
60	Thomas & Betts Corp. (a)	2,366

		11,422
	Industrial Conglomerates — 0.6%
46	Carlisle Cos., Inc.	1,741
53	Tyco International Ltd., (Switzerland)	2,042

		3,783
	Machinery — 2.8%
16	Actuant Corp., Class A	305
9	Bucyrus International, Inc.	585
42	Crane Co.	1,505
17	Eaton Corp.	1,253
49	Ingersoll-Rand plc, (Ireland)	1,706
11	Joy Global, Inc.	612
56	Manitowoc Co., Inc. (The)	727
50	Navistar International Corp. (a)	2,216
4	Nordson Corp.	305
58	Oshkosh Corp. (a)	2,320
26	SPX Corp.	1,714
65	Timken Co.	1,941
71	Trinity Industries, Inc.	1,409
24	WABCO Holdings, Inc. (a)	731

		17,329
	Marine — 0.2%
40	Alexander & Baldwin, Inc.	1,321

	Professional Services — 0.2%
24	Manpower, Inc.	1,361

	Road & Rail — 1.0%
164	Avis Budget Group, Inc. (a)	1,884
55	Con-way, Inc.	1,930
164	Hertz Global Holdings, Inc. (a)	1,637
23	Werner Enterprises, Inc.	540

		5,991
	Trading Companies & Distributors — 0.4%
77	WESCO International, Inc. (a)	2,678

	Total Industrials	86,159
Information Technology — 15.9%
	Communications Equipment — 2.4%
191	Arris Group, Inc. (a)	2,296
56	Blue Coat Systems, Inc. (a)	1,747
69	CommScope, Inc. (a)	1,920
6	F5 Networks, Inc. (a)	367
54	Harris Corp.	2,554
60	InterDigital, Inc. (a)	1,673
141	Motorola, Inc. (a)	988
59	Plantronics, Inc.	1,844
86	Tekelec (a)	1,571

		14,960
	Computers & Peripherals — 2.0%
60	Diebold, Inc.	1,914
61	Lexmark International, Inc., Class A (a)	2,217
81	SanDisk Corp. (a)	2,799
117	Seagate Technology, (Cayman Islands) (a)	2,142
127	STEC, Inc. (a)	1,519
50	Western Digital Corp. (a)	1,966

		12,557
	Electronic Equipment, Instruments & Components — 3.4%
54	Arrow Electronics, Inc. (a)	1,627
85	Avnet, Inc. (a)	2,553
93	Benchmark Electronics, Inc. (a)	1,931
153	Celestica, Inc., (Canada) (a)	1,675
97	Corning, Inc.	1,954
222	Flextronics International Ltd., (Singapore) (a)	1,740
126	Ingram Micro, Inc., Class A (a)	2,204
106	Jabil Circuit, Inc.	1,718
49	SYNNEX Corp. (a)	1,456
54	Tech Data Corp. (a)	2,273
41	Tyco Electronics Ltd., (Switzerland)	1,123
81	Vishay Intertechnology, Inc. (a)	824

		21,078
	Internet Software & Services — 0.6%
49	EarthLink, Inc.	419
9	Equinix, Inc. (a)	831
44	IAC/InterActiveCorp. (a)	998
136	ValueClick, Inc. (a)	1,380

		3,628
	IT Services — 2.6%
15	Amdocs Ltd., (United Kingdom) (a)	446
102	Broadridge Financial Solutions, Inc.	2,188
23	CACI International, Inc., Class A (a)	1,127
41	Computer Sciences Corp. (a)	2,226
147	Convergys Corp. (a)	1,805
25	Global Payments, Inc.	1,140
31	Lender Processing Services, Inc.	1,170
50	NeuStar, Inc., Class A (a)	1,268
80	SAIC, Inc. (a)	1,411
56	Unisys Corp. (a)	1,937
66	VeriFone Holdings, Inc. (a)	1,332

		16,050
	Office Electronics — 0.3%
193	Xerox Corp.	1,881
	Semiconductors & Semiconductor Equipment — 2.7%
34	Advanced Micro Devices, Inc. (a)	317
328	Amkor Technology, Inc. (a)	2,319
49	Atheros Communications, Inc. (a)	1,899
156	Fairchild Semiconductor International, Inc. (a)	1,662
278	Integrated Device Technology, Inc. (a)	1,707
66	Intersil Corp., Class A	972
46	KLA-Tencor Corp.	1,409
45	Marvell Technology Group Ltd., (Bermuda) (a)	909
222	Micron Technology, Inc. (a)	2,303
14	Novellus Systems, Inc. (a)	356
13	ON Semiconductor Corp. (a)	107
381	RF Micro Devices, Inc. (a)	1,899
42	Teradyne, Inc. (a)	467
123	TriQuint Semiconductor, Inc. (a)	864

		17,190
	Software — 1.9%
154	Activision Blizzard, Inc.	1,854
82	CA, Inc.	1,928
291	Cadence Design Systems, Inc. (a)	1,940
56	Fair Isaac Corp.	1,415
39	Net 1 UEPS Technologies, Inc., (South Africa) (a)	723
103	Quest Software, Inc. (a)	1,827
20	Rovi Corp. (a)	754
98	Symantec Corp. (a)	1,660

		12,101
	Total Information Technology	99,445
Materials — 7.8%
	Chemicals — 3.8%
49	Ashland, Inc.	2,570
69	Cabot Corp.	2,109
58	Celanese Corp., Class A	1,857
40	Cytec Industries, Inc.	1,857
24	Eastman Chemical Co.	1,537
152	Huntsman Corp.	1,837
28	Lubrizol Corp.	2,593
54	Nalco Holding Co.	1,307
18	NewMarket Corp.	1,840
64	OM Group, Inc. (a)	2,181
24	Rockwood Holdings, Inc. (a)	643
74	RPM International, Inc.	1,585
113	Solutia, Inc. (a)	1,828
		23,744
	Containers & Packaging — 1.1%
58	Bemis Co., Inc.	1,661
60	Owens-Illinois, Inc. (a)	2,131
36	Rock-Tenn Co., Class A	1,654
58	Sealed Air Corp.	1,213
11	Sonoco Products Co.	325

		6,984
	Metals & Mining — 2.5%
92	AK Steel Holding Corp.	2,100
60	Alcoa, Inc.	859
15	Carpenter Technology Corp.	561
27	Century Aluminum Co. (a)	367
123	Commercial Metals Co.	1,845
24	Freeport-McMoRan Copper & Gold, Inc.	2,002
14	Newmont Mining Corp.	688
53	Reliance Steel & Aluminum Co.	2,630
37	Schnitzer Steel Industries, Inc., Class A	1,929
22	Steel Dynamics, Inc.	383
115	Worthington Industries, Inc.	1,985

		15,349
	Paper & Forest Products — 0.4%
34	Domtar Corp., (Canada) (a)	2,212
20	International Paper Co.	481
		2,693
	Total Materials	48,770
Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.6%
180	Frontier Communications Corp.	1,336
489	Qwest Communications International, Inc.	2,552
		3,888
	Wireless Telecommunication Services — 0.4%
167	Clearwire Corp., Class A (a)	1,192
323	Sprint Nextel Corp. (a)	1,226

		2,418
	Total Telecommunication Services	6,306
Utilities — 5.6%
	Electric Utilities — 1.7%
54	Edison International	1,844
39	FirstEnergy Corp.	1,512
28	NV Energy, Inc.	350
118	Pepco Holdings, Inc.	2,022
53	Pinnacle West Capital Corp.	1,995
107	PNM Resources, Inc.	1,346
17	Portland General Electric Co.	329
45	UniSource Energy Corp.	1,405

		10,803
	Gas Utilities — 1.0%
20	Atmos Energy Corp.	577
11	Energen Corp.	513
43	Oneok, Inc.	1,984
74	UGI Corp.	1,970
36	WGL Holdings, Inc.	1,232

		6,276
	Independent Power Producers & Energy Traders — 1.2%
155	AES Corp. (The) (a)	1,710
72	Constellation Energy Group, Inc.	2,530
159	Mirant Corp. (a)	1,725
81	NRG Energy, Inc. (a)	1,685

		7,650
	Multi-Utilities — 1.7%
75	Ameren Corp.	1,943
35	Black Hills Corp.	1,076
135	CMS Energy Corp.	2,087
48	DTE Energy Co.	2,127
72	MDU Resources Group, Inc.	1,551
49	Public Service Enterprise Group, Inc.	1,457

		10,241
	Total Utilities	34,970
	Total Common Stocks (Cost $466,518)	597,230
Short-Term Investment — 4.0%
	Investment Company — 4.0%
24,693	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $24,693)	24,693
	Total Investments — 99.2% (Cost $491,211)	621,923
	Other Assets in Excess of Liabilities — 0.8%	5,215
	NET ASSETS — 100.0%	$627,138
Short Positions — 94.8%
Common Stocks — 94.8%
Consumer Discretionary — 13.0%
	Auto Components — 0.3%
78	Dana Holding Corp. (a)	932
48	Gentex Corp.	923
		1,855
	Automobiles — 0.4%
90	Harley-Davidson, Inc.	2,525
	Distributors — 0.3%
91	LKQ Corp. (a)	1,854
	Diversified Consumer Services — 0.2%
3	Capella Education Co. (a)	255
20	H&R Block, Inc.	351
2	Strayer Education, Inc.	457
		1,063
	Hotels, Restaurants & Leisure — 3.7%
100	Burger King Holdings, Inc.	2,134
49	Carnival Corp.	1,901
20	Chipotle Mexican Grill, Inc. (a)	2,299
68	Gaylord Entertainment Co. (a)	1,983
17	McDonald's Corp.	1,146
153	MGM Mirage (a)	1,839
84	Royal Caribbean Cruises Ltd. (a)	2,758
50	Vail Resorts, Inc. (a)	1,999
60	WMS Industries, Inc. (a)	2,504
29	Wynn Resorts Ltd.	2,231
70	Yum! Brands, Inc.	2,666
		23,460
	Household Durables — 0.4%
10	Harman International Industries, Inc. (a)	446
1	NVR, Inc. (a)	394
64	Toll Brothers, Inc. (a)	1,325
		2,165
	Leisure Equipment & Products — 0.4%
162	Brunswick Corp.	2,593
	Media — 1.8%
59	Central European Media Enterprises Ltd., (Bermuda), Class A (a)	1,730
58	DreamWorks Animation SKG, Inc., Class A (a)	2,302
80	Lamar Advertising Co., Class A (a)	2,752
50	Scripps Networks Interactive, Inc., Class A	2,215
14	Time Warner Cable, Inc.	746
9	Viacom, Inc., Class B (a)	303
27	Walt Disney Co. (The)	929
		10,977
	Multiline Retail — 0.6%
66	99 Cents Only Stores (a)	1,081
296	Saks, Inc. (a)	2,549
		3,630
	Specialty Retail — 4.0%
65	Abercrombie & Fitch Co., Class A	2,979
127	American Eagle Outfitters, Inc.	2,350
100	CarMax, Inc. (a)	2,508
54	Children's Place Retail Stores, Inc. (The) (a)	2,402
70	Home Depot, Inc.	2,261
91	Lowe's Cos., Inc.	2,197
16	Men's Wearhouse, Inc. (The)	394
58	O'Reilly Automotive, Inc. (a)	2,440
79	Sally Beauty Holdings, Inc. (a)	706
84	Staples, Inc.	1,958
35	Tiffany & Co.	1,681
8	Tractor Supply Co.	439
77	Urban Outfitters, Inc. (a)	2,914
		25,229
	Textiles, Apparel & Luxury Goods — 0.9%
26	Iconix Brand Group, Inc. (a)	403
34	Nike, Inc., Class B	2,491
32	Under Armour, Inc., Class A (a)	939
71	Wolverine World Wide, Inc.	2,056
		5,889
	Total Consumer Discretionary	81,240
Consumer Staples — 5.5%
	Beverages — 1.1%
9	Brown-Forman Corp., Class B	518
63	Central European Distribution Corp., (Poland) (a)	2,209
43	Coca-Cola Co. (The)	2,375
28	PepsiCo, Inc.	1,882
		6,984
	Food & Staples Retailing — 1.4%
64	BJ's Wholesale Club, Inc. (a)	2,352
36	Costco Wholesale Corp.	2,157
62	Ruddick Corp.	1,957
53	Whole Foods Market, Inc. (a)	1,920
		8,386
	Food Products — 2.4%
34	Bunge Ltd.	2,091
37	Campbell Soup Co.	1,309
97	Flowers Foods, Inc.	2,393
26	Green Mountain Coffee Roasters, Inc. (a)	2,477
40	Kellogg Co.	2,131
62	McCormick & Co., Inc. (Non-Voting)	2,372
9	Mead Johnson Nutrition Co.	464
41	TreeHouse Foods, Inc. (a)	1,798
		15,035
	Household Products — 0.6%
37	Church & Dwight Co., Inc.	2,500
16	Colgate-Palmolive Co.	1,355
		3,855
	Total Consumer Staples	34,260
Energy — 7.1%
	Energy Equipment & Services — 2.0%
22	CARBO Ceramics, Inc.	1,340
7	Diamond Offshore Drilling, Inc.	662
19	Dresser-Rand Group, Inc. (a)	597
15	Dril-Quip, Inc. (a)	890
4	FMC Technologies, Inc. (a)	240
32	Halliburton Co.	973
131	Patterson-UTI Energy, Inc.	1,834
5	Pride International, Inc. (a)	154
37	Schlumberger Ltd.	2,369
73	Superior Energy Services, Inc. (a)	1,536
113	Weatherford International Ltd., (Switzerland) (a)	1,796
		12,391
	Oil, Gas & Consumable Fuels — 5.1%
46	Alpha Natural Resources, Inc. (a)	2,275
23	Anadarko Petroleum Corp.	1,657
95	Arch Coal, Inc.	2,161
84	Brigham Exploration Co. (a)	1,335
44	Clean Energy Fuels Corp. (a)	1,000
31	Comstock Resources, Inc. (a)	978
23	EOG Resources, Inc.	2,142
68	EXCO Resources, Inc.	1,244
23	Exxon Mobil Corp.	1,527
64	Frontier Oil Corp.	859
68	Goodrich Petroleum Corp. (a)	1,063
16	Massey Energy Co.	820
21	Nordic American Tanker Shipping, (Bermuda)	634
5	Overseas Shipholding Group, Inc.	201
80	Patriot Coal Corp. (a)	1,636
96	Petrohawk Energy Corp. (a)	1,949
50	Plains Exploration & Production Co. (a)	1,486
28	Range Resources Corp.	1,315
192	SandRidge Energy, Inc. (a)	1,478
129	Spectra Energy Corp.	2,895
34	Sunoco, Inc.	1,022
34	Teekay Corp., (Canada)	773
17	Tesoro Corp.	230
21	Whiting Petroleum Corp. (a)	1,701
		32,381
	Total Energy	44,772
Financials — 12.7%
	Capital Markets — 3.6%
113	Charles Schwab Corp. (The)	2,104
326	E*Trade Financial Corp. (a)	537
39	Federated Investors, Inc., Class B	1,024
26	Greenhill & Co., Inc.	2,137
103	Invesco Ltd.	2,249
106	Investment Technology Group, Inc. (a)	1,773
140	Janus Capital Group, Inc.	2,007
28	Knight Capital Group, Inc., Class A (a)	426
71	Legg Mason, Inc.	2,038
107	optionsXpress Holdings, Inc. (a)	1,739
21	Raymond James Financial, Inc.	564
32	Stifel Financial Corp. (a)	1,738
16	T. Rowe Price Group, Inc.	867
107	TD AMERITRADE Holding Corp. (a)	2,045
30	Waddell & Reed Financial, Inc., Class A	1,092
		22,340
	Commercial Banks — 4.0%
152	Associated Banc-Corp.	2,103
390	CapitalSource, Inc.	2,182
25	Comerica, Inc.	959
180	First Horizon National Corp. (a)	2,525
141	Glacier Bancorp, Inc.	2,142
322	KeyCorp	2,499
87	MB Financial, Inc.	1,963
649	Synovus Financial Corp.	2,136
34	U.S. Bancorp	884
45	UMB Financial Corp.	1,812
148	Umpqua Holdings Corp.	1,960
33	Westamerica Bancorp	1,889
136	Whitney Holding Corp.	1,879
3	Wilmington Trust Corp.	42
		24,975
	Diversified Financial Services — 0.5%
4	CME Group, Inc.	1,203
16	IntercontinentalExchange, Inc. (a)	1,844
		3,047
	Insurance — 2.7%
50	AON Corp.	2,114
87	Arthur J. Gallagher & Co.	2,146
109	Brown & Brown, Inc.	1,954
77	Cincinnati Financial Corp.	2,232
37	Hanover Insurance Group, Inc. (The)	1,632
6	Markel Corp. (a)	2,194
90	Marsh & McLennan Cos., Inc.	2,206
2	Mercury General Corp.	68
187	Old Republic International Corp.	2,375
1	Reinsurance Group of America, Inc.	70

		16,991
	Real Estate Investment Trusts (REITs) — 0.7%
54	Apartment Investment & Management Co., Class A	1,002
3	Boston Properties, Inc.	208
21	Home Properties, Inc.	972
23	Kimco Realty Corp.	357
25	Macerich Co. (The)	963
72	ProLogis	955

		4,457
	Thrifts & Mortgage Finance — 1.2%
154	First Niagara Financial Group, Inc.	2,197
150	Ocwen Financial Corp. (a)	1,660
126	People's United Financial, Inc.	1,976
91	Washington Federal, Inc.	1,846

		7,679
	Total Financials	79,489
Health Care — 9.6%
	Biotechnology — 1.7%
35	Acorda Therapeutics, Inc. (a)	1,194
57	AMAG Pharmaceuticals, Inc. (a)	1,995
32	Dendreon Corp. (a)	1,160
40	Genzyme Corp. (a)	2,091
163	Savient Pharmaceuticals, Inc. (a)	2,356
16	United Therapeutics Corp. (a)	879
22	Vertex Pharmaceuticals, Inc. (a)	915

		10,590
	Health Care Equipment & Supplies — 2.7%
33	Baxter International, Inc.	1,913
69	DENTSPLY International, Inc.	2,407
28	Edwards Lifesciences Corp. (a)	2,782
6	Haemonetics Corp. (a)	364
67	Masimo Corp.	1,777
26	St. Jude Medical, Inc. (a)	1,069
35	Stryker Corp.	2,018
71	Thoratec Corp. (a)	2,366
48	West Pharmaceutical Services, Inc.	1,995

		16,691
	Health Care Providers & Services — 1.7%
109	Brookdale Senior Living, Inc. (a)	2,262
7	Chemed Corp.	407
40	HMS Holdings Corp. (a)	2,056
35	Owens & Minor, Inc.	1,629
79	Patterson Cos., Inc.	2,443
73	VCA Antech, Inc. (a)	2,034

		10,831
	Health Care Technology — 1.2%
57	athenahealth, Inc. (a)	2,100
29	Cerner Corp. (a)	2,433
88	MedAssets, Inc. (a)	1,856
22	Quality Systems, Inc.	1,376

		7,765
	Life Sciences Tools & Services — 1.4%
37	Covance, Inc. (a)	2,300
44	Illumina, Inc. (a)	1,714
4	Mettler-Toledo International, Inc., (Switzerland) (a)	455
99	Pharmaceutical Product Development, Inc.	2,340
30	Techne Corp.	1,881

		8,690
	Pharmaceuticals — 0.9%
8	Abbott Laboratories	432
66	Auxilium Pharmaceuticals, Inc. (a)	2,060
59	Merck & Co., Inc.	2,199
24	Watson Pharmaceuticals, Inc. (a)	1,016

		5,707
	Total Health Care	60,274
Industrials — 16.4%
	Aerospace & Defense — 2.4%
45	Curtiss-Wright Corp.	1,557
26	Goodrich Corp.	1,844
25	Hexcel Corp. (a)	367
21	Precision Castparts Corp.	2,617
31	Rockwell Collins, Inc.	1,933
120	Spirit Aerosystems Holdings, Inc., Class A (a)	2,806
44	Teledyne Technologies, Inc. (a)	1,822
44	TransDigm Group, Inc.	2,319

		15,265
	Airlines — 0.7%
6	Alaska Air Group, Inc. (a)	239
130	AMR Corp. (a)	1,180
225	Southwest Airlines Co.	2,969

		4,388
	Building Products — 0.7%
70	Simpson Manufacturing Co., Inc.	1,941
159	USG Corp. (a)	2,735

		4,676
	Commercial Services & Supplies — 2.9%
14	Brink's Co. (The)	405
50	Cintas Corp.	1,392
32	Clean Harbors, Inc. (a)	1,775
51	Copart, Inc. (a)	1,809
56	Corrections Corp. of America (a)	1,118
115	Covanta Holding Corp. (a)	1,911
54	GEO Group, Inc. (The) (a)	1,069
51	Herman Miller, Inc.	928
66	Iron Mountain, Inc.	1,800
43	Stericycle, Inc. (a)	2,341
60	Waste Connections, Inc. (a)	2,025
50	Waste Management, Inc.	1,723
		18,296
	Construction & Engineering — 0.4%
25	Granite Construction, Inc.	763
93	Quanta Services, Inc. (a)	1,781
		2,544
	Electrical Equipment — 2.4%
27	Acuity Brands, Inc.	1,149
75	American Superconductor Corp. (a)	2,161
58	AMETEK, Inc.	2,416
60	Baldor Electric Co.	2,237
3	First Solar, Inc. (a)	422
29	Roper Industries, Inc.	1,672
110	SunPower Corp., Class A (a)	2,071
84	Woodward Governor Co.	2,672
		14,800
	Industrial Conglomerates — 0.1%
4	3M Co.	314
	Machinery — 3.6%
65	AGCO Corp. (a)	2,317
41	Caterpillar, Inc.	2,584
57	CLARCOR, Inc.	1,954
11	Danaher Corp.	881
18	Donaldson Co., Inc.	792
37	ESCO Technologies, Inc.	1,176
63	Kaydon Corp.	2,385
81	Kennametal, Inc.	2,280
65	PACCAR, Inc.	2,803
23	Pall Corp.	913
107	Terex Corp. (a)	2,426
44	Wabtec Corp.	1,842
		22,353
	Professional Services — 1.1%
18	Dun & Bradstreet Corp.	1,355
47	Equifax, Inc.	1,682
36	IHS, Inc., Class A (a)	1,926
59	Robert Half International, Inc.	1,802
		6,765
	Road & Rail — 1.5%
53	Genesee & Wyoming, Inc., Class A (a)	1,794
117	Heartland Express, Inc.	1,936
13	J.B. Hunt Transport Services, Inc.	452
74	Kansas City Southern (a)	2,664
11	Knight Transportation, Inc.	231
4	Norfolk Southern Corp.	230
66	Old Dominion Freight Line, Inc. (a)	2,196
3	Ryder System, Inc.	131
		9,634
	Trading Companies & Distributors — 0.6%
55	Fastenal Co.	2,616
25	Watsco, Inc.	1,424
		4,040
	Total Industrials	103,075
Information Technology — 15.7%
	Communications Equipment — 1.6%
68	ADTRAN, Inc.	1,783
158	Aruba Networks, Inc. (a)	2,161
48	Ciena Corp. (a)	728
74	Juniper Networks, Inc. (a)	2,269
31	Palm, Inc. (a)	116
62	Polycom, Inc. (a)	1,887
13	Research In Motion Ltd., (Canada) (a)	930
		9,874
	Computers & Peripherals — 1.0%
5	Apple, Inc. (a)	1,208
69	NetApp, Inc. (a)	2,248
131	QLogic Corp. (a)	2,655
		6,111
	Electronic Equipment, Instruments & Components — 1.5%
55	Amphenol Corp., Class A	2,309
14	Anixter International, Inc. (a)	663
19	Dolby Laboratories, Inc., Class A (a)	1,144
25	FLIR Systems, Inc. (a)	716
20	Itron, Inc. (a)	1,454
6	National Instruments Corp.	214
13	Plexus Corp. (a)	454
80	Trimble Navigation Ltd. (a)	2,298
		9,252
	Internet Software & Services — 2.0%
29	Akamai Technologies, Inc. (a)	905
97	eBay, Inc. (a)	2,624
4	Google, Inc., Class A (a)	2,100
132	Monster Worldwide, Inc. (a)	2,196
34	Sohu.com, Inc., (China) (a)	1,850
34	VeriSign, Inc. (a)	893
136	Yahoo!, Inc. (a)	2,253
		12,821
	IT Services — 2.0%
51	Automatic Data Processing, Inc.	2,261
115	Cybersource Corp. (a)	2,031
90	Fidelity National Information Services, Inc.	2,103
86	Gartner, Inc. (a)	1,920
75	Paychex, Inc.	2,288
205	Sapient Corp.	1,873
5	Visa, Inc., Class A	446
		12,922
	Office Electronics — 0.2%
39	Zebra Technologies Corp., Class A (a)	1,161
	Semiconductors & Semiconductor Equipment — 3.6%
98	Altera Corp.	2,384
408	Atmel Corp. (a)	2,050
34	Cree, Inc. (a)	2,387
56	Cymer, Inc. (a)	2,074
108	FormFactor, Inc. (a)	1,920
44	Hittite Microwave Corp. (a)	1,932
60	Linear Technology Corp.	1,703
170	MEMC Electronic Materials, Inc. (a)	2,606
19	Microchip Technology, Inc.	545
90	NetLogic Microsystems, Inc. (a)	2,644
160	PMC-Sierra, Inc. (a)	1,428
47	Skyworks Solutions, Inc. (a)	737
		22,410
	Software — 3.8%
59	Adobe Systems, Inc. (a)	2,101
51	ANSYS, Inc. (a)	2,220
16	Blackboard, Inc. (a)	672
48	Citrix Systems, Inc. (a)	2,289
42	Concur Technologies, Inc. (a)	1,723
66	Electronic Arts, Inc. (a)	1,233
24	FactSet Research Systems, Inc.	1,745
83	Informatica Corp. (a)	2,241
50	Nuance Communications, Inc. (a)	835
58	Red Hat, Inc. (a)	1,707
74	SolarWinds, Inc. (a)	1,594
58	SuccessFactors, Inc. (a)	1,112
26	Synopsys, Inc. (a)	582
55	TiVo, Inc. (a)	943
51	VMware, Inc., Class A (a)	2,708
		23,705
	Total Information Technology	98,256
Materials — 7.4%
	Chemicals — 2.7%
25	Air Products & Chemicals, Inc.	1,837
5	Albemarle Corp.	228
44	Ecolab, Inc.	1,922
31	FMC Corp.	1,883
78	Intrepid Potash, Inc. (a)	2,380
33	Monsanto Co.	2,325
38	Mosaic Co. (The)	2,305
26	Praxair, Inc.	2,192
68	Sensient Technologies Corp.	1,974
		17,046
	Construction Materials — 1.4%
75	Eagle Materials, Inc.	1,979
29	Martin Marietta Materials, Inc.	2,445
58	Texas Industries, Inc.	1,983
45	Vulcan Materials Co.	2,120
		8,527
	Containers & Packaging — 1.1%
46	Greif, Inc., Class A	2,503
94	Packaging Corp. of America	2,315
45	Pactiv Corp. (a)	1,124
12	Silgan Holdings, Inc.	745
		6,687
	Metals & Mining — 1.8%
127	Allied Nevada Gold Corp. (a)	2,105
56	Coeur d'Alene Mines Corp. (a)	843
29	Compass Minerals International, Inc.	2,349
35	Royal Gold, Inc.	1,620
110	Titanium Metals Corp. (a)	1,825
41	United States Steel Corp.	2,593
		11,335
	Paper & Forest Products — 0.4%
60	Weyerhaeuser Co.	2,738
	Total Materials	46,333
Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 0.8%
35	AboveNet, Inc. (a)	1,750
38	CenturyTel, Inc.	1,357
58	Verizon Communications, Inc.	1,794
		4,901
	Wireless Telecommunication Services — 0.9%
56	American Tower Corp., Class A (a)	2,370
98	Leap Wireless International, Inc. (a)	1,602
100	Syniverse Holdings, Inc. (a)	1,951
		5,923
	Total Telecommunication Services	10,824
Utilities — 5.7%
	Electric Utilities — 2.3%
97	Cleco Corp.	2,567
23	Entergy Corp.	1,909
35	FPL Group, Inc.	1,668
23	Great Plains Energy, Inc.	436
100	Northeast Utilities	2,768
26	PPL Corp.	722
67	Southern Co.	2,231
91	Westar Energy, Inc.	2,020
		14,321
	Gas Utilities — 1.4%
35	AGL Resources, Inc.	1,347
67	EQT Corp.	2,758
4	National Fuel Gas Co.	212
10	New Jersey Resources Corp.	375
76	Piedmont Natural Gas Co., Inc.	2,091
42	South Jersey Industries, Inc.	1,762
		8,545
	Independent Power Producers & Energy Traders — 0.4%
61	Calpine Corp. (a)	724
619	Dynegy, Inc., Class A (a)	780
47	Ormat Technologies, Inc.	1,318
		2,822
	Multi-Utilities — 1.6%
11	Alliant Energy Corp.	362
8	Consolidated Edison, Inc.	370
45	Dominion Resources, Inc.	1,867
26	NSTAR	903
25	OGE Energy Corp.	981
52	SCANA Corp.	1,949
4	Sempra Energy	216
58	Vectren Corp.	1,427
41	Wisconsin Energy Corp.	2,040
		10,115
	Total Utilities	35,803
	Total Common Stocks (Cost $567,419)	594,326
NUMBER OF RIGHTS
Right — 0.0% (g)
Health Care — 0.0% (g)
1	Fresenius Kabi Pharmaceuticals Holding, Inc., (Germany), expiring 06/30/11 (a) (Cost $—)	– (h)
	Total Short Positions (Proceeds $567,419)	594,326

Percentages indicated are based on net assets.
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$136,559
Aggregate gross unrealized depreciation	(5,847)
Net unrealized appreciation/depreciation	$130,712
Federal income tax cost of investments	$491,211

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$621,923	$–	$–	$621,923
Liabilities #	(594,326)	–	–	(594,326)

# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.9%
Consumer Discretionary — 21.3%
	Diversified Consumer Services — 2.9%
104	American Public Education, Inc. (a)	4,837
144	Coinstar, Inc. (a) (c)	4,683
141	Lincoln Educational Services Corp. (a)	3,565

		13,085
	Hotels, Restaurants & Leisure — 1.4%
147	Life Time Fitness, Inc. (a)	4,130
53	Vail Resorts, Inc. (a)	2,141

		6,271
	Household Durables — 0.9%
143	Tempur-Pedic International, Inc. (a)	4,310

	Media — 1.2%
52	Morningstar, Inc. (a)	2,501
165	National CineMedia, Inc.	2,841

		5,342
	Specialty Retail — 10.9%
337	AnnTaylor Stores Corp. (a)	6,982
137	Children's Place Retail Stores, Inc. (The) (a)	6,095
136	DSW, Inc., Class A (a) (c)	3,464
121	hhgregg, Inc. (a)	3,054
120	J Crew Group, Inc. (a) (c)	5,513
153	Kirkland's, Inc. (a)	3,217
239	Lumber Liquidators Holdings, Inc. (a)	6,382
367	OfficeMax, Inc. (a)	6,023
421	Talbots, Inc. (a) (c)	5,451
149	Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,368

		49,549
	Textiles, Apparel & Luxury Goods — 4.0%
256	G-III Apparel Group Ltd. (a)	7,042
144	Lululemon Athletica, Inc., (Canada) (a) (c)	5,955
178	Under Armour, Inc., Class A (a) (c)	5,241

		18,238
	Total Consumer Discretionary	96,795
Energy — 3.6%
	Energy Equipment & Services — 0.8%
60	Oceaneering International, Inc. (a)	3,810

	Oil, Gas & Consumable Fuels — 2.8%
79	Concho Resources, Inc. (a)	3,994
196	Forest Oil Corp. (a)	5,068
122	Swift Energy Co. (a)	3,747

		12,809
	Total Energy	16,619
Financials — 6.6%
	Capital Markets — 2.7%
57	Affiliated Managers Group, Inc. (a)	4,503
479	Broadpoint Gleacher Securities, Inc. (a)	1,916
201	Financial Engines, Inc. (a)	3,394
250	PennantPark Investment Corp.	2,590

		12,403
	Commercial Banks — 1.0%
42	City National Corp.	2,288
114	Columbia Banking System, Inc.	2,316

		4,604
	Diversified Financial Services — 1.1%
132	MSCI, Inc., Class A (a)	4,747

	Insurance — 1.3%
59	ProAssurance Corp. (a)	3,474
116	Tower Group, Inc.	2,566

		6,040
	Thrifts & Mortgage Finance — 0.5%
61	WSFS Financial Corp.	2,371

	Total Financials	30,165
Health Care — 24.3%
	Biotechnology — 5.9%
40	Alexion Pharmaceuticals, Inc. (a)	2,175
597	Ariad Pharmaceuticals, Inc. (a)	2,030
163	AVEO Pharmaceuticals, Inc. (a)	1,463
156	BioMarin Pharmaceutical, Inc. (a)	3,653
280	Exelixis, Inc. (a)	1,699
481	Halozyme Therapeutics, Inc. (a)	3,847
134	Human Genome Sciences, Inc. (a)	4,047
253	Incyte Corp. Ltd. (a)	3,536
44	Onyx Pharmaceuticals, Inc. (a)	1,317
220	Theravance, Inc. (a) (c)	2,936

		26,703
	Health Care Equipment & Supplies — 3.7%
342	Insulet Corp. (a)	5,165
139	Masimo Corp.	3,693
175	Micrus Endovascular Corp. (a)	3,457
132	Thoratec Corp. (a)	4,420

		16,735
	Health Care Providers & Services — 5.3%
72	Amedisys, Inc. (a) (c)	3,987
335	Emeritus Corp. (a) (c)	6,815
89	Genoptix, Inc. (a)	3,171
232	Health Net, Inc. (a)	5,777
257	Healthspring, Inc. (a)	4,527

		24,277
	Health Care Technology — 3.7%
44	athenahealth, Inc. (a) (c)	1,616
196	MedAssets, Inc. (a) (c)	4,121
468	Omnicell, Inc. (a)	6,570
272	Vital Images, Inc. (a)	4,403

		16,710
	Life Sciences Tools & Services — 3.2%
485	Bruker Corp. (a)	7,100
642	Enzo Biochem, Inc. (a)	3,865
138	Icon plc, (Ireland), ADR (a)	3,650

		14,615
	Pharmaceuticals — 2.5%
258	Cumberland Pharmaceuticals, Inc. (a)	2,713
295	Nektar Therapeutics (a)	4,490
312	Sucampo Pharmaceuticals, Inc., Class A (a)	1,114
227	ViroPharma, Inc. (a)	3,090

		11,407
	Total Health Care	110,447
Industrials — 15.8%
	Aerospace & Defense — 2.4%
162	DigitalGlobe, Inc. (a)	4,514
122	HEICO Corp.	6,267

		10,781
	Building Products — 3.0%
117	Lennox International, Inc.	5,172
123	Simpson Manufacturing Co., Inc.	3,412
249	Trex Co., Inc. (a) (c)	5,307

		13,891
	Commercial Services & Supplies — 1.5%
190	GEO Group, Inc. (The) (a)	3,769
93	Waste Connections, Inc. (a)	3,172

		6,941
	Construction & Engineering — 0.9%
227	Orion Marine Group, Inc. (a)	4,094

	Electrical Equipment — 2.7%
127	Baldor Electric Co.	4,754
123	EnerSys (a)	3,029
310	Generac Holdings, Inc. (a)	4,347

		12,130
	Industrial Conglomerates — 0.9%
111	Carlisle Cos., Inc.	4,210

	Machinery — 1.9%
136	Graco, Inc.	4,339
108	Wabtec Corp.	4,528

		8,867
	Road & Rail — 2.5%
111	Landstar System, Inc.	4,670
167	Marten Transport Ltd. (a)	3,299
97	Old Dominion Freight Line, Inc. (a)	3,234

		11,203
	Total Industrials	72,117
Information Technology — 22.8%
	Communications Equipment — 2.8%
38	F5 Networks, Inc. (a)	2,350
181	Riverbed Technology, Inc. (a)	5,149
153	ViaSat, Inc. (a)	5,310

		12,809
	Computers & Peripherals — 0.8%
217	Compellent Technologies, Inc. (a)	3,805

	Internet Software & Services — 3.1%
184	Archipelago Learning, Inc. (a)	2,684
1,274	Art Technology Group, Inc. (a)	5,617
216	DealerTrack Holdings, Inc. (a)	3,688
74	Digital River, Inc. (a)	2,253

		14,242
	IT Services — 0.7%
100	NCI, Inc., Class A (a)	3,020

	Semiconductors & Semiconductor Equipment — 5.8%
194	Cavium Networks, Inc. (a)	4,813
95	Hittite Microwave Corp. (a)	4,179
51	MaxLinear, Inc., Class A (a) (c)	898
261	Mellanox Technologies Ltd., (Israel) (a)	6,147
270	Monolithic Power Systems, Inc. (a)	6,019
134	Varian Semiconductor Equipment Associates, Inc. (a)	4,445

		26,501
	Software — 9.6%
80	ANSYS, Inc. (a)	3,435
132	Blackboard, Inc. (a)	5,478
86	Concur Technologies, Inc. (a)	3,523
211	Fortinet, Inc. (a) (c)	3,713
409	NetSuite, Inc. (a) (c)	5,946
376	Nuance Communications, Inc. (a) (c)	6,249
233	SolarWinds, Inc. (a)	5,038
172	Sourcefire, Inc. (a)	3,938
239	Taleo Corp., Class A (a)	6,186

		43,506
	Total Information Technology	103,883
Materials — 2.4%
	Chemicals — 1.5%
283	Innospec, Inc., (United Kingdom) (a)	3,216
156	STR Holdings, Inc. (a)	3,661

		6,877
	Metals & Mining — 0.9%
257	Commercial Metals Co.	3,864

	Total Materials	10,741
Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.1%
166	Cbeyond, Inc. (a)	2,273
166	Neutral Tandem, Inc. (a)	2,658

	Total Telecommunication Services	4,931
	Total Common Stocks (Cost $345,624)	445,698
Short-Term Investment — 2.1%
	Investment Company — 2.1%
9,475	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $9,475)	9,475

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Investments of Cash Collateral for Securities on Loan — 10.1%
	Corporate Note — 1.3%
6,000	Monumental Global Funding III, VAR, 0.302%, 05/24/10 (e)	5,981

SHARES
	Investment Company — 8.8%
40,040	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l)	40,040

	Total Investments of Cash Collateral for Securities on Loan (Cost $46,040)	46,021
	Total Investments — 110.1% (Cost $401,139)	501,194
	Liabilities in Excess of Other Assets — (10.1)%	(45,960)
	NET ASSETS — 100.0%	$455,234

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2010.
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)		The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$113,740
Aggregate gross unrealized depreciation	(13,685)
Net unrealized appreciation/depreciation	$100,055
Federal income tax cost of investments	$401,139

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$495,213	$5,981	$–	$501,194

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a corporate note that is held as an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.5%
Consumer Discretionary — 14.7%
		Auto Components — 1.3%
155		ArvinMeritor, Inc. (a)	2,073
15		Autoliv, Inc., (Sweden) (a)	763
62		Modine Manufacturing Co. (a)	700
26		Stoneridge, Inc. (a)	252
141		Superior Industries International, Inc.	2,259

			6,047
		Distributors — 0.0% (g)
20		Audiovox Corp., Class A (a)	158

		Diversified Consumer Services — 0.5%
56		Jackson Hewitt Tax Service, Inc. (a) (c)	112
65		Regis Corp.	1,208
181		Stewart Enterprises, Inc., Class A	1,134

			2,454
		Hotels, Restaurants & Leisure — 1.1%
28		Isle of Capri Casinos, Inc. (a)	215
124		O'Charley's, Inc. (a)	1,110
17		PF Chang's China Bistro, Inc. (a) (c)	737
88		Ruby Tuesday, Inc. (a)	934
150		Ruth's Hospitality Group, Inc. (a)	793
47		Wyndham Worldwide Corp.	1,204

			4,993
		Household Durables — 3.6%
190		American Greetings Corp., Class A	3,957
49		Blyth, Inc.	1,541
103		Furniture Brands International, Inc. (a)	660
89		Helen of Troy Ltd., (Bermuda) (a)	2,309
33		Jarden Corp.	1,082
121		La-Z-Boy, Inc. (a)	1,514
154		Leggett & Platt, Inc.	3,326
28		Tempur-Pedic International, Inc. (a)	847
30		Tupperware Brands Corp.	1,442

			16,678
		Leisure Equipment & Products — 0.4%
29		Brunswick Corp.	458
22		Hasbro, Inc.	827
53		JAKKS Pacific, Inc. (a)	696

			1,981
		Media — 1.6%
156		Belo Corp., Class A	1,062
7		Carmike Cinemas, Inc. (a)	101
117		Cumulus Media, Inc., Class A (a)	397
59		Entercom Communications Corp., Class A (a)	697
133		Journal Communications, Inc., Class A (a)	557
66		RCN Corp. (a)	1,000
37		Scholastic Corp.	1,025
286		Sinclair Broadcast Group, Inc., Class A (a)	1,455
41		Valassis Communications, Inc. (a)	1,141

			7,435
		Multiline Retail — 0.6%
99		Dillard's, Inc., Class A	2,339
51		Fred's, Inc., Class A	608

			2,947
		Specialty Retail — 3.9%
50		AnnTaylor Stores Corp. (a)	1,025
95		Asbury Automotive Group, Inc. (a)	1,266
583		Borders Group, Inc. (a)	1,003
76		Cache, Inc. (a)	417
31		Cato Corp. (The), Class A	669
187		Charming Shoppes, Inc. (a)	1,018
55		Finish Line, Inc. (The), Class A	902
177		Haverty Furniture Cos., Inc.	2,892
162		Hot Topic, Inc. (a)	1,056
82		MarineMax, Inc. (a)	879
127		Midas, Inc. (a)	1,428
203		Pacific Sunwear of California, Inc. (a)	1,077
95		Rent-A-Center, Inc. (a)	2,235
15		Signet Jewelers Ltd., (Bermuda) (a)	488
108		Sonic Automotive, Inc., Class A (a)	1,186
67		Talbots, Inc. (a) (c)	866

			18,407
		Textiles, Apparel & Luxury Goods — 1.7%
114		Jones Apparel Group, Inc.	2,172
190		Liz Claiborne, Inc. (a) (c)	1,414
35		Maidenform Brands, Inc. (a)	769
26		Oxford Industries, Inc.	528
70		Perry Ellis International, Inc. (a)	1,588
37		Timberland Co. (The), Class A (a)	779
44		Unifi, Inc. (a)	160
17		Wolverine World Wide, Inc.	484

			7,894
		Total Consumer Discretionary	68,994
Consumer Staples — 1.8%
		Food & Staples Retailing — 0.4%
4		Andersons, Inc. (The)	141
26		Great Atlantic & Pacific Tea Co. (a)	199
33		Nash Finch Co.	1,110
25		Pantry, Inc. (The) (a)	306

			1,756
		Food Products — 0.4%
80		B&G Foods, Inc., Class A	834
87		Dole Food Co., Inc. (a) (c)	1,036

			1,870
		Household Products — 0.3%
50		Cellu Tissue Holdings, Inc. (a)	502
86		Central Garden & Pet Co., Class A (a)	784

			1,286
		Personal Products — 0.7%
71		Inter Parfums, Inc.	1,049
29		Nu Skin Enterprises, Inc., Class A	844
188		Prestige Brands Holdings, Inc. (a)	1,691

			3,584
		Total Consumer Staples	8,496
Energy — 4.4%
		Energy Equipment & Services — 2.2%
109		Cal Dive International, Inc. (a)	799
20		Complete Production Services, Inc. (a)	235
52		Helix Energy Solutions Group, Inc. (a)	674
720		Hercules Offshore, Inc. (a)	3,104
507		Key Energy Services, Inc. (a) (c)	4,845
87		Pioneer Drilling Co. (a)	612
30		TGC Industries, Inc. (a)	121

			10,390
		Oil, Gas & Consumable Fuels — 2.2%
7		Brigham Exploration Co. (a)	108
39		Cloud Peak Energy, Inc. (a)	644
15		Delta Petroleum Corp. (a) (c)	21
199		Endeavour International Corp. (a)	252
13		Frontline Ltd., (Bermuda) (c)	410
45		General Maritime Corp.	323
102		Gulfport Energy Corp. (a)	1,141
40		Mariner Energy, Inc. (a)	594
14		Overseas Shipholding Group, Inc.	530
90		Petroquest Energy, Inc. (a)	454
1		PrimeEnergy Corp. (a)	22
91		Stone Energy Corp. (a)	1,612
46		Swift Energy Co. (a)	1,417
252		VAALCO Energy, Inc.	1,244
151		W&T Offshore, Inc.	1,272
7		Westmoreland Coal Co. (a)	86

			10,130
		Total Energy	20,520
Financials — 32.7%
		Capital Markets — 1.6%
22		Affiliated Managers Group, Inc. (a)	1,699
13		Financial Engines, Inc. (a)	220
37		Gladstone Capital Corp.	437
47		Investment Technology Group, Inc. (a)	781
37		Janus Capital Group, Inc.	526
95		MCG Capital Corp. (a)	493
32		NGP Capital Resources Co.	275
31		Oppenheimer Holdings, Inc., Class A	778
47		Piper Jaffray Cos. (a)	1,906
21		Pzena Investment Management, Inc., Class A (a)	158

			7,273
		Commercial Banks — 10.5%
44		1st Source Corp.	777
63		1st United Bancorp, Inc. (a)	503
2		Alliance Financial Corp. (c)	71
36		BancFirst Corp.	1,513
37		Bancorp, Inc. (a)	330
75		Bank of Hawaii Corp.	3,362
41		Banner Corp. (c)	157
14		Cardinal Financial Corp.	147
95		Cathay General Bancorp (c)	1,103
27		Centerstate Banks, Inc.	331
119		Central Pacific Financial Corp. (a) (c)	200
4		Century Bancorp, Inc., Class A	67
33		Chemical Financial Corp.	782
141		Citizens Republic Bancorp, Inc. (a)	167
79		City Holding Co.	2,723
62		Community Bank System, Inc.	1,417
53		Community Trust Bancorp, Inc.	1,422
21		Cullen/Frost Bankers, Inc.	1,166
28		Financial Institutions, Inc.	404
80		First Bancorp (c)	192
63		First Busey Corp.	277
4		First Citizens BancShares, Inc., Class A	755
20		First Community Bancshares, Inc.	247
117		First Financial Bancorp	2,085
12		First Financial Bankshares, Inc.	629
32		First Interstate Bancsystem, Inc.	517
10		First Merchants Corp.	72
10		First South Bancorp, Inc. (c)	122
183		FirstMerit Corp.	3,947
214		FNB Corp.	1,732
1		Fulton Financial Corp.	11
39		Guaranty Bancorp (a)	62
25		Heartland Financial USA, Inc. (c)	401
9		Hudson Valley Holding Corp.	208
48		Lakeland Bancorp, Inc.	427
13		Lakeland Financial Corp.	242
18		MB Financial, Inc.	401
62		Nara Bancorp, Inc. (a)	539
14		Northrim BanCorp, Inc.	246
14		Old National Bancorp	172
10		Old Second Bancorp, Inc. (c)	65
108		Pacific Capital Bancorp (a) (c)	195
10		S&T Bancorp, Inc. (c)	207
46		Santander BanCorp (a)	559
8		SCBT Financial Corp.	305
8		Sierra Bancorp	101
44		Simmons First National Corp., Class A	1,221
706		South Financial Group, Inc. (The) (c)	488
48		Southwest Bancorp, Inc.	395
7		Suffolk Bancorp	227
53		Sun Bancorp, Inc. (a)	208
179		Susquehanna Bancshares, Inc.	1,757
28		SVB Financial Group (a)	1,316
214		TCF Financial Corp. (c)	3,414
18		Tompkins Financial Corp. (c)	653
86		UMB Financial Corp.	3,488
47		Umpqua Holdings Corp.	619
8		Union First Market Bankshares Corp.	122
74		United Community Banks, Inc. (a)	325
30		Washington Trust Bancorp, Inc.	561
8		West Bancorp., Inc.	55
25		Westamerica Bancorp	1,464
92		Whitney Holding Corp.	1,273

			48,944
		Consumer Finance — 2.2%
47		Advance America Cash Advance Centers, Inc.	274
58		AmeriCredit Corp. (a)	1,380
167		CompuCredit Holdings Corp. (c)	864
11		Credit Acceptance Corp. (a)	443
110		Dollar Financial Corp. (a)	2,637
133		World Acceptance Corp. (a) (c)	4,788

			10,386
		Diversified Financial Services — 0.7%
11		Marlin Business Services Corp. (a)	109
126		PHH Corp. (a)	2,972

			3,081
		Insurance — 6.0%
90		Ambac Financial Group, Inc. (a) (c)	50
365		American Equity Investment Life Holding Co.	3,888
19		Arch Capital Group Ltd., (Bermuda) (a)	1,411
60		Assured Guaranty Ltd., (Bermuda)	1,312
35		Axis Capital Holdings Ltd., (Bermuda)	1,107
225		Conseco, Inc. (a)	1,401
73		Crawford & Co., Class B (a)	298
119		Delphi Financial Group, Inc., Class A	3,005
12		FBL Financial Group, Inc., Class A	303
19		First Mercury Financial Corp.	253
92		Harleysville Group, Inc.	3,116
181		Horace Mann Educators Corp.	2,727
55		Meadowbrook Insurance Group, Inc.	438
92		Platinum Underwriters Holdings Ltd., (Bermuda)	3,393
44		PMA Capital Corp., Class A (a)	271
20		Primerica, Inc. (a)	293
32		ProAssurance Corp. (a)	1,862
53		Selective Insurance Group	871
35		StanCorp Financial Group, Inc.	1,681
32		Symetra Financial Corp. (a)	416

			28,096
		Real Estate Investment Trusts (REITs) — 10.2%
271		Anworth Mortgage Asset Corp.	1,825
108		Apartment Investment & Management Co., Class A	1,979
129		Ashford Hospitality Trust, Inc. (a) (c)	924
11		Associated Estates Realty Corp.	149
20		Brandywine Realty Trust	246
95		CBL & Associates Properties, Inc.	1,307
22		Colonial Properties Trust	283
406		DCT Industrial Trust, Inc.	2,122
185		Developers Diversified Realty Corp.	2,255
174		DiamondRock Hospitality Co. (a)	1,764
24		DuPont Fabros Technology, Inc.	507
14		EastGroup Properties, Inc.	525
324		Education Realty Trust, Inc.	1,857
69		First Industrial Realty Trust, Inc. (a)	532
48		Home Properties, Inc. (c)	2,265
86		Hospitality Properties Trust	2,048
44		LaSalle Hotel Properties	1,018
390		Lexington Realty Trust	2,537
74		LTC Properties, Inc.	2,000
403		MFA Financial, Inc.	2,963
101		Mission West Properties, Inc.	694
140		Pennsylvania Real Estate Investment Trust (c)	1,741
73		PS Business Parks, Inc. (c)	3,877
110		Ramco-Gershenson Properties Trust	1,242
73		Resource Capital Corp.	492
23		Saul Centers, Inc.	969
80		Strategic Hotels & Resorts, Inc. (a)	338
237		Sunstone Hotel Investors, Inc. (a)	2,650
55		Taubman Centers, Inc.	2,200
34		Universal Health Realty Income Trust	1,202
407		U-Store-It Trust	2,933

			47,444
		Real Estate Management & Development — 0.2%
62		Forestar Group, Inc. (a)	1,163

		Thrifts & Mortgage Finance — 1.3%
100		Astoria Financial Corp.	1,453
11		First Financial Holdings, Inc. (c)	167
18		First Niagara Financial Group, Inc.	260
106		MGIC Investment Corp. (a) (c)	1,163
55		Northwest Bancshares, Inc.	645
25		OceanFirst Financial Corp.	287
74		Ocwen Financial Corp. (a)	825
95		PMI Group, Inc. (The) (a) (c)	513
74		Trustco Bank Corp.	453
12		Waterstone Financial, Inc. (a) (c)	42
12		WSFS Financial Corp.	480

			6,288
		Total Financials	152,675
Health Care — 5.3%
		Biotechnology — 0.9%
87		Ariad Pharmaceuticals, Inc. (a)	295
77		ArQule, Inc. (a)	445
315		Bionovo, Inc. (a)	133
20		Halozyme Therapeutics, Inc. (a)	157
46		Incyte Corp., Ltd. (a)	648
498		Lexicon Pharmaceuticals, Inc. (a)	736
30		Nabi Biopharmaceuticals (a)	164
78		Novavax, Inc. (a) (c)	180
30		Pharmasset, Inc. (a)	812
51		Protalix BioTherapeutics, Inc., (Israel) (a) (c)	333
22		Seattle Genetics, Inc. (a)	266

			4,169
		Health Care Equipment & Supplies — 0.8%
10		Cantel Medical Corp.	191
47		Hansen Medical, Inc. (a)	107
19		Insulet Corp. (a)	291
23		Teleflex, Inc.	1,480
449		TomoTherapy, Inc. (a)	1,532

			3,601
		Health Care Providers & Services — 2.6%
26		Brookdale Senior Living, Inc. (a)	550
73		Centene Corp. (a)	1,757
111		Cross Country Healthcare, Inc. (a)	1,122
11		Emergency Medical Services Corp., Class A (a)	594
87		LCA-Vision, Inc. (a)	725
84		Magellan Health Services, Inc. (a)	3,630
81		Omnicare, Inc.	2,294
27		PharMerica Corp. (a)	494
32		Team Health Holdings, Inc. (a)	541
15		WellCare Health Plans, Inc. (a)	456

			12,163
		Health Care Technology — 0.2%
9		Medidata Solutions, Inc. (a)	137
61		Vital Images, Inc. (a)	980

			1,117
		Life Sciences Tools & Services — 0.3%
97		Affymetrix, Inc. (a)	714
39		Harvard Bioscience, Inc. (a)	152
37		Kendle International, Inc. (a)	649

			1,515
		Pharmaceuticals — 0.5%
22		Cumberland Pharmaceuticals, Inc. (a)	230
22		Cypress Bioscience, Inc. (a)	105
31		Perrigo Co.	1,814
8		XenoPort, Inc. (a)	70

			2,219
		Total Health Care	24,784
Industrials — 15.0%
		Aerospace & Defense — 0.9%
33		Cubic Corp.	1,184
149		Orbital Sciences Corp. (a)	2,840

			4,024
		Air Freight & Logistics — 0.4%
16		Atlas Air Worldwide Holdings, Inc. (a)	870
144		Pacer International, Inc. (a)	864

			1,734
		Airlines — 0.8%
44		Hawaiian Holdings, Inc. (a)	327
83		Republic Airways Holdings, Inc. (a)	494
214		SkyWest, Inc.	3,057

			3,878
		Building Products — 1.0%
79		Builders FirstSource, Inc. (a) (c)	249
146		Gibraltar Industries, Inc. (a)	1,844
19		Insteel Industries, Inc.	205
32		Lennox International, Inc.	1,427
6		NCI Building Systems, Inc. (a)	61
41		Quanex Building Products Corp.	682
20		Trex Co., Inc. (a) (c)	419

			4,887
		Commercial Services & Supplies — 2.6%
106		ACCO Brands Corp. (a)	811
7		Amrep Corp. (a)	99
45		ATC Technology Corp. (a)	772
149		Deluxe Corp. (c)	2,896
19		G&K Services, Inc., Class A	502
65		HNI Corp.	1,720
30		Knoll, Inc.	335
12		M&F Worldwide Corp. (a)	373
251		Metalico, Inc. (a) (c)	1,503
89		Standard Register Co. (The)	476
138		Steelcase, Inc., Class A	894
3		SYKES Enterprises, Inc. (a)	78
29		United Stationers, Inc. (a)	1,730

			12,189
		Construction & Engineering — 1.0%
35		Dycom Industries, Inc. (a)	302
168		EMCOR Group, Inc. (a)	4,133
16		Integrated Electrical Services, Inc. (a)	91

			4,526
		Electrical Equipment — 1.6%
49		Acuity Brands, Inc.	2,077
185		EnerSys (a)	4,562
102		LSI Industries, Inc.	693

			7,332
		Industrial Conglomerates — 0.9%
–	(h)	Seaboard Corp.	390
63		Standex International Corp.	1,616
128		Tredegar Corp.	2,193

			4,199
		Machinery — 2.0%
59		AGCO Corp. (a)	2,105
37		Ampco-Pittsburgh Corp.	926
10		Cascade Corp.	335
10		CIRCOR International, Inc.	342
27		Duoyuan Printing, Inc., (China) (a)	287
38		Mueller Industries, Inc.	1,018
161		Mueller Water Products, Inc., Class A	770
19		NACCO Industries, Inc., Class A	1,387
13		Tecumseh Products Co., Class A (a)	161
44		Wabtec Corp.	1,849
11		Watts Water Technologies, Inc., Class A	348

			9,528
		Marine — 0.5%
294		Horizon Lines, Inc., Class A	1,598
32		International Shipholding Corp.	937

			2,535
		Professional Services — 1.1%
21		COMSYS IT Partners, Inc. (a)	371
25		GP Strategies Corp. (a)	212
54		Kforce, Inc. (a)	817
475		SFN Group, Inc. (a)	3,807

			5,207
		Road & Rail — 0.7%
31		Arkansas Best Corp.	938
27		Celadon Group, Inc. (a)	379
22		Heartland Express, Inc.	357
46		Saia, Inc. (a)	632
41		Werner Enterprises, Inc.	959

			3,265
		Trading Companies & Distributors — 1.5%
79		Aircastle Ltd.	751
86		Applied Industrial Technologies, Inc.	2,136
44		BlueLinx Holdings, Inc. (a) (c)	167
5		Houston Wire & Cable Co.	54
15		Interline Brands, Inc. (a)	287
100		WESCO International, Inc. (a)	3,461

			6,856
		Total Industrials	70,160
Information Technology — 11.4%
		Communications Equipment — 1.6%
107		Arris Group, Inc. (a)	1,280
59		Black Box Corp.	1,815
5		Calix, Inc. (a) (c)	73
57		CommScope, Inc. (a)	1,586
34		Emulex Corp. (a)	445
9		InterDigital, Inc. (a)	242
34		Meru Networks, Inc. (a)	648
63		Oplink Communications, Inc. (a)	1,166

			7,255
		Computers & Peripherals — 0.6%
197		Electronics for Imaging, Inc. (a)	2,288
38		Imation Corp. (a)	417
2		Quantum Corp. (a)	4

			2,709
		Electronic Equipment, Instruments & Components — 3.0%
110		Agilysys, Inc.	1,229
58		Benchmark Electronics, Inc. (a)	1,207
2		Checkpoint Systems, Inc. (a)	49
85		Cognex Corp.	1,570
108		Coherent, Inc. (a)	3,436
46		CTS Corp.	431
9		DDi Corp. (a)	51
23		Electro Rent Corp.	299
122		Methode Electronics, Inc.	1,208
45		Newport Corp. (a)	565
14		OSI Systems, Inc. (a)	384
57		Park Electrochemical Corp.	1,641
43		Tech Data Corp. (a)	1,818
64		Technitrol, Inc.	340

			14,228
		Internet Software & Services — 0.6%
19		Ancestry.com, Inc. (a)	324
52		Marchex, Inc., Class B	264
77		Perficient, Inc. (a)	862
9		QuinStreet, Inc. (a)	156
73		United Online, Inc.	544
99		Web.com Group, Inc. (a)	541

			2,691
		IT Services — 1.4%
83		Acxiom Corp. (a)	1,486
121		CIBER, Inc. (a)	451
162		CSG Systems International, Inc. (a)	3,396
16		Global Cash Access Holdings, Inc. (a)	129
33		Unisys Corp. (a)	1,157

			6,619
		Semiconductors & Semiconductor Equipment — 1.9%
76		Brooks Automation, Inc. (a)	668
375		Cirrus Logic, Inc. (a)	3,149
61		DSP Group, Inc. (a)	504
80		Integrated Device Technology, Inc. (a)	487
169		Lattice Semiconductor Corp. (a)	619
13		MaxLinear, Inc., Class A (a) (c)	229
55		MIPS Technologies, Inc. (a)	246
64		Novellus Systems, Inc. (a)	1,603
32		Photronics, Inc. (a)	163
21		Rudolph Technologies, Inc. (a)	181
30		Semtech Corp. (a)	518
164		Silicon Storage Technology, Inc. (a)	498
7		Zoran Corp. (a)	77

			8,942
		Software — 2.3%
294		Aspen Technology, Inc. (a)	3,015
99		EPIQ Systems, Inc. (a) (c)	1,229
52		Fair Isaac Corp.	1,308
9		Fortinet, Inc. (a)	160
20		MicroStrategy, Inc., Class A (a)	1,727
26		S1 Corp. (a)	150
9		SS&C Technologies Holdings, Inc. (a)	130
14		Sybase, Inc. (a)	662
68		Take-Two Interactive Software, Inc. (a)	668
154		TIBCO Software, Inc. (a)	1,657

			10,706
		Total Information Technology	53,150
Materials — 7.3%
		Chemicals — 3.4%
15		A Schulman, Inc.	369
121		H.B. Fuller Co.	2,804
30		ICO, Inc.	240
49		Innophos Holdings, Inc.	1,359
75		Innospec, Inc., (United Kingdom) (a)	851
35		Koppers Holdings, Inc.	988
20		Minerals Technologies, Inc.	1,037
371		PolyOne Corp. (a)	3,797
230		Spartech Corp. (a) (c)	2,696
41		STR Holdings, Inc. (a)	954
31		Zep, Inc.	680

			15,775
		Construction Materials — 0.0% (g)
30		Headwaters, Inc. (a)	137
72		U.S. Concrete, Inc. (a) (c)	28

			165
		Containers & Packaging — 1.1%
19		Boise, Inc. (a)	115
64		Graham Packaging Co., Inc. (a)	801
77		Myers Industries, Inc.	808
66		Rock-Tenn Co., Class A	2,989
11		Silgan Holdings, Inc.	638

			5,351
		Metals & Mining — 1.4%
255		Hecla Mining Co. (a) (c)	1,392
57		Stillwater Mining Co. (a)	736
255		Worthington Industries, Inc.	4,411

			6,539
		Paper & Forest Products — 1.4%
177		Buckeye Technologies, Inc. (a)	2,321
13		Domtar Corp., (Canada) (a)	863
62		Neenah Paper, Inc.	984
46		Schweitzer-Mauduit International, Inc.	2,197

			6,365
		Total Materials	34,195
Telecommunication Services — 0.6%
		Diversified Telecommunication Services — 0.6%
85		Consolidated Communications Holdings, Inc.	1,620
152		Frontier Communications Corp. (c)	1,134

		Total Telecommunication Services	2,754
Utilities — 5.3%
		Electric Utilities — 1.1%
163		El Paso Electric Co. (a)	3,356
56		UniSource Energy Corp.	1,748

			5,104
		Gas Utilities — 2.1%
1		Chesapeake Utilities Corp.	30
4		National Fuel Gas Co.	217
39		New Jersey Resources Corp.	1,472
112		Nicor, Inc. (c)	4,704
23		Piedmont Natural Gas Co., Inc.	643
83		Southwest Gas Corp.	2,468
6		UGI Corp.	162

			9,696
		Multi-Utilities — 2.0%
189		Avista Corp.	3,920
37		Black Hills Corp.	1,111
155		NorthWestern Corp. (c)	4,161

			9,192
		Water Utilities — 0.1%
18		California Water Service Group	667

		Total Utilities	24,659
		Total Common Stocks (Cost $428,992)	460,387
PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.3%
1,490		U.S. Treasury Note, 1.250%, 11/30/10 (k) (Cost $1,500)	1,499
SHARES
Short-Term Investment — 1.9%
		Investment Company — 1.9%
9,008		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $9,008)	9,008
PRINCIPAL AMOUNT ($)
Investments of Cash Collateral for Securities on Loan — 7.0%
		Corporate Note — 2.2%
10,050		Monumental Global Funding III, VAR, 0.312%, 05/24/10 (e)	10,018

SHARES
		Investment Company — 4.8%
22,617		JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l)	22,617

		Total Investments of Cash Collateral for Securities on Loan (Cost $32,666)	32,635
		Total Investments — 107.7% (Cost $472,166)	503,529
		Liabilities in Excess of Other Assets — (7.7)%	(36,103)
		NET ASSETS — 100.0%	$467,426

Percentages indicated are based on net assets.
Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
120	E-mini Russell 2000	06/18/10	$8,125	$85

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2010.

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(k)		Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)		The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation			$91,733
Aggregate gross unrealized depreciation			(60,370)
Net unrealized appreciation/depreciation			$31,363
Federal income tax cost of investments			$472,166

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$492,012	$11,517	$–	$503,529
Appreciation in Other Financial Instruments
Futures Contracts	$85	$–	$–	$85

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 28, 2010

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

May 28, 2010